UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a).
Westwood Quality Value Fund

Institutional Shares (WHGLX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.64%

How did the Fund perform during the reporting period?

Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 1000 Value, in the reporting period. Early gains reversed sharply, with declines triggered by concerns surrounding the impact of economic policy on long-term growth.

The top sectors on a relative basis were Consumer Discretionary and Financials, due to stock selection. Consumer Discretionary returns were driven by restaurants and demand for home improvement and auto supply retailers. The Financials sector showed gains from large banks and insurers.

Information Technology and Industrials were the worst performers on a relative basis, again due mainly to stock selection. Information Technology was impacted by valuation compression and geopolitical tensions. Industrials underperformed due to higher input costs and tariff uncertainty.

Darden Restaurants Inc. (DRI) and O’Reilly Automotive Inc. (ORLY) led in Consumer Discretionary. Darden rose after reporting consecutive quarters of sales growth and revising its sales outlook after completing the acquisition of Chuy’s. O’Reilly gained after reporting strong financial results, reaffirming store expansion plans and maintaining same-store sales guidance.

Visa Inc. (V) led Financials after reporting continued growth in payment volume and processed transactions. Progressive Corp. (PGR) rose after a positive earnings report showed improved underwriting profitability and increased policy growth for the insurer.

In Information Technology, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and the impact of tariffs, the latter a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

In Industrials, Boise Cascade Co. (BCC) fell on weak housing data and falling lumber prices. CACI International Inc. (CACI) also declined during the period due to concerns over federal cost cuts affecting defense contracts.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$320,000
$275,000
$230,000
$185,000
$140,000
$95,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality Value Fund - Institutional Shares - $221,867
Russell 1000® Value Index - $223,132
Russell 3000® Index - $301,735

	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$100,704	$99,596	$99,824
Apr-2017	$114,659	$116,080	$118,374
Apr-2018	$130,365	$124,789	$133,819
Apr-2019	$141,134	$136,099	$150,789
Apr-2020	$133,473	$121,110	$149,219
Apr-2021	$181,074	$176,730	$225,199
Apr-2022	$187,553	$179,059	$218,186
Apr-2023	$192,061	$181,231	$221,465
Apr-2024	$214,055	$205,556	$270,854
Apr-2025	$221,867	$223,132	$301,735

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	3.65%	10.70%	8.30%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Russell 3000® Index	11.40%	15.12%	11.68%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$177,649,098
  Number of Portfolio Holdings47
  Advisory Fee (net of waivers)$416,873
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 20.2%
Technology 16.3%
Industrials 13.4%
Health Care 9.7%
Communications 7.7%
Consumer Staples 7.4%
Utilities 5.9%
Consumer Discretionary 5.2%
Energy 5.1%
Real Estate 5.0%
Money Market 3.4%
Materials 1.7%
Liabilities in Excess of Other Assets -1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	1.7%
Money Market	3.4%
Real Estate	5.0%
Energy	5.1%
Consumer Discretionary	5.2%
Utilities	5.9%
Consumer Staples	7.4%
Communications	7.7%
Health Care	9.7%
Industrials	13.4%
Technology	16.3%
Financials	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
JPMorgan Chase & Company	3.5%
Abbott Laboratories	3.0%
Union Pacific Corporation	3.0%
UnitedHealth Group, Inc.	2.8%
Visa, Inc. - Class A	2.6%
T-Mobile US, Inc.	2.6%
Walt Disney Company (The)	2.6%
Progressive Corporation (The)	2.6%
Walmart, Inc.	2.5%

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Westwood Quality Value Fund - Institutional Shares (WHGLX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGLX

Westwood Quality Value Fund

A Class Shares (WWLAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$40	0.81%

How did the Fund perform during the reporting period?

Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 1000 Value, in the reporting period. Early gains reversed sharply, with declines triggered by concerns surrounding the impact of economic policy on long-term growth.

The top sectors on a relative basis were Consumer Discretionary and Financials, due to stock selection. Consumer Discretionary returns were driven by restaurants and demand for home improvement and auto supply retailers. The Financials sector showed gains from large banks and insurers.

Information Technology and Industrials were the worst performers on a relative basis, again due mainly to stock selection. Information Technology was impacted by valuation compression and geopolitical tensions. Industrials underperformed due to higher input costs and tariff uncertainty.

Darden Restaurants Inc. (DRI) and O’Reilly Automotive Inc. (ORLY) led in Consumer Discretionary. Darden rose after reporting consecutive quarters of sales growth and revising its sales outlook after completing the acquisition of Chuy’s. O’Reilly gained after reporting strong financial results, reaffirming store expansion plans and maintaining same-store sales guidance.

Visa Inc. (V) led Financials after reporting continued growth in payment volume and processed transactions. Progressive Corp. (PGR) rose after a positive earnings report showed improved underwriting profitability and increased policy growth for the insurer.

In Information Technology, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and the impact of tariffs, the latter a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

In Industrials, Boise Cascade Co. (BCC) fell on weak housing data and falling lumber prices. CACI International Inc. (CACI) also declined during the period due to concerns over federal cost cuts affecting defense contracts.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality Value Fund - A Class Shares - $21,027
Russell 1000® Value Index - $22,313
Russell 3000® Index - $30,174

	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2015	$9,701	$10,000	$10,000
Apr-2016	$9,746	$9,960	$9,982
Apr-2017	$11,073	$11,608	$11,837
Apr-2018	$12,553	$12,479	$13,382
Apr-2019	$13,555	$13,610	$15,079
Apr-2020	$12,780	$12,111	$14,922
Apr-2021	$17,310	$17,673	$22,520
Apr-2022	$17,874	$17,906	$21,819
Apr-2023	$18,272	$18,123	$22,146
Apr-2024	$20,321	$20,556	$27,085
Apr-2025	$21,027	$22,313	$30,174

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	3.47%	10.47%	8.04%
With Load*	0.39%	9.80%	7.72%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Russell 3000® Index	11.40%	15.12%	11.68%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$177,649,098
  Number of Portfolio Holdings47
  Advisory Fee (net of waivers)$416,873
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	1.7%
Money Market	3.4%
Real Estate	5.0%
Energy	5.1%
Consumer Discretionary	5.2%
Utilities	5.9%
Consumer Staples	7.4%
Communications	7.7%
Health Care	9.7%
Industrials	13.4%
Technology	16.3%
Financials	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
JPMorgan Chase & Company	3.5%
Abbott Laboratories	3.0%
Union Pacific Corporation	3.0%
UnitedHealth Group, Inc.	2.8%
Visa, Inc. - Class A	2.6%
T-Mobile US, Inc.	2.6%
Walt Disney Company (The)	2.6%
Progressive Corporation (The)	2.6%
Walmart, Inc.	2.5%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Westwood Quality Value Fund - A Class Shares (WWLAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WWLAX

Westwood Quality Value Fund

Ultra Shares (WHGQX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$27	0.56%

How did the Fund perform during the reporting period?

Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 1000 Value, in the reporting period. Early gains reversed sharply, with declines triggered by concerns surrounding the impact of economic policy on long-term growth.

The top sectors on a relative basis were Consumer Discretionary and Financials, due to stock selection. Consumer Discretionary returns were driven by restaurants and demand for home improvement and auto supply retailers. The Financials sector showed gains from large banks and insurers.

Information Technology and Industrials were the worst performers on a relative basis, again due mainly to stock selection. Information Technology was impacted by valuation compression and geopolitical tensions. Industrials underperformed due to higher input costs and tariff uncertainty.

Darden Restaurants Inc. (DRI) and O’Reilly Automotive Inc. (ORLY) led in Consumer Discretionary. Darden rose after reporting consecutive quarters of sales growth and revising its sales outlook after completing the acquisition of Chuy’s. O’Reilly gained after reporting strong financial results, reaffirming store expansion plans and maintaining same-store sales guidance.

Visa Inc. (V) led Financials after reporting continued growth in payment volume and processed transactions. Progressive Corp. (PGR) rose after a positive earnings report showed improved underwriting profitability and increased policy growth for the insurer.

In Information Technology, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and the impact of tariffs, the latter a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

In Industrials, Boise Cascade Co. (BCC) fell on weak housing data and falling lumber prices. CACI International Inc. (CACI) also declined during the period due to concerns over federal cost cuts affecting defense contracts.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,390,000
$1,305,000
$1,220,000
$1,135,000
$1,050,000
$965,000
Nov-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality Value Fund - Ultra Shares - $1,115,812
Russell 1000® Value Index - $1,211,435
Russell 3000® Index - $1,389,423

	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$968,668	$983,948	$1,019,796
Apr-2024	$1,077,318	$1,116,013	$1,247,221
Apr-2025	$1,115,812	$1,211,435	$1,389,423

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	3.57%	4.64%
Russell 1000® Value Index	8.55%	8.27%
Russell 3000® Index	11.40%	14.60%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$177,649,098
  Number of Portfolio Holdings47
  Advisory Fee (net of waivers)$416,873
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	1.7%
Money Market	3.4%
Real Estate	5.0%
Energy	5.1%
Consumer Discretionary	5.2%
Utilities	5.9%
Consumer Staples	7.4%
Communications	7.7%
Health Care	9.7%
Industrials	13.4%
Technology	16.3%
Financials	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
JPMorgan Chase & Company	3.5%
Abbott Laboratories	3.0%
Union Pacific Corporation	3.0%
UnitedHealth Group, Inc.	2.8%
Visa, Inc. - Class A	2.6%
T-Mobile US, Inc.	2.6%
Walt Disney Company (The)	2.6%
Progressive Corporation (The)	2.6%
Walmart, Inc.	2.5%

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Westwood Quality Value Fund - Ultra Shares (WHGQX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGQX

Westwood Quality MidCap Fund

Institutional Shares (WWMCX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-midcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.69%

How did the Fund perform during the reporting period?

The Westwood Quality MidCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell Midcap Value, in the reporting period. Early equity market gains reversed sharply, with declines driven by concerns over stagflation and rising long-term interest rates.

On a relative basis, the top-performing sectors for the period were Materials and Consumer Staples. The Materials sector benefited from stock selection, and our overweight position in the sector was also beneficial. Our Consumer Staples selections outperformed those of the benchmark, while an overweight position was also a contributing factor.

Information Technology and Energy were the worst-performing sectors on a relative basis, both driven primarily by stock selection. Our overweight in semiconductors was detrimental in the Information Technology sector, while energy producers struggled as oil prices declined.

Franco-Nevada Corp. (FNV) and Crown Holdings Inc. (CCK) were the top performers in the Materials sector, both reporting strong financial results.

BJ’s Wholesale Club Holdings Inc. (BJ) was the top gainer in the Consumer Staples sector due to strong financial results, club expansion and membership growth. Church & Dwight Co. Inc. (CHD) also reported strong results, exceeding its outlook for sales growth and benefiting from strong international performance.

In the Information Technology sector, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and due to the impact of tariffs, a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

The bottom two detractors in the Energy sector, Chord Energy Corp. (CHRD) and Diamondback Energy Inc. (FANG), faced headwinds from lower commodity prices during the period.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$125,000
$115,000
$105,000
$95,000
$85,000
Nov-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality MidCap Fund - Institutional Shares - $116,175
Russell 3000® Index - $123,933
Russell Midcap® Value Index - $113,743

	Westwood Quality MidCap Fund - Institutional Shares	Russell 3000® Index	Russell Midcap® Value Index
Nov-2021	$100,000	$100,000	$100,000
Apr-2022	$97,400	$89,616	$98,144
Apr-2023	$100,075	$90,963	$94,734
Apr-2024	$115,352	$111,249	$108,078
Apr-2025	$116,175	$123,933	$113,743

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (November 30, 2021)
Westwood Quality MidCap Fund - Institutional Shares	0.71%	4.49%
Russell 3000® Index	11.40%	6.49%
Russell Midcap® Value Index	5.24%	3.84%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-midcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,600,896
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$0
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 15.2%
Industrials 15.0%
Financials 14.5%
Materials 13.7%
Real Estate 9.0%
Consumer Discretionary 7.3%
Utilities 6.4%
Consumer Staples 5.8%
Energy 5.6%
Health Care 5.5%
Money Market 2.0%

Value	Value
Money Market	2.0%
Health Care	5.5%
Energy	5.6%
Consumer Staples	5.8%
Utilities	6.4%
Consumer Discretionary	7.3%
Real Estate	9.0%
Materials	13.7%
Financials	14.5%
Industrials	15.0%
Technology	15.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Marvell Technology, Inc.	2.6%
Pegasystems, Inc.	2.5%
Verra Mobility Corporation - Class A	2.4%
CACI International, Inc. - Class A	2.2%
Ulta Beauty, Inc.	2.1%
Federal Realty Investment Trust	2.1%
Intercontinental Exchange, Inc.	2.1%
Axalta Coating Systems Ltd.	2.1%
CDW Corporation	2.1%
BWX Technologies, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality MidCap Fund - Institutional Shares (WWMCX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-midcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WWMCX

Westwood Quality SMidCap Fund

Institutional Shares (WHGMX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.83%

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2500 Value, during the period. Small-cap stocks struggled during the period, while mid-caps held up slightly better. Both indexes declined more than 20% from their highs but rebounded in late April.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by stock selection. The Industrials sector posted a negative absolute return for the period but stock selection was beneficial. The Materials sector was a similar story, outperformance at the stock level was supportive to relative performance.

The Energy and Financials sectors were the largest detractors on a relative basis. The Energy sector declined in tandem with oil price volatility and demand uncertainty; our stocks fared worse than those of the index. The Financials sector also struggled as stock selection was a key part of the negative contribution.

In the Industrials sector, shares of defense contractor Kratos Defense & Security Solutions Inc. (KTOS) advanced after an analyst upgrade on the strength of a $1.5 billion, five-year government contract for hypersonic testing. H&E Equipment Services Inc. (HEES) gained after agreeing to be purchased by Herc Holdings Inc.

In Materials, Royal Gold Inc. (RGLD) rose as the company announced another dividend increase and issued its 2025 guidance. Crown Holdings Inc. (CCK) gained after reporting strong earnings and increasing its full-year guidance for 2025.

Weatherford International Plc (WFRD) and SM Energy Co. (SM) led the detractors in the Energy sector, declining due to the impact of lower commodity prices.

DigitalBridge Group Inc. (DBRG) and Glacier Bancorp Inc. (GBCI) were the largest detractors in Financials. DigitalBridge missed earnings expectations, and Glacier Bancorp experienced a decrease in total loans and an increase in credit loss allowance due to economic uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$310,000
$265,000
$220,000
$175,000
$130,000
$85,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality SMidCap Fund - Institutional Shares - $179,185
Russell 2500® Value Index - $190,945
Russell 3000® Index - $301,735

	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$89,971	$98,045	$99,824
Apr-2017	$105,804	$118,304	$118,374
Apr-2018	$113,470	$126,556	$133,819
Apr-2019	$118,224	$131,969	$150,789
Apr-2020	$101,922	$103,063	$149,219
Apr-2021	$157,839	$177,972	$225,199
Apr-2022	$148,056	$171,382	$218,186
Apr-2023	$151,796	$162,294	$221,465
Apr-2024	$178,002	$187,021	$270,854
Apr-2025	$179,185	$190,945	$301,735

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	0.66%	11.95%	6.01%
Russell 2500® Value Index	2.10%	13.13%	6.68%
Russell 3000® Index	11.40%	15.12%	11.68%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$87,556,044
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$262,706
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 19.1%
Financials 17.6%
Materials 11.9%
Real Estate 11.1%
Technology 9.6%
Consumer Discretionary 8.3%
Health Care 7.0%
Energy 5.8%
Utilities 4.5%
Consumer Staples 3.9%
Money Market 1.2%

Value	Value
Money Market	1.2%
Consumer Staples	3.9%
Utilities	4.5%
Energy	5.8%
Health Care	7.0%
Consumer Discretionary	8.3%
Technology	9.6%
Real Estate	11.1%
Materials	11.9%
Financials	17.6%
Industrials	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IDACORP, Inc.	2.4%
BWX Technologies, Inc.	2.2%
TXNM Energy, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
MSA Safety, Inc.	2.1%
Hubbell, Inc.	2.1%
Rambus, Inc.	2.0%
Wintrust Financial Corporation	2.0%
Integer Holdings Corporation	2.0%
Domino's Pizza, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality SMidCap Fund - Institutional Shares (WHGMX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGMX

Westwood Quality SMidCap Fund

Ultra Shares (WWSMX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$32	0.68%

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2500 Value, during the period. Small-cap stocks struggled during the period, while mid-caps held up slightly better. Both indexes declined more than 20% from their highs but rebounded in late April.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by stock selection. The Industrials sector posted a negative absolute return for the period but stock selection was beneficial. The Materials sector was a similar story, outperformance at the stock level was supportive to relative performance.

The Energy and Financials sectors were the largest detractors on a relative basis. The Energy sector declined in tandem with oil price volatility and demand uncertainty; our stocks fared worse than those of the index. The Financials sector also struggled as stock selection was a key part of the negative contribution.

In the Industrials sector, shares of defense contractor Kratos Defense & Security Solutions Inc. (KTOS) advanced after an analyst upgrade on the strength of a $1.5 billion, five-year government contract for hypersonic testing. H&E Equipment Services Inc. (HEES) gained after agreeing to be purchased by Herc Holdings Inc.

In Materials, Royal Gold Inc. (RGLD) rose as the company announced another dividend increase and issued its 2025 guidance. Crown Holdings Inc. (CCK) gained after reporting strong earnings and increasing its full-year guidance for 2025.

Weatherford International Plc (WFRD) and SM Energy Co. (SM) led the detractors in the Energy sector, declining due to the impact of lower commodity prices.

DigitalBridge Group Inc. (DBRG) and Glacier Bancorp Inc. (GBCI) were the largest detractors in Financials. DigitalBridge missed earnings expectations, and Glacier Bancorp experienced a decrease in total loans and an increase in credit loss allowance due to economic uncertainty.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,800,000
$1,640,000
$1,480,000
$1,320,000
$1,160,000
$1,000,000
Jul-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality SMidCap Fund - Ultra Shares - $1,637,635
Russell 2500® Value Index - $1,688,615
Russell 3000® Index - $1,775,719

	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Apr-2021	$1,431,258	$1,573,894	$1,325,302
Apr-2022	$1,346,616	$1,515,618	$1,284,027
Apr-2023	$1,382,270	$1,435,244	$1,303,326
Apr-2024	$1,623,651	$1,653,919	$1,593,982
Apr-2025	$1,637,635	$1,688,615	$1,775,719

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	0.86%	10.95%
Russell 2500® Value Index	2.10%	11.67%
Russell 3000® Index	11.40%	12.86%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$87,556,044
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$262,706
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market	1.2%
Consumer Staples	3.9%
Utilities	4.5%
Energy	5.8%
Health Care	7.0%
Consumer Discretionary	8.3%
Technology	9.6%
Real Estate	11.1%
Materials	11.9%
Financials	17.6%
Industrials	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IDACORP, Inc.	2.4%
BWX Technologies, Inc.	2.2%
TXNM Energy, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
MSA Safety, Inc.	2.1%
Hubbell, Inc.	2.1%
Rambus, Inc.	2.0%
Wintrust Financial Corporation	2.0%
Integer Holdings Corporation	2.0%
Domino's Pizza, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality SMidCap Fund - Ultra Shares (WWSMX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WWSMX

Westwood Quality SmallCap Fund

Institutional Shares (WHGSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.93%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$315,000
$270,000
$225,000
$180,000
$135,000
$90,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality SmallCap Fund - Institutional Shares - $178,993
Russell 2000® Index - $184,621
Russell 2000® Value Index - $176,870
Russell 3000® Index - $301,735

	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$92,346	$94,055	$96,291	$99,824
Apr-2017	$119,782	$118,160	$122,465	$118,374
Apr-2018	$134,209	$131,793	$130,462	$133,819
Apr-2019	$137,579	$137,871	$133,319	$150,789
Apr-2020	$110,145	$115,275	$101,530	$149,219
Apr-2021	$181,669	$201,630	$181,701	$225,199
Apr-2022	$162,038	$167,616	$169,734	$218,186
Apr-2023	$166,473	$161,506	$156,178	$221,465
Apr-2024	$187,410	$183,020	$178,088	$270,854
Apr-2025	$178,993	$184,621	$176,870	$301,735

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	-4.49%	10.20%	5.99%
Russell 2000® Index	0.87%	9.88%	6.32%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
Russell 3000® Index	11.40%	15.12%	11.68%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$902,261,501
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$3,707,664
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 22.5%
Industrials 15.7%
Consumer Discretionary 11.6%
Real Estate 10.8%
Materials 8.5%
Technology 7.6%
Energy 7.4%
Health Care 5.9%
Utilities 5.0%
Consumer Staples 3.9%
Money Market 1.0%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality SmallCap Fund - Institutional Shares (WHGSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGSX

Westwood Quality SmallCap Fund

A Class Shares (WHGAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$49	1.04%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality SmallCap Fund - A Class Shares - $13,108
Russell 2000® Index - $14,401
Russell 2000® Value Index - $14,544
Russell 3000® Index - $20,263

	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Apr-2020	$8,115	$8,992	$8,349	$10,021
Apr-2021	$13,373	$15,728	$14,941	$15,123
Apr-2022	$11,913	$13,075	$13,957	$14,652
Apr-2023	$12,226	$12,598	$12,842	$14,873
Apr-2024	$13,748	$14,276	$14,644	$18,189
Apr-2025	$13,108	$14,401	$14,544	$20,263

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	-4.66%	10.07%	5.66%
With Load*	-8.47%	9.17%	4.90%
Russell 2000® Index	0.87%	9.88%	6.66%
Russell 2000® Value Index	-0.68%	11.74%	6.84%
Russell 3000® Index	11.40%	15.12%	13.30%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$902,261,501
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$3,707,664
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality SmallCap Fund - A Class Shares (WHGAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGAX

Westwood Quality SmallCap Fund

C Class Shares (WHGCX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$83	1.79%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality SmallCap Fund - C Class Shares - $13,106
Russell 2000® Index - $14,401
Russell 2000® Value Index - $14,544
Russell 3000® Index - $20,263

	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Apr-2020	$8,420	$8,992	$8,349	$10,021
Apr-2021	$13,773	$15,728	$14,941	$15,123
Apr-2022	$12,180	$13,075	$13,957	$14,652
Apr-2023	$12,405	$12,598	$12,842	$14,873
Apr-2024	$13,846	$14,276	$14,644	$18,189
Apr-2025	$13,106	$14,401	$14,544	$20,263

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	-5.34%	9.25%	4.90%
With CDSC	-6.24%	9.25%	4.90%
Russell 2000® Index	0.87%	9.88%	6.66%
Russell 2000® Value Index	-0.68%	11.74%	6.84%
Russell 3000® Index	11.40%	15.12%	13.30%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$902,261,501
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$3,707,664
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality SmallCap Fund - C Class Shares (WHGCX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGCX

Westwood Quality SmallCap Fund

Ultra Shares (WWSYX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.79%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$2,300,000
$2,040,000
$1,780,000
$1,520,000
$1,260,000
$1,000,000
Mar-2020
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality SmallCap Fund - Ultra Shares - $1,842,372
Russell 2000® Index - $1,821,559
Russell 2000® Value Index - $1,956,945
Russell 3000® Index - $2,289,909

	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2020	$1,126,280	$1,137,354	$1,123,356	$1,132,439
Apr-2021	$1,860,826	$1,989,379	$2,010,391	$1,709,066
Apr-2022	$1,661,728	$1,653,783	$1,877,988	$1,655,839
Apr-2023	$1,709,594	$1,593,498	$1,728,000	$1,680,725
Apr-2024	$1,927,694	$1,805,760	$1,970,423	$2,055,546
Apr-2025	$1,842,372	$1,821,559	$1,956,945	$2,289,909

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	-4.43%	10.34%	12.78%
Russell 2000® Index	0.87%	9.88%	12.52%
Russell 2000® Value Index	-0.68%	11.74%	14.12%
Russell 3000® Index	11.40%	15.12%	17.71%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$902,261,501
  Number of Portfolio Holdings64
  Advisory Fee (net of waivers)$3,707,664
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality SmallCap Fund - Ultra Shares (WWSYX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WWSYX

Westwood Quality AllCap Fund

Institutional Shares (WQAIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.58%

How did the Fund perform during the reporting period?

Westwood Quality AllCap Fund outperformed relative to its primary and representative benchmarks, the Russell 3000 and Russell 3000 Value. Early equity market gains reversed sharply, as major indexes fell more than 10% from their highs during the period, with declines driven by concerns over rising long-term interest rates and tariffs.

The Fund’s top-performing sectors, both on a relative and absolute basis, were Consumer Discretionary and Materials, both driven by stock selection. However, we were underweight both sectors, muting the impact of the stock gains.

The Industrials and Information Technology sectors were the biggest detractors, again driven by stock selection. While our selections underperformed, we were also overweight to the sector, further impacting relative returns.

Among the top holdings, O’Reilly Automotive Inc. (ORLY) and Domino’s Pizza Inc. (DPZ) drove performance in the Consumer Discretionary sector. O’Reilly gained throughout the period after reporting strong financial results, reaffirming its plan to open 200 to 210 net new stores in 2025 and maintaining full-year same-store sales guidance. Domino’s posted positive returns following strong results and the announcement of a new partnership with DoorDash.

In the Materials sector, Crown Holdings Inc. (CCK) rose on strong financial results, while Summit Materials Inc. (SUM) advanced after the announcement that it would be acquired by Quikrete Holdings, Inc.

In the Information Technology and Industrials sectors, L3Harris Technologies Inc. (LHX) and HP Inc. (HPQ) declined on falling revenue and margin pressures, respectively. Littelfuse Inc. (LFUS) and Delta Air Lines Inc. (DAL) rounded out the bottom performers for each sector despite strong financial results.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
09/30/21
04/30/22
04/30/23
04/30/24
04/30/25
Westwood Quality AllCap Fund - Institutional Shares - $124,603
Russell 3000® Index - $130,300
Russell 3000® Value Index - $124,053

	Westwood Quality AllCap Fund - Institutional Shares	Russell 3000® Index	Russell 3000® Value Index
09/30/21	$100,000	$100,000	$100,000
04/30/22	$98,843	$94,220	$100,475
04/30/23	$106,613	$95,636	$101,145
04/30/24	$115,102	$116,964	$114,751
04/30/25	$124,603	$130,300	$124,053

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Institutional Shares	8.25%	6.34%
Russell 3000® Index	11.40%	7.67%
Russell 3000® Value Index	8.11%	6.20%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-allcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$20,134,371
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$0
  Portfolio Turnover40%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 22.8%
Technology 13.3%
Industrials 11.9%
Health Care 11.0%
Consumer Staples 7.3%
Energy 6.4%
Utilities 6.2%
Real Estate 6.0%
Consumer Discretionary 4.9%
Communications 4.5%
Materials 3.3%
Money Market 2.3%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	2.3%
Materials	3.3%
Communications	4.5%
Consumer Discretionary	4.9%
Real Estate	6.0%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.3%
Health Care	11.0%
Industrials	11.9%
Technology	13.3%
Financials	22.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.2%
Johnson & Johnson	3.1%
Wells Fargo & Company	3.0%
Abbott Laboratories	3.0%
Bank of America Corporation	3.0%
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.5%
Crown Holdings, Inc.	2.3%
BWX Technologies, Inc.	2.2%
CACI International, Inc. - Class A	2.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality AllCap Fund - Institutional Shares (WQAIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-allcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WQAIX

Westwood Quality AllCap Fund

Ultra Shares (WQAUX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$22	0.45%

How did the Fund perform during the reporting period?

Westwood Quality AllCap Fund outperformed relative to its primary and representative benchmarks, the Russell 3000 and Russell 3000 Value. Early equity market gains reversed sharply, as major indexes fell more than 10% from their highs during the period, with declines driven by concerns over rising long-term interest rates and tariffs.

The Fund’s top-performing sectors, both on a relative and absolute basis, were Consumer Discretionary and Materials, both driven by stock selection. However, we were underweight both sectors, muting the impact of the stock gains.

The Industrials and Information Technology sectors were the biggest detractors, again driven by stock selection. While our selections underperformed, we were also overweight to the sector, further impacting relative returns.

Among the top holdings, O’Reilly Automotive Inc. (ORLY) and Domino’s Pizza Inc. (DPZ) drove performance in the Consumer Discretionary sector. O’Reilly gained throughout the period after reporting strong financial results, reaffirming its plan to open 200 to 210 net new stores in 2025 and maintaining full-year same-store sales guidance. Domino’s posted positive returns following strong results and the announcement of a new partnership with DoorDash.

In the Materials sector, Crown Holdings Inc. (CCK) rose on strong financial results, while Summit Materials Inc. (SUM) advanced after the announcement that it would be acquired by Quikrete Holdings, Inc.

In the Information Technology and Industrials sectors, L3Harris Technologies Inc. (LHX) and HP Inc. (HPQ) declined on falling revenue and margin pressures, respectively. Littelfuse Inc. (LFUS) and Delta Air Lines Inc. (DAL) rounded out the bottom performers for each sector despite strong financial results.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,315,000
$1,240,000
$1,165,000
$1,090,000
$1,015,000
$940,000
Sep-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Quality AllCap Fund - Ultra Shares - $1,248,491
Russell 3000® Index - $1,302,999
Russell 3000® Value Index - $1,240,535

	Westwood Quality AllCap Fund - Ultra Shares	Russell 3000® Index	Russell 3000® Value Index
Sep-2021	$1,000,000	$1,000,000	$1,000,000
Apr-2022	$989,924	$942,202	$1,004,748
Apr-2023	$1,066,300	$956,363	$1,011,447
Apr-2024	$1,151,406	$1,169,642	$1,147,511
Apr-2025	$1,248,491	$1,302,999	$1,240,535

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Ultra Shares	8.43%	6.39%
Russell 3000® Index	11.40%	7.67%
Russell 3000® Value Index	8.11%	6.20%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-allcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$20,134,371
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$0
  Portfolio Turnover40%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	2.3%
Materials	3.3%
Communications	4.5%
Consumer Discretionary	4.9%
Real Estate	6.0%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.3%
Health Care	11.0%
Industrials	11.9%
Technology	13.3%
Financials	22.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.2%
Johnson & Johnson	3.1%
Wells Fargo & Company	3.0%
Abbott Laboratories	3.0%
Bank of America Corporation	3.0%
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.5%
Crown Holdings, Inc.	2.3%
BWX Technologies, Inc.	2.2%
CACI International, Inc. - Class A	2.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Quality AllCap Fund - Ultra Shares (WQAUX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-allcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WQAUX

Westwood Income Opportunity Fund

Institutional Shares (WHGIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.82%

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$320,000
$275,000
$230,000
$185,000
$140,000
$95,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

Westwood Income Opportunity Fund - Institutional Shares - $158,350

Bloomberg U.S. Aggregate Bond Inc - $116,511

Russell 3000® Index - $301,735

S&P 500® Index - $319,550

	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2016	$99,240	$102,720	$99,824	$101,206	$102,350
Apr-2017	$107,712	$103,572	$118,374	$119,341	$109,958
Apr-2018	$111,766	$103,241	$133,819	$135,173	$115,478
Apr-2019	$119,440	$108,703	$150,789	$153,414	$125,688
Apr-2020	$121,513	$120,488	$149,219	$154,738	$135,003
Apr-2021	$150,968	$120,167	$225,199	$225,889	$157,346
Apr-2022	$139,376	$109,938	$218,186	$226,370	$149,620
Apr-2023	$138,795	$109,468	$221,465	$232,402	$151,262
Apr-2024	$147,765	$107,861	$270,854	$285,068	$162,963
Apr-2025	$158,350	$116,511	$301,735	$319,550	$178,867

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	7.16%	5.44%	4.70%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	5.79%	5.99%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$506,888,653
  Number of Portfolio Holdings137
  Advisory Fee $1,692,042
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 25.2%
U.S. Government & Agencies 14.5%
Technology 10.0%
Health Care 7.1%
Energy 6.9%
Utilities 5.5%
Communications 4.9%
Consumer Staples 4.8%
Real Estate 4.7%
Exchange-Traded Funds 3.6%
Industrials 3.6%
Collateralized Mortgage Obligations 2.5%
Consumer Discretionary 2.5%
Materials 1.8%
Money Market 1.0%
Foreign Governments 0.8%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - Institutional Shares (WHGIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGIX

Westwood Income Opportunity Fund

A Class Shares (WWIAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$49	1.00%

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Income Opportunity Fund - A Class Shares - $15,008
Bloomberg U.S. Aggregate Bond Inc
- $11,651
Russell 3000® Index - $30,174
S&P 500® Index - $31,955
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $17,887

	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2015	$9,698	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,598	$10,272	$9,982	$10,121	$10,235
Apr-2017	$10,392	$10,357	$11,837	$11,934	$10,996
Apr-2018	$10,755	$10,324	$13,382	$13,517	$11,548
Apr-2019	$11,465	$10,870	$15,079	$15,341	$12,569
Apr-2020	$11,625	$12,049	$14,922	$15,474	$13,500
Apr-2021	$14,411	$12,017	$22,520	$22,589	$15,735
Apr-2022	$13,270	$10,994	$21,819	$22,637	$14,962
Apr-2023	$13,185	$10,947	$22,146	$23,240	$15,126
Apr-2024	$14,023	$10,786	$27,085	$28,507	$16,296
Apr-2025	$15,008	$11,651	$30,174	$31,955	$17,887

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares
Without Load	7.02%	5.24%	4.46%
With Load*	3.82%	4.61%	4.14%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	5.79%	5.99%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$506,888,653
  Number of Portfolio Holdings137
  Advisory Fee $1,692,042
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - A Class Shares (WWIAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WWIAX

Westwood Income Opportunity Fund

C Class Shares (WWICX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$86	1.75%

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Income Opportunity Fund - C Class Shares - $12,196
Bloomberg U.S. Aggregate Bond Inc - $10,097
Russell 3000® Index - $20,263
S&P 500® Index - $20,957
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $13,745

	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Apr-2020	$9,812	$10,442	$10,021	$10,148	$10,374
Apr-2021	$12,067	$10,414	$15,123	$14,814	$12,091
Apr-2022	$11,033	$9,528	$14,652	$14,846	$11,498
Apr-2023	$10,878	$9,487	$14,873	$15,241	$11,624
Apr-2024	$11,477	$9,348	$18,189	$18,695	$12,523
Apr-2025	$12,196	$10,097	$20,263	$20,957	$13,745

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	6.26%	4.45%	3.57%
With CDSC	5.26%	4.45%	3.57%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	0.17%
Russell 3000® Index	11.40%	15.12%	13.30%
S&P 500® Index	12.10%	15.61%	13.97%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	5.79%	5.75%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$506,888,653
  Number of Portfolio Holdings137
  Advisory Fee $1,692,042
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - C Class Shares (WWICX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WWICX

Westwood Income Opportunity Fund

Ultra Shares (WHGOX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.75%

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,425,000
$1,340,000
$1,255,000
$1,170,000
$1,085,000
$1,000,000
Nov-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Income Opportunity Fund - Ultra Shares - $1,162,350
Bloomberg U.S. Aggregate Bond
- $1,097,541
Russell 3000® Index - $1,389,423
S&P 500® Index - $1,414,657
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $1,218,878

	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$1,016,087	$1,031,190	$1,019,796	$1,028,849	$1,030,766
Apr-2024	$1,083,408	$1,016,049	$1,247,221	$1,262,003	$1,110,498
Apr-2025	$1,162,350	$1,097,541	$1,389,423	$1,414,657	$1,218,878

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	7.29%	6.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	3.93%
Russell 3000® Index	11.40%	14.60%
S&P 500® Index	12.10%	15.46%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	9.27%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$506,888,653
  Number of Portfolio Holdings137
  Advisory Fee $1,692,042
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - Ultra Shares (WHGOX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGOX

Westwood Multi-Asset Income Fund

Institutional Shares (WHGHX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both the equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance. Our overweight to high-yield bond holdings was also a detractor to our relative performance as high-yield bonds underperformed investment grade during the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$320,000
$275,000
$230,000
$185,000
$140,000
$95,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Multi-Asset Income Fund - Institutional Shares - $157,198
Bloomberg U.S. Aggregate Bond Inde - $116,511
Russell 3000® Index - $301,735
S&P 500® Index - $319,550
Westwood -80%Bloom US Agg/20%S&P500TR - $144,990

	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Apr-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2016	$99,086	$102,720	$99,824	$101,206	$102,591
Apr-2017	$106,206	$103,572	$118,374	$119,341	$106,790
Apr-2018	$109,050	$103,241	$133,819	$135,173	$109,284
Apr-2019	$114,581	$108,703	$150,789	$153,414	$117,050
Apr-2020	$113,016	$120,488	$149,219	$154,738	$127,848
Apr-2021	$142,260	$120,167	$225,199	$225,889	$137,919
Apr-2022	$134,697	$109,938	$218,186	$226,370	$128,686
Apr-2023	$135,032	$109,468	$221,465	$232,402	$129,178
Apr-2024	$145,387	$107,861	$270,854	$285,068	$133,132
Apr-2025	$157,198	$116,511	$301,735	$319,550	$144,990

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	8.12%	6.82%	4.63%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood -80%Bloom US Agg/20%S&P500TR	8.91%	2.55%	3.78%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$105,210,075
  Number of Portfolio Holdings149
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	1.8%
Common Stocks	19.0%
Convertible Bonds	2.9%
Corporate Bonds	60.0%
Exchange-Traded Funds	1.8%
Foreign Governments	1.4%
Money Market Funds	1.7%
Preferred Stocks	1.8%
U.S. Government & Agencies	9.5%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 18.6%
Real Estate 10.1%
Industrials 9.4%
U.S. Government & Agencies 9.3%
Energy 9.1%
Communications 8.7%
Technology 7.5%
Consumer Discretionary 6.9%
Health Care 4.2%
Utilities 3.4%
Consumer Staples 2.5%
Materials 2.1%
Collateralized Mortgage Obligations 1.8%
Exchange-Traded Funds 1.8%
Money Market 1.7%
Foreign Governments 1.3%
Other Assets in Excess of Liabilities 1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Foreign Governments	1.3%
Money Market	1.7%
Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.8%
Materials	2.1%
Consumer Staples	2.5%
Utilities	3.4%
Health Care	4.2%
Consumer Discretionary	6.9%
Technology	7.5%
Communications	8.7%
Energy	9.1%
U.S. Government & Agencies	9.3%
Industrials	9.4%
Real Estate	10.1%
Financials	18.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	5.1%
Ultra 10-Year U.S. Treasury Note Future	2.7%
U.S. Treasury Bill, 4.290%, due 05/29/25	2.4%
U.S. Treasury Bill, 4.277%, due 06/26/25	2.4%
U.S. Treasury Bill, 4.314%, due 07/17/25	1.9%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.0%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%
CoreCivic, Inc., 8.250%, due 04/15/29	1.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Multi-Asset Income Fund - Institutional Shares (WHGHX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WHGHX

Westwood Multi-Asset Income Fund

A Class Shares (WSDAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$20	0.41%

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both the equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance. Our overweight to high-yield bond holdings was also a detractor to our relative performance as high-yield bonds underperformed investment grade during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Multi-Asset Income Fund - A Class Shares - $14,921
S&P 500® Index - $31,955
Westwood -80%Bloom US Agg/20%S&P500TR - $14,499
Russell 3000® Index - $30,174
Bloomberg U.S. Aggregate Bond Index - $11,651

	Westwood Multi-Asset Income Fund - A Class Shares	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
Apr-2015	$9,699	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,587	$10,121	$10,259	$9,982	$10,272
Apr-2017	$10,250	$11,934	$10,679	$11,837	$10,357
Apr-2018	$10,505	$13,517	$10,928	$13,382	$10,324
Apr-2019	$11,029	$15,341	$11,705	$15,079	$10,870
Apr-2020	$10,863	$15,474	$12,785	$14,922	$12,049
Apr-2021	$13,641	$22,589	$13,792	$22,520	$12,017
Apr-2022	$12,876	$22,637	$12,869	$21,819	$10,994
Apr-2023	$12,878	$23,240	$12,918	$22,146	$10,947
Apr-2024	$13,829	$28,507	$13,313	$27,085	$10,786
Apr-2025	$14,921	$31,955	$14,499	$30,174	$11,651

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	7.89%	6.55%	4.40%
With Load*	4.68%	5.91%	4.08%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood -80%Bloom US Agg/20%S&P500TR	8.91%	2.55%	3.78%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$105,210,075
  Number of Portfolio Holdings149
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	1.8%
Common Stocks	19.0%
Convertible Bonds	2.9%
Corporate Bonds	60.0%
Exchange-Traded Funds	1.8%
Foreign Governments	1.4%
Money Market Funds	1.7%
Preferred Stocks	1.8%
U.S. Government & Agencies	9.5%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Foreign Governments	1.3%
Money Market	1.7%
Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.8%
Materials	2.1%
Consumer Staples	2.5%
Utilities	3.4%
Health Care	4.2%
Consumer Discretionary	6.9%
Technology	7.5%
Communications	8.7%
Energy	9.1%
U.S. Government & Agencies	9.3%
Industrials	9.4%
Real Estate	10.1%
Financials	18.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	5.1%
Ultra 10-Year U.S. Treasury Note Future	2.7%
U.S. Treasury Bill, 4.290%, due 05/29/25	2.4%
U.S. Treasury Bill, 4.277%, due 06/26/25	2.4%
U.S. Treasury Bill, 4.314%, due 07/17/25	1.9%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.0%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%
CoreCivic, Inc., 8.250%, due 04/15/29	1.0%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Westwood Multi-Asset Income Fund - A Class Shares (WSDAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WSDAX

Westwood Alternative Income Fund

Institutional Shares (WMNIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.50%

How did the Fund perform during the reporting period?

The Fund outperformed the representative benchmark for the period and was primarily driven by neutral equity and long volatility exposures within the convertible arbitrage sleeve. Although widening credit spreads reduced returns in our higher-yield investments, we had already decreased our exposure in this area throughout the first quarter of 2025, which helped minimize the negative impact. Small and midcap growth equities (the underlying universe of equities most associated with convertible securities) underperformed their large-cap counterparts as investors priced in the prospects for a U.S. recession and a slowing global economy.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
May-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Alternative Income Fund - Institutional Shares - $146,446
Bloomberg U.S. Aggregate Bond Inde - $116,892
FTSE 1-Month Treasury Bill Index - $120,479

	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$100,000	$100,000	$100,000
Apr-2016	$100,776	$103,056	$100,077
Apr-2017	$106,882	$103,910	$100,397
Apr-2018	$106,397	$103,578	$101,517
Apr-2019	$109,599	$109,058	$103,698
Apr-2020	$113,998	$120,882	$105,536
Apr-2021	$126,018	$120,559	$105,619
Apr-2022	$125,097	$110,297	$105,677
Apr-2023	$128,714	$109,825	$108,815
Apr-2024	$135,633	$108,213	$114,750
Apr-2025	$146,446	$116,892	$120,479

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Institutional Shares	7.97%	5.14%	3.89%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.57%
FTSE 1-Month Treasury Bill Index	4.99%	2.68%	1.88%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$150,550,062
  Number of Portfolio Holdings138
  Advisory Fee (net of waivers)$114,133
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	86.5%
Corporate Bonds	10.9%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 32.9%
Health Care 15.7%
Industrials 13.3%
Consumer Discretionary 11.5%
Communications 7.7%
Financials 4.9%
Energy 4.0%
Consumer Staples 3.0%
Money Market 2.7%
Utilities 2.3%
Materials 2.0%
Real Estate 1.5%
Liabilities in Excess of Other Assets -1.5%

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Real Estate	1.5%
Materials	2.0%
Utilities	2.3%
Money Market	2.7%
Consumer Staples	3.0%
Energy	4.0%
Financials	4.9%
Communications	7.7%
Consumer Discretionary	11.5%
Industrials	13.3%
Health Care	15.7%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alibaba Group Holding Ltd. 144A	2.6%
Merit Medical Systems, Inc. 144A	2.5%
Lantheus Holdings, Inc. 144A	2.5%
Itron, Inc. 144A	2.2%
Parsons Corporation	2.1%
Snowflake, Inc. 144A	2.1%
Global Payments, Inc.	2.1%
Akamai Technologies, Inc.	2.0%
Tyler Technologies, Inc.	2.0%
Expedia Group, Inc.	1.9%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Alternative Income Fund - Institutional Shares (WMNIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WMNIX

Westwood Alternative Income Fund

A Class Shares (WMNAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$31	0.62%

How did the Fund perform during the reporting period?

The Fund outperformed the representative benchmark for the period and was primarily driven by neutral equity and long volatility exposures within the convertible arbitrage sleeve. Although widening credit spreads reduced returns in our higher-yield investments, we had already decreased our exposure in this area throughout the first quarter of 2025, which helped minimize the negative impact. Small and midcap growth equities (the underlying universe of equities most associated with convertible securities) underperformed their large-cap counterparts as investors priced in the prospects for a U.S. recession and a slowing global economy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
$9,000
Mar-2020
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Alternative Income Fund - A Class Shares - $12,591
Bloomberg U.S. Aggregate Bond Inde
- $9,842
FTSE 1-Month Treasury Bill Index - $11,416

	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Apr-2020	$9,871	$10,178	$10,000
Apr-2021	$10,888	$10,151	$10,008
Apr-2022	$10,797	$9,287	$10,014
Apr-2023	$11,092	$9,247	$10,311
Apr-2024	$11,679	$9,111	$10,873
Apr-2025	$12,591	$9,842	$11,416

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	7.81%	4.99%	5.26%
With Load*	4.57%	4.35%	4.64%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	-0.31%
FTSE 1-Month Treasury Bill Index	4.99%	2.68%	2.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$150,550,062
  Number of Portfolio Holdings138
  Advisory Fee (net of waivers)$114,133
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	86.5%
Corporate Bonds	10.9%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Real Estate	1.5%
Materials	2.0%
Utilities	2.3%
Money Market	2.7%
Consumer Staples	3.0%
Energy	4.0%
Financials	4.9%
Communications	7.7%
Consumer Discretionary	11.5%
Industrials	13.3%
Health Care	15.7%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alibaba Group Holding Ltd. 144A	2.6%
Merit Medical Systems, Inc. 144A	2.5%
Lantheus Holdings, Inc. 144A	2.5%
Itron, Inc. 144A	2.2%
Parsons Corporation	2.1%
Snowflake, Inc. 144A	2.1%
Global Payments, Inc.	2.1%
Akamai Technologies, Inc.	2.0%
Tyler Technologies, Inc.	2.0%
Expedia Group, Inc.	1.9%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Alternative Income Fund - A Class Shares (WMNAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WMNAX

Westwood Alternative Income Fund

Ultra Shares (WMNUX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$19	0.37%

How did the Fund perform during the reporting period?

The Fund outperformed the representative benchmark for the period and was primarily driven by neutral equity and long volatility exposures within the convertible arbitrage sleeve. Although widening credit spreads reduced returns in our higher-yield investments, we had already decreased our exposure in this area throughout the first quarter of 2025, which helped minimize the negative impact. Small and midcap growth equities (the underlying universe of equities most associated with convertible securities) underperformed their large-cap counterparts as investors priced in the prospects for a U.S. recession and a slowing global economy.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,480,000
$1,384,000
$1,288,000
$1,192,000
$1,096,000
$1,000,000
May-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Alternative Income Fund - Ultra Shares - $1,479,312
Bloomberg U.S. Aggregate Bond Inde - $1,168,920
FTSE 1-Month Treasury Bill Index - $1,204,785

	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$1,008,418	$1,030,559	$1,000,768
Apr-2017	$1,070,855	$1,039,098	$1,003,966
Apr-2018	$1,067,385	$1,035,780	$1,015,171
Apr-2019	$1,101,368	$1,090,579	$1,036,976
Apr-2020	$1,145,501	$1,208,819	$1,055,364
Apr-2021	$1,266,997	$1,205,590	$1,056,186
Apr-2022	$1,258,940	$1,102,968	$1,056,771
Apr-2023	$1,296,628	$1,098,254	$1,088,154
Apr-2024	$1,368,063	$1,082,128	$1,147,502
Apr-2025	$1,479,312	$1,168,920	$1,204,785

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Ultra Shares	8.13%	5.25%	3.99%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.57%
FTSE 1-Month Treasury Bill Index	4.99%	2.68%	1.88%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$150,550,062
  Number of Portfolio Holdings138
  Advisory Fee (net of waivers)$114,133
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	86.5%
Corporate Bonds	10.9%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Real Estate	1.5%
Materials	2.0%
Utilities	2.3%
Money Market	2.7%
Consumer Staples	3.0%
Energy	4.0%
Financials	4.9%
Communications	7.7%
Consumer Discretionary	11.5%
Industrials	13.3%
Health Care	15.7%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alibaba Group Holding Ltd. 144A	2.6%
Merit Medical Systems, Inc. 144A	2.5%
Lantheus Holdings, Inc. 144A	2.5%
Itron, Inc. 144A	2.2%
Parsons Corporation	2.1%
Snowflake, Inc. 144A	2.1%
Global Payments, Inc.	2.1%
Akamai Technologies, Inc.	2.0%
Tyler Technologies, Inc.	2.0%
Expedia Group, Inc.	1.9%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Alternative Income Fund - Ultra Shares (WMNUX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WMNUX

Westwood Salient MLP & Energy Infrastructure Fund

Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	1.05%

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$340,000
$280,000
$220,000
$160,000
$100,000
$40,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares - $124,753
Alerian Midstream Energy Select Index - $196,198
Alerian MLP Index Trust - $146,198
S&P 500® Index - $319,550

	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$58,545	$73,958	$71,286	$101,206
Apr-2017	$74,209	$91,087	$81,324	$119,341
Apr-2018	$64,059	$83,025	$71,175	$135,173
Apr-2019	$67,644	$90,446	$74,788	$153,414
Apr-2020	$48,124	$61,293	$44,285	$154,738
Apr-2021	$64,853	$89,670	$64,423	$225,889
Apr-2022	$80,332	$117,335	$82,032	$226,370
Apr-2023	$81,414	$120,705	$95,795	$232,402
Apr-2024	$103,174	$151,653	$128,805	$285,068
Apr-2025	$124,753	$196,198	$146,198	$319,550

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	20.92%	20.99%	2.24%
Alerian Midstream Energy Select Index	29.37%	26.20%	6.97%
Alerian MLP Index Trust	13.50%	26.98%	3.87%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,219,670,470
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$5,377,476
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Natural Gas Liquids Infrastructure 25.3%
Gathering & Processing 24.7%
Natural Gas Pipelines 18.9%
Crude & Refined Products 16.2%
Liquefied Natural Gas 6.9%
Affiliated Exchange-Traded Funds 4.1%
Oilfield Services & Equipment 1.6%
Renewable Energy Infrastructure 0.9%
Water 0.6%
Utilities 0.3%
Money Market 0.2%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMLPX

Westwood Salient MLP & Energy Infrastructure Fund

A Class Shares (SMAPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$66	1.31%

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

$40,000
$30,000
$20,000
$10,000
$0
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares - $11,534
Alerian Midstream Energy Select Index - $19,620
Alerian MLP Index Trust - $14,620
S&P 500® Index - $31,955

	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2015	$9,449	$10,000	$10,000	$10,000
Apr-2016	$5,516	$7,396	$7,129	$10,121
Apr-2017	$6,984	$9,109	$8,132	$11,934
Apr-2018	$6,018	$8,303	$7,118	$13,517
Apr-2019	$6,341	$9,045	$7,479	$15,341
Apr-2020	$4,498	$6,129	$4,428	$15,474
Apr-2021	$6,055	$8,967	$6,442	$22,589
Apr-2022	$7,477	$11,734	$8,203	$22,637
Apr-2023	$7,567	$12,070	$9,580	$23,240
Apr-2024	$9,564	$15,165	$12,881	$28,507
Apr-2025	$11,534	$19,620	$14,620	$31,955

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	20.60%	20.72%	2.01%
With Load*	15.81%	19.37%	1.44%
Alerian Midstream Energy Select Index	29.37%	26.20%	6.97%
Alerian MLP Index Trust	13.50%	26.98%	3.87%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$1,219,670,470
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$5,377,476
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares (SMAPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMAPX

Westwood Salient MLP & Energy Infrastructure Fund

C Class Shares (SMFPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$104	2.06%

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares - $11,300
Alerian Midstream Energy Select Index - $19,620
Alerian MLP Index Trust - $14,620
S&P 500® Index - $31,955

	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$5,792	$7,396	$7,129	$10,121
Apr-2017	$7,277	$9,109	$8,132	$11,934
Apr-2018	$6,222	$8,303	$7,118	$13,517
Apr-2019	$6,503	$9,045	$7,479	$15,341
Apr-2020	$4,582	$6,129	$4,428	$15,474
Apr-2021	$6,113	$8,967	$6,442	$22,589
Apr-2022	$7,491	$11,734	$8,203	$22,637
Apr-2023	$7,524	$12,070	$9,580	$23,240
Apr-2024	$9,438	$15,165	$12,881	$28,507
Apr-2025	$11,300	$19,620	$14,620	$31,955

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	19.73%	19.79%	1.23%
With CDSC	18.73%	19.79%	1.23%
Alerian Midstream Energy Select Index	29.37%	26.20%	6.97%
Alerian MLP Index Trust	13.50%	26.98%	3.87%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,219,670,470
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$5,377,476
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares (SMFPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMFPX

Westwood Salient MLP & Energy Infrastructure Fund

Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$49	0.96%

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$3,275,000
$2,750,000
$2,225,000
$1,700,000
$1,175,000
$650,000
Jan-2016
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares - $2,347,151
Alerian Midstream Energy Select Index - $3,100,741
Alerian MLP Index Trust - $2,148,197
S&P 500® Index - $3,261,540

	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$1,092,745	$1,168,838	$1,047,455	$1,032,981
Apr-2017	$1,387,615	$1,439,557	$1,194,947	$1,218,076
Apr-2018	$1,198,787	$1,312,148	$1,045,832	$1,379,665
Apr-2019	$1,268,510	$1,429,422	$1,098,914	$1,565,844
Apr-2020	$901,945	$968,686	$650,712	$1,579,357
Apr-2021	$1,216,222	$1,417,154	$946,615	$2,305,577
Apr-2022	$1,507,810	$1,854,389	$1,205,364	$2,310,488
Apr-2023	$1,529,288	$1,907,642	$1,407,588	$2,372,046
Apr-2024	$1,939,676	$2,396,757	$1,892,632	$2,909,591
Apr-2025	$2,347,151	$3,100,741	$2,148,197	$3,261,540

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	21.01%	21.08%	9.59%
Alerian Midstream Energy Select Index	29.37%	26.20%	12.91%
Alerian MLP Index Trust	13.50%	26.98%	8.55%
S&P 500® Index	12.10%	15.61%	13.52%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,219,670,470
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$5,377,476
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMRPX

Westwood Real Estate Income Fund

Institutional Shares (KIFYX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.82%

How did the Fund perform during the reporting period?

For the six-month period, the REIT and REIT preferred markets faced headwinds from interest rate volatility and renewed inflation concerns. While fundamentals in sectors like industrial and data center REITs remained solid, swings in Treasury yields weighed on valuations — particularly for rate-sensitive areas like office and retail. The broader REIT market delivered muted performance as investors recalibrated expectations for income-generating assets amid macro uncertainty and evolving fiscal policy following the U.S. election.

The Fund underperformed the benchmark for the period. As the Fund is focused on identifying opportunities within REIT Preferreds and REIT common equity, underperformance relative to the benchmark was mainly attributed to not holding financial preferred securities, which outperformed their REIT counterparts for the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$145,000
$135,000
$125,000
$115,000
$105,000
$95,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Real Estate Income Fund - Institutional Shares - $139,903
Bloomberg U.S. Aggregate Bond Ind
- $116,511
ICE BofA Fixed Rate Preferred Securities Index - $144,406

	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$99,913	$102,720	$106,694
Apr-2017	$112,618	$103,572	$113,629
Apr-2018	$106,200	$103,241	$115,871
Apr-2019	$116,509	$108,703	$123,828
Apr-2020	$95,517	$120,488	$128,531
Apr-2021	$128,777	$120,167	$142,214
Apr-2022	$131,038	$109,938	$127,857
Apr-2023	$123,102	$109,468	$130,132
Apr-2024	$131,718	$107,861	$139,020
Apr-2025	$139,903	$116,511	$144,406

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	6.21%	7.93%	3.41%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
ICE BofA Fixed Rate Preferred Securities Index	3.87%	2.36%	3.74%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$252,713,561
  Number of Portfolio Holdings50
  Advisory Fee $908,721
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	26.5%
Money Market Funds	3.2%
Preferred Stocks	70.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Hotels 23.5%
Specialized 11.9%
Residential 8.8%
Diversified 6.6%
Office 5.2%
Storage 4.7%
Retail 4.4%
Data Centers 4.3%
Shopping Centers 4.2%
Mortgage 3.8%
Banking 3.7%
Industrial 3.5%
Home Construction 3.2%
Money Market Funds 3.2%
Specialty Finance 3.2%
Other Industries 5.7%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.7%
Specialty Finance	3.2%
Money Market Funds	3.2%
Home Construction	3.2%
Industrial	3.5%
Banking	3.7%
Mortgage	3.8%
Shopping Centers	4.2%
Data Centers	4.3%
Retail	4.4%
Storage	4.7%
Office	5.2%
Diversified	6.6%
Residential	8.8%
Specialized	11.9%
Hotels	23.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.8%
CTO Realty Growth, Inc., 6.38% - Series A	3.8%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
EPR Properties, 9.00% - Series E	3.3%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.3%
Pebblebrook Hotel Trust, 5.70% - Series H	3.2%
Blackstone Mortgage Trust, Inc. - Class A	3.2%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Real Estate Income Fund - Institutional Shares (KIFYX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-KIFYX

Westwood Real Estate Income Fund

A Class Shares (KIFAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$54	1.12%

How did the Fund perform during the reporting period?

For the six-month period, the REIT and REIT preferred markets faced headwinds from interest rate volatility and renewed inflation concerns. While fundamentals in sectors like industrial and data center REITs remained solid, swings in Treasury yields weighed on valuations — particularly for rate-sensitive areas like office and retail. The broader REIT market delivered muted performance as investors recalibrated expectations for income-generating assets amid macro uncertainty and evolving fiscal policy following the U.S. election.

The Fund underperformed the benchmark for the period. As the Fund is focused on identifying opportunities within REIT Preferreds and REIT common equity, underperformance relative to the benchmark was mainly attributed to not holding financial preferred securities, which outperformed their REIT counterparts for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$15,000
$10,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Real Estate Income Fund - A Class Shares - $12,711
Bloomberg U.S. Aggregate Bond Inde
- $11,651
ICE BofA Fixed Rate Preferred Securities Index - $14,441

	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2015	$9,425	$10,000	$10,000
Apr-2016	$9,373	$10,272	$10,670
Apr-2017	$10,525	$10,357	$11,363
Apr-2018	$9,883	$10,324	$11,587
Apr-2019	$10,810	$10,870	$12,383
Apr-2020	$8,824	$12,049	$12,853
Apr-2021	$11,857	$12,017	$14,221
Apr-2022	$12,016	$10,994	$12,786
Apr-2023	$11,237	$10,947	$13,013
Apr-2024	$12,008	$10,786	$13,902
Apr-2025	$12,711	$11,651	$14,441

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	5.86%	7.57%	3.04%
With Load*	2.69%	6.31%	2.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
ICE BofA Fixed Rate Preferred Securities Index	3.87%	2.36%	3.74%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$252,713,561
  Number of Portfolio Holdings50
  Advisory Fee $908,721
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	26.5%
Money Market Funds	3.2%
Preferred Stocks	70.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.7%
Specialty Finance	3.2%
Money Market Funds	3.2%
Home Construction	3.2%
Industrial	3.5%
Banking	3.7%
Mortgage	3.8%
Shopping Centers	4.2%
Data Centers	4.3%
Retail	4.4%
Storage	4.7%
Office	5.2%
Diversified	6.6%
Residential	8.8%
Specialized	11.9%
Hotels	23.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.8%
CTO Realty Growth, Inc., 6.38% - Series A	3.8%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
EPR Properties, 9.00% - Series E	3.3%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.3%
Pebblebrook Hotel Trust, 5.70% - Series H	3.2%
Blackstone Mortgage Trust, Inc. - Class A	3.2%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Westwood Real Estate Income Fund - A Class Shares (KIFAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-KIFAX

Westwood Broadmark Tactical Growth Fund

Institutional Shares (FTGWX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	1.24%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Growth Fund underperformed its primary benchmark, the S&P 500 Index, and underperformed its representative benchmark, the HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

Key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500 for the period, posting a positive absolute return while the index posted a negative absolute return.

With regard to our four-pillar investment process, for much of the period, the pillars pointed to limit the Fund’s exposure to equities. Market exposure decreased steadily throughout the period, declining by over 20% and contributing to the Fund’s ability to avoid much of the recent equity market downturn.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of inversion. In addition, there was deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$340,000
$290,000
$240,000
$190,000
$140,000
$90,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Broadmark Tactical Growth Fund - Institutional Shares - $140,025
HFRX Equity Hedge Index - $136,765
S&P 500® Index - $319,550

	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$97,898	$91,690	$101,206
Apr-2017	$106,223	$97,777	$119,341
Apr-2018	$112,172	$104,602	$135,173
Apr-2019	$115,450	$100,454	$153,414
Apr-2020	$120,009	$94,423	$154,738
Apr-2021	$137,590	$115,296	$225,889
Apr-2022	$132,766	$119,807	$226,370
Apr-2023	$128,830	$120,072	$232,402
Apr-2024	$132,283	$129,824	$285,068
Apr-2025	$140,025	$136,765	$319,550

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	5.85%	3.13%	3.42%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$162,307,471
  Number of Portfolio Holdings4
  Advisory Fee $894,586
  Portfolio Turnover33%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	11.2%
Money Market Funds	88.8%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Growth Fund - Institutional Shares (FTGWX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-FTGWX

Westwood Broadmark Tactical Growth Fund

A Class Shares (FTAGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$76	1.53%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Growth Fund underperformed its primary benchmark, the S&P 500 Index, and underperformed its representative benchmark, the HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

Key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500 for the period, posting a positive absolute return while the index posted a negative absolute return.

With regard to our four-pillar investment process, for much of the period, the pillars pointed to limit the Fund’s exposure to equities. Market exposure decreased steadily throughout the period, declining by over 20% and contributing to the Fund’s ability to avoid much of the recent equity market downturn.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of inversion. In addition, there was deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Broadmark Tactical Growth Fund - A Class Shares - $12,682
HFRX Equity Hedge Index - $13,67
S&P 500® Index - $31,955

	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$9,425	$10,000	$10,000
Apr-2016	$9,183	$9,169	$10,121
Apr-2017	$9,913	$9,778	$11,934
Apr-2018	$10,418	$10,460	$13,517
Apr-2019	$10,678	$10,045	$15,341
Apr-2020	$11,055	$9,442	$15,474
Apr-2021	$12,623	$11,530	$22,589
Apr-2022	$12,130	$11,981	$22,637
Apr-2023	$11,728	$12,007	$23,240
Apr-2024	$12,013	$12,982	$28,507
Apr-2025	$12,682	$13,677	$31,955

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	5.56%	2.78%	3.01%
With Load*	1.35%	1.57%	2.40%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$162,307,471
  Number of Portfolio Holdings4
  Advisory Fee $894,586
  Portfolio Turnover33%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	11.2%
Money Market Funds	88.8%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Growth Fund - A Class Shares (FTAGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-FTAGX

Westwood Broadmark Tactical Growth Fund

C Class Shares (FTGOX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$109	2.19%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Growth Fund underperformed its primary benchmark, the S&P 500 Index, and underperformed its representative benchmark, the HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

Key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500 for the period, posting a positive absolute return while the index posted a negative absolute return.

With regard to our four-pillar investment process, for much of the period, the pillars pointed to limit the Fund’s exposure to equities. Market exposure decreased steadily throughout the period, declining by over 20% and contributing to the Fund’s ability to avoid much of the recent equity market downturn.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of inversion. In addition, there was deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Broadmark Tactical Growth Fund - C Class Shares - $12,713
HFRX Equity Hedge Index - $13,677
S&P 500® Index - $31,955

	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,699	$9,169	$10,121
Apr-2017	$10,421	$9,778	$11,934
Apr-2018	$10,905	$10,460	$13,517
Apr-2019	$11,097	$10,045	$15,341
Apr-2020	$11,428	$9,442	$15,474
Apr-2021	$12,975	$11,530	$22,589
Apr-2022	$12,402	$11,981	$22,637
Apr-2023	$11,921	$12,007	$23,240
Apr-2024	$12,125	$12,982	$28,507
Apr-2025	$12,713	$13,677	$31,955

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	4.85%	2.15%	2.43%
With CDSC	3.85%	2.15%	2.43%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$162,307,471
  Number of Portfolio Holdings4
  Advisory Fee $894,586
  Portfolio Turnover33%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	11.2%
Money Market Funds	88.8%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Growth Fund - C Class Shares (FTGOX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-FTGOX

Westwood Broadmark Tactical Plus Fund

Institutional Shares (SBTIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	1.35%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Plus Fund underperformed relative to its primary and representative benchmarks, the S&P 500 Index and HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

The Investment team reduced its model market exposure consistently throughout the period, from over 58% at the end of November to as low as approximately 4% in January. Equity market exposure later increased but still remained low for the remainder of the period. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of having been inverted. In addition, there has been deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$340,000
$290,000
$240,000
$190,000
$140,000
$90,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Broadmark Tactical Plus Fund - Institutional Shares - $144,809
HFRX Equity Hedge Index - $136,765
S&P 500® Index - $319,550

	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$98,806	$91,690	$101,206
Apr-2017	$107,444	$97,777	$119,341
Apr-2018	$115,395	$104,602	$135,173
Apr-2019	$125,080	$100,454	$153,414
Apr-2020	$126,039	$94,423	$154,738
Apr-2021	$142,417	$115,296	$225,889
Apr-2022	$142,654	$119,807	$226,370
Apr-2023	$142,432	$120,072	$232,402
Apr-2024	$148,949	$129,824	$285,068
Apr-2025	$144,809	$136,765	$319,550

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	-2.78%	2.82%	3.77%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$69,202,952
  Number of Portfolio Holdings2
  Advisory Fee (net of waivers)$307,662
  Portfolio Turnover260%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Plus Fund - Institutional Shares (SBTIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SBTIX

Westwood Broadmark Tactical Plus Fund

A Class Shares (SBTAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$78	1.60%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Plus Fund underperformed relative to its primary and representative benchmarks, the S&P 500 Index and HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

The Investment team reduced its model market exposure consistently throughout the period, from over 58% at the end of November to as low as approximately 4% in January. Equity market exposure later increased but still remained low for the remainder of the period. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of having been inverted. In addition, there has been deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Broadmark Tactical Plus Fund - A Class Shares - $13,359
HFRX Equity Hedge Index - $13,677
S&P 500® Index - $31,955

	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$9,450	$10,000	$10,000
Apr-2016	$9,312	$9,169	$10,121
Apr-2017	$10,111	$9,778	$11,934
Apr-2018	$10,835	$10,460	$13,517
Apr-2019	$11,709	$10,045	$15,341
Apr-2020	$11,782	$9,442	$15,474
Apr-2021	$13,274	$11,530	$22,589
Apr-2022	$13,263	$11,981	$22,637
Apr-2023	$13,215	$12,007	$23,240
Apr-2024	$13,789	$12,982	$28,507
Apr-2025	$13,359	$13,677	$31,955

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	-3.12%	2.54%	3.52%
With Load*	-6.02%	1.39%	2.94%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$69,202,952
  Number of Portfolio Holdings2
  Advisory Fee (net of waivers)$307,662
  Portfolio Turnover260%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Plus Fund - A Class Shares (SBTAX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SBTAX

Westwood Broadmark Tactical Plus Fund

F Class Shares (BTPIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$51	1.04%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Plus Fund underperformed relative to its primary and representative benchmarks, the S&P 500 Index and HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

The Investment team reduced its model market exposure consistently throughout the period, from over 58% at the end of November to as low as approximately 4% in January. Equity market exposure later increased but still remained low for the remainder of the period. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of having been inverted. In addition, there has been deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Westwood Broadmark Tactical Plus Fund - F Class Shares - $14,925
HFRX Equity Hedge Index - $13,677
S&P 500® Index - $31,955

	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,907	$9,169	$10,121
Apr-2017	$10,806	$9,778	$11,934
Apr-2018	$11,647	$10,460	$13,517
Apr-2019	$12,657	$10,045	$15,341
Apr-2020	$12,791	$9,442	$15,474
Apr-2021	$14,506	$11,530	$22,589
Apr-2022	$14,577	$11,981	$22,637
Apr-2023	$14,594	$12,007	$23,240
Apr-2024	$15,320	$12,982	$28,507
Apr-2025	$14,925	$13,677	$31,955

Average Annual Total Returns as of 4/30/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	-2.58%	3.13%	4.09%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$69,202,952
  Number of Portfolio Holdings2
  Advisory Fee (net of waivers)$307,662
  Portfolio Turnover260%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Plus Fund - F Class Shares (BTPIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BTPIX

Westwood Salient Enhanced Midstream Income ETF

(MDST) NYSE

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$41	0.80%

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty. Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income, and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period, primarily due to unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period. The Fund’s covered call strategy also modestly detracted from returns, as is typically expected in strong midstream markets where upside participation is limited due to the income-focused nature of the call option overlay.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
$9,000
04/08/24
04/30/24
04/30/25
Westwood Salient Enhanced Midstream Income ETF - NAV - $11,551
S&P 500® Index - $10,857
Alerian Midstream Energy Select Index - $12,813

	Westwood Salient Enhanced Midstream Income ETF - NAV	S&P 500® Index	Alerian Midstream Energy Select Index
04/08/24	$10,000	$10,000	$10,000
04/30/24	$9,837	$9,685	$9,904
04/30/25	$11,551	$10,857	$12,813

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	17.43%	14.57%
S&P 500® Index	12.10%	8.06%
Alerian Midstream Energy Select Index	29.37%	26.34%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/ for current month-end performance.

Fund Statistics

  Net Assets$82,121,238
  Number of Portfolio Holdings89
  Advisory Fee $299,264
  Portfolio Turnover14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Natural Gas Liquids Infrastructure 25.3%
Gathering & Processing 24.6%
Crude & Refined Products 22.7%
Natural Gas Pipelines 21.2%
Liquefied Natural Gas 5.9%
Water 0.7%
Liabilities in Excess of Other Assets -0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Water	0.7%
Liquefied Natural Gas	5.9%
Natural Gas Pipelines	21.2%
Crude & Refined Products	22.7%
Gathering & Processing	24.6%
Natural Gas Liquids Infrastructure	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enbridge, Inc.	8.9%
Energy Transfer, L.P.	8.6%
Williams Companies, Inc. (The)	8.3%
Kinder Morgan, Inc.	7.6%
Enterprise Products Partners, L.P.	6.5%
ONEOK, Inc.	6.2%
Cheniere Energy, Inc.	5.4%
TC Energy Corporation	5.3%
DT Midstream, Inc.	4.9%
Targa Resources Corporation	4.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Salient Enhanced Midstream Income ETF - Fund (MDST)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-MDST

Westwood Salient Enhanced Energy Income ETF

(WEEI) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$41	0.85%

How did the Fund perform during the reporting period?

For the six-month period, broad energy stocks struggled to gain traction, with the S&P Energy Select Sector Index declining roughly 7.6% over the period. The sector was caught between a lack of clear price momentum in crude oil hovering near $70 per barrel and a shifting macro environment marked by trade tensions, inflation uncertainty and changing fiscal policy.

The Fund outperformed its representative benchmark for the period, with the covered call overlay contributing positively by providing some downside protection in a volatile market. Strong stock selection within the Refining segment further supported relative performance. In more challenged or volatile market environments, the strategy tends to provide relative downside protection, as the premiums collected from selling call options help cushion drawdowns. This income component can help offset some of the equity market weakness, providing a more defensive profile when total return opportunities are limited.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$12,000
$11,000
$10,000
$9,000
$8,000
04/30/24
04/30/25
Westwood Salient Enhanced Energy Income ETF - NAV - $9,091
S&P 500® Index - $11,210
S&P Energy Select Sector Index - $8,897

	Westwood Salient Enhanced Energy Income ETF - NAV	S&P 500® Index	S&P Energy Select Sector Index
04/30/24	$10,000	$10,000	$10,000
04/30/25	$9,091	$11,210	$8,897

Average Annual Total Returns as of 4/30/2025

	1 Year	Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	-9.09%	-9.09%
S&P 500® Index	12.10%	12.10%
S&P Energy Select Sector Index	-11.03%	-11.03%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/salient-enhanced-energy-income/ for current month-end performance.

Fund Statistics

  Net Assets$15,271,738
  Number of Portfolio Holdings68
  Advisory Fee $62,688
  Portfolio Turnover7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exploration & Production 64.7%
Refining 10.4%
Natural Gas Pipelines 10.2%
Oilfield Services & Equipment 8.2%
Natural Gas Liquids Infrastructure 4.1%
Gathering & Processing 3.0%
Liabilities in Excess of Other Assets -0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Gathering & Processing	3.0%
Natural Gas Liquids Infrastructure	4.1%
Oilfield Services & Equipment	8.2%
Natural Gas Pipelines	10.2%
Refining	10.4%
Exploration & Production	64.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	22.0%
Chevron Corporation	14.2%
ConocoPhillips	6.5%
Williams Companies, Inc. (The)	5.9%
EOG Resources, Inc.	4.4%
Kinder Morgan, Inc.	4.3%
ONEOK, Inc.	4.1%
Schlumberger Ltd.	3.8%
Phillips 66	3.6%
Marathon Petroleum Corporation	3.6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood Salient Enhanced Energy Income ETF - Fund (WEEI)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/salient-enhanced-energy-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WEEI

Westwood LBRTY Global Equity ETF

(BFRE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Westwood LBRTY Global Equity ETF (the "Fund") for the period of March 26, 2025 to April 30, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood LBRTY Global Equity ETF	$5	0.50%

How did the Fund perform during the reporting period?

Please Note: The Westwood LBRTY Global Equity ETF reporting period referenced below has a start date of March 26, 2025, which is the inception date of the Fund.

During the trailing period, the Westwood LBRTY Global Equity ETF outperformed relative to the MSCI ACWI Index and the underlying TOBAM LBRTY All World Equity Index. Domestic and global equities suffered from volatility during the period due to tariff concerns and uncertainty surrounding U.S. interest rate cuts.

The Fund has a large exposure to U.S. equities, and as such, missed out on some of the outperformance of global equities relative to their U.S. counterparts for the period.

The Fund’s relative low exposure to the Energy sector helped it navigate declines due to falling commodity prices during the period. A large exposure to the volatile Information Technology sector weighed on the strategy due to valuation compression, and geopolitical tensions, impacting some of the top holdings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$11,000
$10,000
$9,000
03/26/25
04/30/25
Westwood LBRTY Global Equity ETF - NAV - $9,911
MSCI ACWI Net - $9,877
TOBAM LBRTY® All World Equity Index - $9,909

	Westwood LBRTY Global Equity ETF - NAV	MSCI ACWI Net	TOBAM LBRTY® All World Equity Index
03/26/25	$10,000	$10,000	$10,000
04/30/25	$9,911	$9,877	$9,909

Average Annual Total Returns as of 4/30/2025

Since Inception (March 26, 2025)
Westwood LBRTY Global Equity ETF - NAV	-0.89%
MSCI ACWI Net	-1.23%
TOBAM LBRTY® All World Equity Index	-0.91%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/ for current month-end performance.

Fund Statistics

  Net Assets$3,064,671
  Number of Portfolio Holdings199
  Advisory Fee $929
  Portfolio Turnover0%

What did the Fund invest in?

Country Weighting (% of net assets)

Other Countries 2.7%
Jersey 0.5%
Spain 0.8%
Netherlands 1.0%
Switzerland 1.2%
Germany 1.4%
Japan 2.0%
United Kingdom 4.0%
France 4.2%
Canada 6.9%
United States 75.1%

Value	Value
United States	75.1%
Canada	6.9%
France	4.2%
United Kingdom	4.0%
Japan	2.0%
Germany	1.4%
Switzerland	1.2%
Netherlands	1.0%
Spain	0.8%
Jersey	0.5%
Other Countries	2.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.6%
NVIDIA Corporation	4.4%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.7%
Air Liquide S.A.	2.1%
Meta Platforms, Inc. - Class A	2.1%
Eli Lilly & Company	1.9%
Bank of America Corporation	1.8%
Alphabet, Inc. - Class A	1.8%
Procter & Gamble Company (The)	1.6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Westwood LBRTY Global Equity ETF - Fund (BFRE)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BFRE

(b).	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Westwood Quality Value Fund
Westwood Quality MidCap Fund
Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund
Westwood Quality AllCap Fund
Westwood Income Opportunity Fund
Westwood Multi-Asset Income Fund
Westwood Alternative Income Fund
Westwood Salient MLP & Energy Infrastructure Fund
Westwood Real Estate Income Fund
Westwood Broadmark Tactical Growth Fund
Westwood Broadmark Tactical Plus Fund

Semi-Annual Financial Statements and Additional Information	April 30, 2025

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Quality Value Fund	1
Westwood Quality MidCap Fund	3
Westwood Quality SMidCap Fund	5
Westwood Quality SmallCap Fund	7
Westwood Quality AllCap Fund	9
Westwood Income Opportunity Fund	11
Westwood Multi-Asset Income Fund	17
Westwood Alternative Income Fund	24
Westwood Salient MLP & Energy Infrastructure Fund	30
Westwood Real Estate Income Fund	33
Westwood Broadmark Tactical Growth Fund	35
Westwood Broadmark Tactical Plus Fund	36
Statements of Assets and Liabilities	37
Statements of Operations	42
Statements of Changes in Net Assets	47
Financial Highlights	60
Notes to Financial Statements	89
Additional Information	122
Other Federal Tax Information	122

WESTWOOD QUALITY VALUE FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.6%
	Shares	Value
Communications — 7.7%
Entertainment Content — 2.6%
Walt Disney Company (The)	50,077	$4,554,503

Internet Media & Services — 2.5%
Alphabet, Inc. - Class A	28,153	4,470,696

Telecommunications — 2.6%
T-Mobile US, Inc.	18,549	4,580,676

Consumer Discretionary — 5.2%
Leisure Facilities & Services — 2.2%
Darden Restaurants, Inc.	19,106	3,833,428

Retail - Discretionary — 3.0%
Dick’s Sporting Goods, Inc.	9,687	1,818,637
O’Reilly Automotive, Inc. (a)	2,546	3,603,099
		5,421,736
Consumer Staples — 7.4%
Beverages — 1.0%
PepsiCo, Inc.	13,215	1,791,690

Food — 2.0%
Hershey Company (The)	21,534	3,600,269

Household Products — 1.8%
Church & Dwight Company, Inc.	31,877	3,166,661

Retail - Consumer Staples — 2.6%
Walmart, Inc.	46,455	4,517,749

Energy — 5.1%
Oil & Gas Producers — 5.1%
Chevron Corporation	24,691	3,359,457
EOG Resources, Inc.	15,354	1,694,007
Exxon Mobil Corporation	37,249	3,934,612
		8,988,076
Financials — 20.2%
Banking — 9.2%
Bank of America Corporation	82,952	3,308,126
JPMorgan Chase & Company	25,686	6,283,309
SouthState Corporation	37,488	3,253,209
Wells Fargo & Company	49,130	3,488,721
		16,333,365
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Institutional Financial Services — 4.4%
Goldman Sachs Group, Inc. (The)	5,934	$3,249,162
Intercontinental Exchange, Inc.	26,837	4,507,811
		7,756,973
Insurance — 6.6%
Arthur J. Gallagher & Company	11,534	3,698,839
Berkshire Hathaway, Inc. - Class B (a)	6,649	3,545,579
Progressive Corporation (The)	16,103	4,536,859
		11,781,277
Health Care — 9.7%
Biotech & Pharma — 4.0%
Johnson & Johnson	22,282	3,482,899
Vertex Pharmaceuticals, Inc. (a)	7,162	3,649,039
		7,131,938
Health Care Facilities & Services — 2.7%
UnitedHealth Group, Inc.	11,877	4,886,673

Medical Equipment & Devices — 3.0%
Abbott Laboratories	40,560	5,303,220

Industrials — 13.4%
Aerospace & Defense — 2.1%
General Dynamics Corporation	13,396	3,645,319

Commercial Support Services — 2.1%
Waste Management, Inc.	16,202	3,780,899

Electrical Equipment — 4.3%
BWX Technologies, Inc.	36,530	3,986,153
Hubbell, Inc.	9,948	3,612,915
		7,599,068
Engineering & Construction — 1.9%
TopBuild Corporation (a)	11,652	3,446,196

Transportation & Logistics — 3.0%
Union Pacific Corporation	24,338	5,248,733

Materials — 1.7%
Forestry, Paper & Wood Products — 1.7%
Boise Cascade Company	32,374	3,019,847

Real Estate — 5.0%
REITs — 5.0%
Agree Realty Corporation	45,827	3,556,634
American Tower Corporation	7,864	1,772,624
Prologis, Inc.	35,512	3,629,326
		8,958,584

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY VALUE FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Technology — 16.3%
Semiconductors — 3.7%
Marvell Technology, Inc.	49,416	$2,884,412
Texas Instruments, Inc.	22,691	3,631,695
		6,516,107
Software — 5.6%
Microsoft Corporation	16,865	6,666,060
Salesforce, Inc.	12,092	3,249,241
		9,915,301
Technology Services — 7.0%
Accenture plc - Class A	11,940	3,571,851
CACI International, Inc. - Class A (a)	9,450	4,326,871
Visa, Inc. - Class A	13,465	4,652,158
		12,550,880
Utilities — 5.9%
Electric Utilities — 5.9%
NextEra Energy, Inc.	51,441	3,440,374
Southern Company (The)	37,794	3,472,891
WEC Energy Group, Inc.	32,327	3,540,453
		10,453,718
Total Common Stocks
(Cost $135,921,639)		$173,253,582
MONEY MARKET FUNDS — 3.4%
	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (b)
(Cost $6,091,953)	6,091,953	$6,091,953

Investments at Value — 101.0%
(Cost $142,013,592)		$179,345,535

Liabilities in Excess of Other Assets — (1.0%)		(1,696,437)

Net Assets — 100.0%		$177,649,098

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY MIDCAP FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.0%
	Shares	Value
Consumer Discretionary — 7.3%
Leisure Facilities & Services — 2.0%
Texas Roadhouse, Inc.	189	$31,366

Retail - Discretionary — 5.3%
Academy Sports & Outdoors, Inc.	537	20,234
O’Reilly Automotive, Inc. (a)	22	31,135
Ulta Beauty, Inc. (a)	86	34,025
		85,394
Consumer Staples — 5.8%
Food — 1.5%
McCormick & Company, Inc.	301	23,075

Household Products — 2.8%
Church & Dwight Company, Inc.	220	21,855
Interparfums, Inc.	215	23,478
		45,333
Retail - Consumer Staples — 1.5%
BJ’s Wholesale Club Holdings, Inc. (a)	202	23,747

Energy — 5.6%
Oil & Gas Producers — 5.6%
Chord Energy Corporation	250	22,558
Diamondback Energy, Inc.	219	28,910
Gulfport Energy Corporation (a)	145	25,013
Permian Resources Corporation	1,149	13,558
		90,039
Financials — 14.5%
Asset Management — 1.4%
Blue Owl Capital, Inc.	1,221	22,625

Banking — 4.4%
Cullen/Frost Bankers, Inc.	212	24,692
Glacier Bancorp, Inc.	569	23,192
SouthState Corporation	269	23,344
		71,228
Institutional Financial Services — 3.9%
Intercontinental Exchange, Inc.	198	33,258
Piper Sandler Companies	121	29,176
		62,434
Insurance — 4.8%
American International Group, Inc.	371	30,244
Arthur J. Gallagher & Company	70	22,448
Everest Group Ltd.	66	23,683
		76,375
COMMON STOCKS — continued
	Shares	Value
Health Care — 5.5%
Health Care Facilities & Services — 1.0%
McKesson Corporation	22	$15,681

Medical Equipment & Devices — 4.5%
Avantor, Inc. (a)	1,314	17,069
Cooper Companies, Inc. (The) (a)	389	31,770
Zimmer Biomet Holdings, Inc.	227	23,392
		72,231
Industrials — 15.0%
Aerospace & Defense — 1.5%
Kratos Defense & Security Solutions, Inc. (a)	720	24,325

Electrical Equipment — 4.7%
BWX Technologies, Inc.	299	32,627
Hubbell, Inc.	64	23,244
Littelfuse, Inc.	108	19,689
		75,560
Engineering & Construction — 3.5%
Jacobs Solutions, Inc.	197	24,388
TopBuild Corporation (a)	109	32,238
		56,626
Industrial Intermediate Products — 1.4%
Timken Company (The)	335	21,524

Machinery — 1.6%
MSA Safety, Inc.	161	25,345

Transportation & Logistics — 2.3%
Delta Air Lines, Inc.	548	22,813
XPO, Inc. (a)	135	14,326
		37,139
Materials — 13.7%
Chemicals — 4.8%
Axalta Coating Systems Ltd. (a)	1,017	33,052
CF Industries Holdings, Inc.	345	27,038
Corteva, Inc.	274	16,985
		77,075
Construction Materials — 2.6%
Advanced Drainage Systems, Inc.	157	17,818
Eagle Materials, Inc.	104	23,545
		41,363
Containers & Packaging — 3.3%
Crown Holdings, Inc.	289	27,839
Packaging Corporation of America	132	24,501
		52,340

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY MIDCAP FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Materials — continued
Forestry, Paper & Wood Products — 1.5%
Boise Cascade Company	261	$24,346

Metals & Mining — 1.5%
Cameco Corporation	523	23,613

Real Estate — 9.0%
REITs — 9.0%
Federal Realty Investment Trust	356	33,471
Healthpeak Properties, Inc.	1,299	23,174
Realty Income Corporation	560	32,402
Ventas, Inc.	463	32,447
Weyerhaeuser Company	873	22,619
		144,113
Technology — 15.2%
Semiconductors — 4.1%
Marvell Technology, Inc.	710	$41,443
Rambus, Inc. (a)	507	24,736
		66,179
Software — 4.9%
Pegasystems, Inc.	441	40,607
Verra Mobility Corporation (a)	1,732	37,758
		78,365
Technology Services — 6.2%
CACI International, Inc. - Class A (a)	76	34,798
CDW Corporation	205	32,915
MarketAxess Holdings, Inc.	144	31,909
		99,622
Utilities — 6.4%
Electric Utilities — 6.4%
Alliant Energy Corporation	376	22,951
CMS Energy Corporation	423	31,154
DTE Energy Company	175	23,975
Evergy, Inc.	347	23,978
		102,058
Total Common Stocks
(Cost $1,478,801)		$1,569,121
MONEY MARKET FUNDS — 2.0%
	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b)
(Cost $32,542)	32,542	$32,542

Investments at Value — 100.0%
(Cost $1,511,343)		$1,601,663

Liabilities in Excess of Other Assets — (0.0%)(c)		(767)

Net Assets — 100.0%		$1,600,896

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2025.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.8%
	Shares	Value
Consumer Discretionary — 8.3%
Leisure Facilities & Services — 5.0%
Cheesecake Factory, Inc. (The)	26,029	$1,311,081
Domino’s Pizza, Inc.	3,579	1,755,034
Texas Roadhouse, Inc.	7,609	1,262,790
		4,328,905
Retail - Discretionary — 3.3%
Academy Sports & Outdoors, Inc.	33,528	1,263,335
Lithia Motors, Inc.	5,632	1,648,824
		2,912,159
Consumer Staples — 3.9%
Household Products — 1.4%
Interparfums, Inc.	11,615	1,268,358

Retail - Consumer Staples — 1.5%
BJ’s Wholesale Club Holdings, Inc. (a)	11,111	1,306,209

Wholesale - Consumer Staples — 1.0%
US Foods Holding Corporation (a)	13,479	885,031

Energy — 5.8%
Oil & Gas Producers — 5.8%
Chord Energy Corporation	13,708	1,236,873
Gulfport Energy Corporation (a)	7,653	1,320,142
Permian Resources Corporation	116,726	1,377,367
SM Energy Company	50,586	1,152,855
		5,087,237
Financials — 17.6%
Asset Management — 1.5%
LPL Financial Holdings, Inc.	4,236	1,354,630

Banking — 8.4%
Cullen/Frost Bankers, Inc.	14,076	1,639,432
Glacier Bancorp, Inc.	40,026	1,631,460
Merchants Bancorp	34,038	1,023,863
SouthState Corporation	14,631	1,269,678
Wintrust Financial Corporation	15,976	1,776,052
		7,340,485
Institutional Financial Services — 1.3%
Piper Sandler Companies	4,866	1,173,290

Insurance — 4.7%
International General Insurance Holdings Ltd.	54,487	1,310,957
Mercury General Corporation	19,190	1,063,510
RenaissanceRe Holdings Ltd.	7,099	1,717,461
		4,091,928
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Specialty Finance — 1.7%
Marex Group plc	33,650	$1,492,378

Health Care — 7.0%
Medical Equipment & Devices — 7.0%
Avantor, Inc. (a)	114,373	1,485,705
Cooper Companies, Inc. (The) (a)	21,373	1,745,533
Integer Holdings Corporation (a)	13,975	1,765,182
Teleflex, Inc.	8,310	1,138,886
		6,135,306
Industrials — 19.1%
Aerospace & Defense — 5.5%
AAR Corporation (a)	32,373	1,730,661
Hexcel Corporation	17,534	849,873
Kratos Defense & Security Solutions, Inc. (a)	38,291	1,293,661
Moog, Inc. - Class A	5,740	960,015
		4,834,210
Electrical Equipment — 5.9%
BWX Technologies, Inc.	17,355	1,893,778
Hubbell, Inc.	4,939	1,793,746
Littelfuse, Inc.	8,174	1,490,202
		5,177,726
Engineering & Construction — 1.6%
TopBuild Corporation (a)	4,624	1,367,594

Industrial Intermediate Products — 1.4%
Timken Company (The)	19,066	1,224,990

Machinery — 2.1%
MSA Safety, Inc.	11,499	1,810,173

Transportation & Logistics — 1.6%
XPO, Inc. (a)	13,124	1,392,719

Transportation Equipment — 1.0%
Blue Bird Corporation (a)	25,341	883,641

Materials — 11.9%
Chemicals — 2.7%
Axalta Coating Systems Ltd. (a)	40,423	1,313,748
Sensient Technologies Corporation	11,554	1,085,498
		2,399,246
Construction Materials — 3.6%
Advanced Drainage Systems, Inc.	16,152	1,833,090
Eagle Materials, Inc.	5,694	1,289,065
		3,122,155

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Materials — continued
Containers & Packaging — 1.7%
Crown Holdings, Inc.	15,521	$1,495,138

Forestry, Paper & Wood Products — 1.0%
Boise Cascade Company	9,426	879,257

Metals & Mining — 2.9%
Cameco Corporation	31,021	1,400,598
Royal Gold, Inc.	6,231	1,138,466
		2,539,064
Real Estate — 11.1%
REITs — 11.1%
American Healthcare REIT, Inc.	43,766	1,412,766
Americold Realty Trust, Inc.	44,467	859,992
Brixmor Property Group, Inc.	35,482	883,857
COPT Defense Properties	51,542	1,345,762
Equity LifeStyle Properties, Inc.	13,935	902,709
Federal Realty Investment Trust	13,203	1,241,346
PotlatchDeltic Corporation	40,700	1,562,473
Rexford Industrial Realty, Inc.	45,220	1,496,782
		9,705,687
Technology — 9.6%
Semiconductors — 2.1%
Rambus, Inc. (a)	36,667	1,788,983

Software — 3.3%
Pegasystems, Inc.	13,087	1,205,051
Verra Mobility Corporation (a)	76,558	1,668,964
		2,874,015
Technology Services — 4.2%
Amdocs Ltd.	11,338	1,004,320
CACI International, Inc. - Class A (a)	3,182	1,456,942
MarketAxess Holdings, Inc.	5,657	1,253,535
		3,714,797
Utilities — 4.5%
Electric Utilities — 4.5%
IDACORP, Inc.	18,007	2,126,447
TXNM Energy, Inc.	34,527	1,836,836
		3,963,283
Total Common Stocks
(Cost $83,996,827)		$86,548,594
MONEY MARKET FUNDS — 1.2%

	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (b)
(Cost $1,010,599)	1,010,599	$1,010,599

Investments at Value — 100.0%
(Cost $85,007,426)		$87,559,193

Liabilities in Excess of Other Assets — (0.0%)(c)		(3,149)

Net Assets — 100.0%		$87,556,044

plc - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2025.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.9%
	Shares	Value
Consumer Discretionary — 11.6%
Home Construction — 1.8%
Century Communities, Inc.	294,662	$16,070,866

Leisure Facilities & Services — 2.6%
Cheesecake Factory, Inc. (The)	270,468	13,623,473
Papa John’s International, Inc.	281,791	9,730,243
		23,353,716
Leisure Products — 1.0%
YETI Holdings, Inc. (a)	337,008	9,621,578

Retail - Discretionary — 6.2%
Academy Sports & Outdoors, Inc.	457,915	17,254,237
Boot Barn Holdings, Inc. (a)	95,738	9,989,303
GMS, Inc. (a)	247,387	18,123,572
Sonic Automotive, Inc. - Class A	173,704	10,547,307
		55,914,419
Consumer Staples — 3.9%
Food — 1.9%
J & J Snack Foods Corporation	128,163	16,608,643

Household Products — 2.0%
Central Garden & Pet Company - Class A (a)	303,626	8,978,221
Interparfums, Inc.	84,918	9,273,046
		18,251,267
Energy — 7.4%
Oil & Gas Producers — 7.4%
Gulfport Energy Corporation (a)	53,170	9,171,825
Infinity Natural Resources, Inc. - Class A (a)	513,629	7,884,205
Northern Oil and Gas, Inc.	644,847	15,669,782
Sitio Royalties Corporation - Class A	481,545	8,167,003
SM Energy Company	742,045	16,911,206
Vital Energy, Inc. (a)	608,900	8,634,202
		66,438,223
Financials — 22.5%
Banking — 17.5%
Atlantic Union Bankshares Corporation	556,353	15,410,978
Bank of N.T. Butterfield & Son Ltd. (The)	231,925	9,318,746
Banner Corporation	291,270	17,808,248
City Holding Company	155,656	18,035,861
Coastal Financial Corporation (a)	120,997	9,939,904
First Bancorp	463,287	18,744,592
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Banking — continued
National Bank Holdings Corporation - Class A	383,568	$13,869,819
Renasant Corporation	561,321	18,001,564
Seacoast Banking Corporation of Florida	782,435	18,551,534
Simmons First National Corporation - Class A	977,494	18,240,038
		157,921,284
Institutional Financial Services — 2.1%
Piper Sandler Companies	78,961	19,039,076

Insurance — 2.9%
AMERISAFE, Inc.	176,425	8,201,998
Baldwin Insurance Group, Inc. (The) (a)	430,887	17,933,517
		26,135,515
Health Care — 5.9%
Biotech & Pharma — 2.0%
Prestige Consumer Healthcare, Inc. (a)	218,986	17,788,233

Medical Equipment & Devices — 3.9%
CONMED Corporation	349,950	17,186,044
Merit Medical Systems, Inc. (a)	190,053	17,950,506
		35,136,550
Industrials — 15.7%
Aerospace & Defense — 5.1%
AAR Corporation (a)	328,557	17,564,657
Kratos Defense & Security Solutions, Inc. (a)	276,714	9,348,783
Moog, Inc. - Class A	113,091	18,914,470
		45,827,910
Electrical Equipment — 0.5%
Hayward Holdings Inc. (a)	347,331	4,629,922

Engineering & Construction — 2.2%
Everus Construction Group, Inc. (a)	488,446	19,655,067

Industrial Intermediate Products — 1.6%
AZZ, Inc.	169,432	14,699,920

Machinery — 3.0%
Alamo Group, Inc.	104,177	17,395,475
Thermon Group Holdings, Inc. (a)	365,629	9,590,449
		26,985,924

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Industrials — continued
Transportation & Logistics — 1.4%
ArcBest Corporation	216,106	$12,646,523

Transportation Equipment — 1.9%
Blue Bird Corporation (a)	505,149	17,614,546

Materials — 8.5%
Chemicals — 6.3%
Hawkins, Inc.	143,329	17,454,606
Innospec, Inc.	109,997	9,842,532
Sensient Technologies Corporation	132,696	12,466,789
Stepan Company	338,881	17,133,823
		56,897,750
Forestry, Paper & Wood Products — 2.1%
Boise Cascade Company	199,138	18,575,593

Metals & Mining — 0.1%
Constellium SE (a)	105,120	1,062,763

Real Estate — 10.8%
REITs — 10.8%
COPT Defense Properties	684,489	17,872,008
Four Corners Property Trust, Inc.	641,209	17,921,792
Plymouth Industrial REIT, Inc.	1,224,643	18,210,441
PotlatchDeltic Corporation	437,515	16,796,201
Sunstone Hotel Investors, Inc.	1,037,278	8,650,898
Urban Edge Properties	994,158	17,964,435
		97,415,775
Technology — 7.6%
Semiconductors — 3.0%
Rambus, Inc. (a)	270,697	13,207,307
Veeco Instruments, Inc. (a)	731,087	13,671,327
		26,878,634
Software — 3.6%
BlackLine, Inc. (a)	325,184	15,358,440
Verra Mobility Corporation (a)	808,108	17,616,755
		32,975,195
Technology Hardware — 1.0%
Viavi Solutions, Inc. (a)	868,837	9,192,295
COMMON STOCKS — continued
	Shares	Value
Utilities — 5.0%
Electric Utilities — 5.0%
Avista Corporation	316,107	$13,108,957
Northwestern Energy Group, Inc.	239,563	13,949,754
TXNM Energy, Inc.	344,182	18,310,482
		45,369,193
Total Common Stocks
(Cost $871,241,317)		$892,706,380

MONEY MARKET FUNDS — 1.0%
First American Government Obligations Fund - Class U, 4.27% (b)
(Cost $8,852,482)	8,852,482	$8,852,482

Investments at Value — 99.9%
(Cost $880,093,799)		$901,558,862

Other Assets in Excess of Liabilities — 0.1%		702,639

Net Assets — 100.0%		$902,261,501

REIT - Real Estate Investment Trust

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.6%
	Shares	Value
Communications — 4.5%
Internet Media & Services — 2.6%
Alphabet, Inc. - Class A	3,269	$519,117

Telecommunications — 1.9%
T-Mobile US, Inc.	1,603	395,861

Consumer Discretionary — 4.9%
Leisure Facilities & Services — 2.0%
Domino’s Pizza, Inc.	848	415,834

Retail - Discretionary — 2.9%
Boot Barn Holdings, Inc. (a)	1,920	200,333
O’Reilly Automotive, Inc. (a)	267	377,858
		578,191
Consumer Staples — 7.3%
Beverages — 1.8%
PepsiCo, Inc.	2,660	360,643

Household Products — 1.9%
Church & Dwight Company, Inc.	3,909	388,320

Retail - Consumer Staples — 1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	3,209	377,250

Tobacco & Cannabis — 1.7%
Philip Morris International, Inc.	2,007	343,919

Energy — 6.4%
Oil & Gas Producers — 6.4%
Chevron Corporation	2,428	330,354
Diamondback Energy, Inc.	2,989	394,578
EOG Resources, Inc.	3,404	375,563
EQT Corporation	3,966	196,079
		1,296,574
Financials — 22.8%
Asset Management — 1.9%
Apollo Global Management, Inc.	2,806	382,963

Banking — 12.2%
Bank of America Corporation	14,935	595,608
Glacier Bancorp, Inc.	6,672	271,951
JPMorgan Chase & Company	2,622	641,393
SouthState Corporation	3,992	346,426
Wells Fargo & Company	8,620	612,106
		2,467,484
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Insurance — 7.6%
Baldwin Insurance Group, Inc. (The) (a)	9,991	$415,825
International General Insurance Holdings Ltd.	11,742	282,512
Mercury General Corporation	7,335	406,506
Progressive Corporation (The)	1,494	420,920
		1,525,763
Specialty Finance — 1.1%
Discover Financial Services	1,166	212,994

Health Care — 11.0%
Biotech & Pharma — 3.1%
Johnson & Johnson	3,935	615,080

Health Care Facilities & Services — 2.7%
McKesson Corporation	537	382,768
UnitedHealth Group, Inc.	416	171,159
		553,927
Medical Equipment & Devices — 5.2%
Abbott Laboratories	4,659	609,164
Alcon, Inc.	4,398	429,289
		1,038,453
Industrials — 11.9%
Aerospace & Defense — 4.0%
General Dynamics Corporation	1,485	404,098
Kratos Defense & Security Solutions, Inc. (a)	11,990	405,082
		809,180
Electrical Equipment — 4.3%
BWX Technologies, Inc.	4,053	442,263
Hubbell, Inc.	1,187	431,095
		873,358
Machinery — 1.1%
Veralto Corporation	2,187	209,733

Transportation & Logistics — 1.1%
XPO, Inc. (a)	2,091	221,897

Transportation Equipment — 1.4%
Blue Bird Corporation (a)	7,909	275,787

Materials — 3.3%
Construction Materials — 1.0%
Advanced Drainage Systems, Inc.	1,829	207,573

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Materials— continued
Containers & Packaging — 2.3%
Crown Holdings, Inc.	4,792	$461,614

Real Estate — 6.0%
REITs — 6.0%
American Tower Corporation	1,923	433,463
EastGroup Properties, Inc.	2,278	372,271
Ventas, Inc.	5,597	392,238
		1,197,972
Technology — 13.3%
Semiconductors — 1.9%
Marvell Technology, Inc.	6,611	385,884

Software — 5.2%
Microsoft Corporation	1,289	509,490
Salesforce, Inc.	1,177	316,272
Verra Mobility Corporation (a)	9,798	213,596
		1,039,358
Technology Services — 6.2%
Accenture plc - Class A	1,289	385,604
CACI International, Inc. - Class A (a)	958	438,640
CDW Corporation	2,612	419,383
		1,243,627
Utilities — 6.2%
Electric Utilities — 6.2%
CMS Energy Corporation	5,732	422,162
Southern Company (The)	4,462	410,013
WEC Energy Group, Inc.	3,796	415,738
		1,247,913
Total Common Stocks
(Cost $17,224,096)		$19,646,269
MONEY MARKET FUNDS — 2.3%
	Shares	Value
First American Treasury Obligations Fund - Class X, 4.24% (b)
(Cost $471,251)	471,251	$471,251

Investments at Value — 99.9%
(Cost $17,695,347)		$20,117,520

Other Assets in Excess of Liabilities — 0.1%		16,851

Net Assets — 100.0%		$20,134,371

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 14.5%
	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) — 3.9%
U.S. Treasury Bills	4.300%	06/26/25	$19,700,000	$19,570,148

U.S. Treasury Bonds — 5.5%
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	5,061,533
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	5,066,743
U.S. Treasury Bonds	4.625%	05/15/54	8,871,000	8,762,884
U.S. Treasury Bonds	4.500%	11/15/54	5,430,000	5,265,403
U.S. Treasury Bonds	4.625%	02/15/55	3,820,000	3,785,978
				27,942,541
U.S. Treasury Notes — 5.1%
U.S. Treasury Notes	4.000%	02/28/30	5,250,000	5,310,703
U.S. Treasury Notes	4.000%	03/31/30	5,090,000	5,146,070
U.S. Treasury Notes	4.125%	11/15/32	1,310,000	1,320,541
U.S. Treasury Notes	4.375%	05/15/34	6,315,000	6,424,772
U.S. Treasury Notes	4.625%	02/15/35	7,565,000	7,835,686
				26,037,772
Total U.S. Government & Agencies
(Cost $74,278,646)				$73,550,461

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Federal Home Loan Mortgage Corporation — 1.4%
FHLMC, Pool #SD8275	4.500%	12/01/52	$2,564,674	$2,452,723
FHLMC, Pool #SD8288	5.000%	01/01/53	2,497,768	2,448,112
FHLMC, Pool #SD2605	5.500%	04/01/53	2,480,726	2,481,025
				7,381,860
Federal National Mortgage Association — 1.1%
FNMA, Pool #FS3394	4.000%	10/01/52	2,703,110	2,518,628
FNMA, Pool #MA5192	6.500%	11/01/53	2,767,136	2,848,492
				5,367,120
Total Collateralized Mortgage Obligations
(Cost $12,760,982)				$12,748,980

CONVERTIBLE BONDS — 4.9%
Consumer Discretionary — 0.5%
Meritage Homes Corporation, 144A	1.750%	05/15/28	$2,680,000	$2,602,280

Energy — 0.4%
Northern Oil & Gas, Inc.	3.625%	04/15/29	1,950,000	1,867,905

Health Care — 1.8%
Exact Sciences Corporation	0.375%	03/15/27	2,273,000	2,116,163
Integer Holdings Corporation	2.125%	02/15/28	2,575,000	3,957,775
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	2,100,000	2,673,300
				8,747,238
Real Estate — 0.4%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,242,343

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2025 (Unaudited)

CONVERTIBLE BONDS — continued
	Coupon	Maturity	Par Value	Value
Technology — 0.4%
BlackLine, Inc., 144A	1.000%	06/01/29	$2,105,000	$2,076,092

Utilities — 1.4%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	4,077,720
NextEra Energy Capital Holdings, Inc.	3.000%	03/01/27	2,920,000	3,266,020
				7,343,740
Total Convertible Bonds
(Cost $23,286,315)				$24,879,598

CORPORATE BONDS — 32.4%
Communications — 3.4%
Alphabet, Inc.	5.300%	05/15/65	$2,225,000	$2,191,388
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	3,050,000	2,906,938
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,455,960
Charter Communications Operating, LLC	6.484%	10/23/45	4,950,000	4,607,497
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	2,585,000	2,417,751
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,535,631
				17,115,165
Consumer Discretionary — 0.3%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,810,000	1,695,375

Consumer Staples — 1.9%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,083,975
Mars, Inc., 144A	5.700%	05/01/55	1,620,000	1,598,786
Pilgrim’s Pride Corporation	6.250%	07/01/33	3,720,000	3,876,921
				9,559,682
Energy — 3.8%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,778,385
Diamondback Energy, Inc.	5.900%	04/18/64	2,490,000	2,214,781
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	4,455,000	4,383,840
Sempra Energy	5.500%	08/01/33	4,040,000	4,061,869
Sempra Energy	6.400%	10/01/54	2,430,000	2,215,159
TransCanada Trust	5.600%	03/07/82	2,918,000	2,692,453
				19,346,487
Financials — 17.0%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,295,011
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,324,514
Bank of America Corporation	5.518%	10/25/35	3,140,000	3,073,336
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,381,521
Barclays plc	7.385%	11/02/28	2,845,000	3,017,048
Barclays plc (c)	8.000%	12/31/49	3,150,000	3,245,732
Capital One Financial Corporation (SOFR + 307) (b)(c)	7.624%	10/30/31	2,560,000	2,848,667
Citigroup, Inc. (b)	6.174%	05/25/34	2,065,000	2,111,361
Citigroup, Inc. (b)(c)	7.200%	12/31/49	3,330,000	3,307,139
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	2,900,000	2,735,125
Deluxe Corporation, 144A	8.125%	09/15/29	2,600,000	2,603,130
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,858,224

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2025 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Financials — continued
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	$1,925,000	$1,946,780
Golub Capital Private Credit Fund, 144A	5.875%	05/01/30	3,635,000	3,561,741
HSBC Holdings plc (c)	8.000%	12/31/49	3,455,000	3,588,325
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,313,834
JPMorgan Chase & Company (b)	5.299%	07/24/29	3,396,000	3,477,560
Lincoln National Corporation (c)	9.250%	12/31/49	2,065,000	2,184,543
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,483,581
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	1,830,000	1,839,310
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,011,906
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,972,604
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,487,920
SBL Holdings, Inc., 144A	7.200%	10/30/34	3,600,000	3,371,314
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,059,436
State Street Corporation (b)(c)	6.700%	12/31/49	5,470,000	5,486,601
U.S. Bancorp (b)(c)	3.700%	12/31/49	4,025,000	3,760,815
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,663,700
				86,010,778
Health Care — 1.5%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,675,000	2,760,161
Flex Ltd.	6.000%	01/15/28	2,735,000	2,794,421
Mylan, Inc.	5.200%	04/15/48	2,650,000	1,972,453
				7,527,035
Materials — 1.0%
Celanese US Holdings, LLC	6.350%	11/15/28	5,200,000	5,265,094

Real Estate — 0.9%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,435,413
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,000,000	2,280,156
				4,715,569
Technology — 1.0%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,596,030
HP, Inc.	6.100%	04/25/35	1,435,000	1,449,052
Oracle Corporation	6.900%	11/09/52	2,075,000	2,241,394
				5,286,476
Utilities — 1.6%
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	3,090,000	3,124,271
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	2,166,000	1,895,118
Southern Company, Series 2023E	5.700%	03/15/34	2,770,000	2,861,719
				7,881,108
Total Corporate Bonds
(Cost $161,614,667)				$164,402,769

FOREIGN GOVERNMENTS — 0.8%
Mexico Government International Bonds (Cost $3,917,853)	7.375%	05/13/55	$3,980,000	$3,938,970

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — 38.1%
	Shares	Value
Communications — 1.5%
Internet Media & Services — 1.5%
Alphabet, Inc. - Class A	47,555	$7,551,734

Consumer Discretionary — 1.7%
Leisure Facilities & Services — 0.6%
Domino’s Pizza, Inc.	6,019	2,951,537

Retail - Discretionary — 1.1%
Lowe’s Companies, Inc.	25,980	5,808,089

Consumer Staples — 2.9%
Beverages — 0.7%
PepsiCo, Inc.	24,719	3,351,402

Food — 0.7%
Tyson Foods, Inc. - Class A	61,485	3,765,341

Retail - Consumer Staples — 0.7%
Walmart, Inc.	39,910	3,881,248

Tobacco & Cannabis — 0.8%
Philip Morris International, Inc.	22,217	3,807,105

Energy — 2.7%
Oil & Gas Producers — 2.7%
Energy Transfer, L.P.	490,825	8,118,245
Hess Corporation	14,964	1,931,104
Kinder Morgan, Inc.	141,059	3,709,852
		13,759,201
Financials — 8.2%
Banking — 3.2%
JPMorgan Chase & Company	22,935	5,610,361
SouthState Corporation	60,448	5,245,677
Wells Fargo & Company	66,407	4,715,561
		15,571,599
Institutional Financial Services — 1.6%
Goldman Sachs Group, Inc. (The)	15,023	8,225,844

Insurance — 2.2%
Berkshire Hathaway, Inc. - Class B (d)	12,990	6,926,917
Mercury General Corporation	73,702	4,084,565
		11,011,482
Specialty Finance — 1.2%
Discover Financial Services	33,167	6,058,616
COMMON STOCKS — continued
	Shares	Value
Health Care — 3.8%
Biotech & Pharma — 1.7%
Gilead Sciences, Inc.	80,670	$8,594,582

Medical Equipment & Devices — 2.1%
Abbott Laboratories	32,090	4,195,767
Becton, Dickinson & Company	13,902	2,878,965
Medtronic plc	42,985	3,643,409
		10,718,141
Industrials — 2.8%
Aerospace & Defense — 1.0%
General Dynamics Corporation	17,777	4,837,477

Diversified Industrials — 0.9%
Honeywell International, Inc.	24,783	5,216,821

Transportation & Logistics — 0.9%
FedEx Corporation	20,635	4,340,160

Materials — 0.8%
Metals & Mining — 0.8%
Barrick Gold Corporation	208,382	3,967,593

Real Estate — 3.4%
REITs — 3.4%
Essex Property Trust, Inc.	12,694	3,543,530
NNN REIT, Inc.	66,596	2,737,762
PotlatchDeltic Corporation	73,745	2,831,071
Public Storage	10,197	3,063,485
Ventas, Inc.	70,060	4,909,804
		17,085,652
Technology — 7.8%
Semiconductors — 2.9%
Intel Corporation (e)	212,733	4,275,933
Micron Technology, Inc. (e)	58,827	4,526,738
NVIDIA Corporation (e)	55,891	6,087,647
		14,890,318
Software — 2.3%
Microsoft Corporation	21,921	8,664,495
Salesforce, Inc.	10,648	2,861,224
		11,525,719
Technology Hardware — 1.5%
Apple, Inc.	18,240	3,876,000
Cisco Systems, Inc.	67,670	3,906,589
		7,782,589
Technology Services — 1.1%
International Business Machines Corporation	22,089	5,341,562

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Utilities — 2.5%
Electric Utilities — 2.5%
Alliant Energy Corporation	46,252	$2,823,222
Enterprise Products Partners, L.P.	124,104	3,710,710
WEC Energy Group, Inc.	56,776	6,218,107
		12,752,039
Total Common Stocks
(Cost $157,278,472)		$192,795,851

EXCHANGE-TRADED FUNDS — 3.6%
iShares Core S&P Mid-Cap ETF	117,500	$6,686,925
JPMorgan Equity Premium Income ETF	93,780	5,213,230
JPMorgan Nasdaq Equity Premium Income ETF	126,318	6,485,166
Total Exchange-Traded Funds
(Cost $17,765,095)		$18,385,321

PREFERRED STOCKS — 1.6%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Company (The), 6.00%, 10/15/2027	71,350	$4,379,463

Technology — 0.8%
Technology Hardware — 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	75,800	3,805,160

Total Preferred Stocks
(Cost $7,625,352)		$8,184,623
MONEY MARKET FUNDS — 1.0%
	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (f )
(Cost $5,073,552)	5,073,552	$5,073,552

Investments at Value — 99.4%
(Cost $463,600,934)		$503,960,125

Other Assets in Excess of Liabilities — 0.6%		2,928,528

Net Assets — 100.0%		$506,888,653

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $51,966,325 as of April 30, 2025, representing 10.3% of net assets.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

SOFR - Secured Overnight Financing Rate.

(a)	The rate shown is the annualized yield as time of purchase.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security has a perpetual maturity date.

(d)	Non-income producing security.

(e)	All or a portion of the security covers a written call option. The total value of securities as of April 30, 2025 was $14,890,318.

(f)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Intel Corporation, 07/18/25	$25.00	2,120	$4,261,200	$95,400
Micron Technology, Inc., 07/18/25	90.00	588	4,524,660	205,800
NVIDIA Corporation, 07/18/25	130.00	558	6,077,736	170,190
Total Written Option Contracts
(Premiums $528,380)			$14,863,596	$471,390

The average monthly notional value of written option contracts during the six months ended April 30, 2025 was $9,387,749.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation/
	Contracts	Date	Value	(Depreciation)
Interest Rate Futures
2-Year U.S. Treasury Note Future	55	7/1/2025	$11,448,163	$67,304
5-Year U.S. Treasury Note Future	82	7/1/2025	8,954,016	173,136
CME Ultra Long Term U.S. Treasury Bond Future	26	6/19/2025	3,146,813	33,858
Ultra 10-Year U.S. Treasury Note Future	88	6/19/2025	10,096,625	256,168
Currency Future
Euro FX Future with European Style Options	71	6/17/2025	10,099,750	144,388
Total Futures Contracts			$43,745,367	$674,854

The average monthly notional value of futures contracts during the six months ended April 30, 2025 was $15,367,720.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 9.3%
	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) — 6.6%
U.S. Treasury Bills	4.290%	05/29/25	$2,500,000	$2,491,803
U.S. Treasury Bills	4.277%	06/26/25	2,500,000	2,483,521
U.S. Treasury Bills	4.314%	07/17/25	2,000,000	1,982,100
				6,957,424
U.S. Treasury Bonds — 0.7%
U.S. Treasury Bonds	4.625%	02/15/55	775,000	768,098

U.S. Treasury Notes — 2.0%
U.S. Treasury Notes	4.000%	03/31/30	1,035,000	1,046,401
U.S. Treasury Notes	4.625%	02/15/35	1,035,000	1,072,033
				2,118,434
Total U.S. Government & Agencies
(Cost $9,905,809)				$9,843,956

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corporation — 1.3%
FHLMC, Pool #SD8275	4.500%	12/01/52	$478,452	$457,567
FHLMC, Pool #SD8288	5.000%	01/01/53	466,193	456,925
FHLMC, Pool #SD2605	5.500%	04/01/53	465,136	465,192
				1,379,684
Federal National Mortgage Association — 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	505,171	470,694

Total Collateralized Mortgage Obligations
(Cost $1,866,630)				$1,850,378

CONVERTIBLE BONDS — 2.8%
Financials — 0.9%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	$1,000,000	$969,000

Technology — 1.9%
BlackLine, Inc., 144A	1.000%	06/01/29	1,000,000	986,267
Sabre Global, Inc., 144A	10.750%	11/15/29	1,082,000	1,030,605
				2,016,872
Total Convertible Bonds
(Cost $2,932,909)				$2,985,872

CORPORATE BONDS — 59.1%
Communications — 7.8%
Alphabet, Inc.	5.300%	05/15/65	$460,000	$453,051
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	343,114
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,010,683
Clear Channel Outdoor Holdings, Inc., 144A	9.000%	09/15/28	1,000,000	1,035,157
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	1,000,000	935,300
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	977,515
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	500,000	477,000

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Communications — continued
DISH Network Corporation, 144A	11.750%	11/15/27	$1,000,000	$1,051,561
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	908,124
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,000,000	535,927
Vodafone Group plc	4.875%	06/19/49	500,000	421,026
				8,148,458
Consumer Discretionary — 5.4%
AMC Entertainment Holdings, Inc., 144A	7.500%	02/15/29	750,000	517,335
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	936,671
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	635,964
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,054,323
Magic Mergeco, Inc., 144A	5.250%	05/01/28	500,000	264,975
Michaels Companies, Inc. (The), 144A	7.875%	05/01/29	1,000,000	343,353
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,016,326
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	869,688
				5,638,635
Consumer Staples — 0.9%
BAT Capital Corporation	7.750%	10/19/32	552,000	630,412
Mars, Inc., 144A	5.700%	05/01/55	320,000	315,810
				946,222
Energy — 7.9%
CVR Energy, Inc., 144A	8.500%	01/15/29	1,000,000	919,049
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	409,156
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	825,000	811,822
FTAI Infra Escrow Holdings, LLC, 144A	10.500%	06/01/27	1,000,000	1,034,938
Global Partners, L.P. / GLP Finance Corporation, 144A	8.250%	01/15/32	500,000	509,155
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	998,878
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,037,100
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	939,458
Sempra Energy (b)	6.400%	10/01/54	450,000	410,215
TransCanada Trust	5.600%	03/07/82	478,000	441,053
W&T Offshore, Inc., 144A	10.750%	02/01/29	1,000,000	788,292
				8,299,116
Financials — 14.5%
Ally Financial, Inc.	6.992%	06/13/29	590,000	612,301
Ares Capital Corporation	7.000%	01/15/27	735,000	754,992
Avation Capital S.A., 144A	8.250%	10/31/26	1,250,000	1,215,625
Bank of America Corporation	5.518%	10/25/35	635,000	621,518
Barclays plc	7.385%	11/02/28	515,000	546,144
Blackstone Private Credit Fund	7.050%	09/29/25	1,000,000	1,006,724
Blue Owl Credit Income Corporation, 144A	5.800%	03/15/30	500,000	488,844
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,000,000	943,147
Deluxe Corporation, 144A	8.125%	09/15/29	1,000,000	1,001,204
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	576,449
Golub Capital Private Credit Fund, 144A	5.875%	05/01/30	890,000	872,063
HSBC Holdings plc	6.547%	06/20/34	665,000	694,199
HSBC Holdings plc (c)	8.000%	12/31/49	615,000	638,732
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,222,241

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Financials — continued
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	$360,000	$387,433
Jackson Financial, Inc.	4.000%	11/23/51	500,000	332,034
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	452,289
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	508,981
Queen MergerCo, Inc., 144A	6.750%	04/30/32	500,000	501,359
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	230,000	234,517
SBL Holdings, Inc., 144A	7.200%	10/30/34	725,000	678,945
Sixth Street Lending Partners	5.750%	01/15/30	500,000	493,870
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	476,442
				15,260,053
Health Care — 2.6%
1261229 BC Ltd., 144A	10.000%	04/15/32	1,000,000	978,464
Community Health Systems, Inc., 144A	10.875%	01/15/32	1,005,000	1,036,995
Flex Ltd.	6.000%	01/15/28	745,000	761,186
				2,776,645
Industrials — 7.5%
BLH Escrow 1, LLC, 144A	11.000%	01/31/30	1,000,000	815,000
Boeing Company (The)	5.805%	05/01/50	1,000,000	938,033
CoreCivic, Inc.	8.250%	04/15/29	1,000,000	1,053,871
Donnelley RR & Sons Company, 144A	9.500%	08/01/29	750,000	716,587
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,051,248
GEO Group, Inc.	10.250%	04/15/31	667,000	728,809
GrafTech Global Enterprises, Inc., 144A	9.875%	12/23/29	1,000,000	750,000
Manitowoc Company, Inc., 144A	9.250%	10/01/31	250,000	253,437
Scorpio Tankers, Inc.	7.500%	01/30/30	625,000	611,373
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,009,876
				7,928,234
Materials — 1.7%
Cleveland-Cliffs, Inc., 144A	7.000%	03/15/32	1,000,000	937,191
Kronos Acquisition Holdings, Inc., 144A	8.250%	06/30/31	1,000,000	826,429
				1,763,620
Real Estate — 6.8%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	755,205
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,026,867
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	950,065
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	750,000	763,646
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	998,808
Office Properties Income Trust, 144A	9.000%	09/30/29	1,000,000	741,875
Service Properties Trust	8.875%	06/15/32	1,000,000	963,530
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	978,569
				7,178,565
Technology — 2.0%
CommScope, LLC, 144A	9.500%	12/15/31	1,000,000	1,022,703
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	415,405
HP, Inc.	6.100%	04/25/35	295,000	297,889
Oracle Corporation	6.900%	11/09/52	320,000	345,661
				2,081,658

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Utilities — 2.0%
Consolidated Edison Company, Inc.	3.850%	06/15/46	$750,000	$575,270
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	570,000	576,322
NextEra Energy Operating Partners, L.P., 144A	7.250%	01/15/29	1,000,000	989,954
				2,141,546
Total Corporate Bonds
(Cost $64,627,234)				$62,162,752

FOREIGN GOVERNMENTS — 1.3%
Mexico Government International Bonds	7.375%	05/13/55	$750,000	$742,268
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	655,955
Total Foreign Governments
(Cost $1,433,289)				$1,398,223

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — 18.7%
	Shares	Value
Communications — 0.8%
Internet Media & Services — 0.8%
Alphabet, Inc. - Class A	5,103	$810,356

Consumer Discretionary — 1.5%
Retail - Discretionary — 1.5%
Lowe’s Companies, Inc.	3,300	737,748
TJX Companies, Inc. (The)	6,456	830,758
		1,568,506
Consumer Staples — 1.6%
Beverages — 0.5%
PepsiCo, Inc.	4,232	573,775

Tobacco & Cannabis — 1.1%
Altria Group, Inc.	10,245	605,991
Philip Morris International, Inc.	3,080	527,789
		1,133,780
Energy — 1.2%
Oil & Gas Producers — 1.2%
Devon Energy Corporation	6,507	197,878
Energy Transfer, L.P.	42,981	710,906
Kinder Morgan, Inc.	13,443	353,551
		1,262,335
Financials — 3.2%
Banking — 1.8%
SouthState Corporation	3,693	320,479
Sumitomo Mitsui Financial Group, Inc. - ADR	36,879	523,682
Truist Financial Corporation	11,928	457,319
Wells Fargo & Company	7,623	541,309
		1,842,789
Institutional Financial Services — 0.9%
Goldman Sachs Group, Inc. (The)	1,751	958,760

Specialty Finance — 0.5%
Discover Financial Services	2,985	545,270

Health Care — 1.6%
Biotech & Pharma — 1.1%
Amgen, Inc.	1,225	356,377
Gilead Sciences, Inc.	7,822	833,356
		1,189,733
Medical Equipment & Devices — 0.5%
Abbott Laboratories	3,535	462,201
COMMON STOCKS — continued
	Shares	Value
Industrials — 1.1%
Aerospace & Defense — 0.7%
General Dynamics Corporation	2,746	$747,241

Transportation & Logistics — 0.4%
FedEx Corporation	1,748	367,657

Materials — 0.4%
Metals & Mining — 0.4%
Barrick Gold Corporation	20,965	399,174

Real Estate — 2.8%
REITs — 2.8%
Essex Property Trust, Inc.	1,473	411,188
NNN REIT, Inc.	11,546	474,656
PotlatchDeltic Corporation	14,379	552,010
Public Storage	1,652	496,310
Urban Edge Properties	26,080	471,266
Ventas, Inc.	7,902	553,772
		2,959,202
Technology — 3.1%
Semiconductors — 1.0%
Intel Corporation (d)	17,578	353,318
NVIDIA Corporation (d)	6,617	720,723
		1,074,041
Software — 0.7%
Microsoft Corporation	1,839	726,883

Technology Hardware — 0.6%
Cisco Systems, Inc.	11,749	678,270

Technology Services — 0.8%
International Business Machines
Corporation	3,445	833,070

Utilities — 1.4%
Electric Utilities — 1.4%
Alliant Energy Corporation	7,680	468,787
Enterprise Products Partners, L.P.	17,059	510,064
WEC Energy Group, Inc.	4,747	519,892
		1,498,743
Total Common Stocks
(Cost $16,538,454)		$19,631,786

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS — 1.8%
	Shares	Value
JPMorgan Equity Premium Income ETF	10,187	$566,295
JPMorgan Nasdaq Equity Premium Income ETF	18,744	962,317
Westwood Salient Enhanced Energy Income ETF (e)	18,861	371,515
Total Exchange-Traded Funds
(Cost $1,818,594)		$1,900,127

PREFERRED STOCKS — 1.8%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Company (The), 6.00%, 10/15/2027	13,350	$819,423

Real Estate — 0.5%
Apartments — 0.5%
Vinebrook Homes Trust, Inc., 9.50% - Series B (g)	20,000	500,000

Technology — 0.5%
Technology Hardware — 0.5%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	11,850	594,870

Total Preferred Stocks
(Cost $1,807,988)		$1,914,293

WARRANTS — 0.1%
Communications — 0.1%
Publishing & Broadcasting — 0.1%
Audacy 2nd Lien Warrants (g)	906	$—
Audacy 2nd Lien Warrants (g)	5,433	—
Audacy Special Warrants (g)	4,483	87,419
Total Warrants
(Cost $103,500)		$87,419
MONEY MARKET FUNDS — 1.7%
	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (h)
(Cost $1,803,549)	1,803,549	$1,803,549

Investments at Value — 98.4%
(Cost $102,837,956)		$103,578,355

Other Assets in Excess of Liabilities — 1.6%		1,631,720

Net Assets — 100.0%		$105,210,075

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $39,099,050 as of April 30, 2025, representing 37.2% of net assets.

ADR - American Depositary Receipt

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

SOFR - Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield at time of purchase.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security has a perpetual maturity date.

(d)	All or a portion of the security covers a written call option. The total value of securities as of April 30, 2025 was $1,074,041.

(e)	Affiliated fund.

(f)	Non-income producing security.

(g)	Level 3 security in accordance with fair value hierarchy.

(h)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Intel Corporation, 07/18/25	$25.00	175	$351,750	$7,875
NVIDIA Corporation, 07/18/25	130.00	66	718,872	20,130
Total Written Option Contracts
(Premiums $34,610)			$1,070,622	$28,005

The average monthly notional value of written option contracts during the six months ended April 30, 2025 was $1,140,094.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation/
	Contracts	Date	Value	(Depreciation)
Interest Rate Futures
CME Ultra Long Term U.S. Treasury Bond Future	44	6/19/2025	$5,325,375	$57,298
Ultra 10-Year U.S. Treasury Note Future	25	6/19/2025	2,868,359	34,297
Total Futures Contracts			$8,193,734	$91,595

The average monthly notional value of futures contracts during the six months ended April 30, 2025 was $2,737,643.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 87.7%
	Coupon	Maturity	Par Value	Value
Communications — 5.8%
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	$1,500,000	$1,821,612
Snap, Inc., 144A	0.500%	05/01/30	2,500,000	2,043,750
Trip.com Group Ltd., 144A	0.750%	06/15/29	2,000,000	2,256,000
Uber Technologies, Inc. *	0.875%	12/01/28	2,000,000	2,621,000
				8,742,362
Consumer Discretionary — 10.2%
Alibaba Group Holding Ltd., 144A	0.500%	06/01/31	3,000,000	3,942,000
Burlington Stores, Inc.	1.250%	12/15/27	2,000,000	2,562,000
Cheesecake Factory, Inc., 144A	2.000%	03/15/30	2,000,000	1,959,629
JD.com, Inc., 144A	0.250%	06/01/29	2,500,000	2,622,750
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	2,813,000
Meritage Homes Corporation, 144A	1.750%	05/15/28	1,500,000	1,456,500
				15,355,879
Consumer Staples — 3.0%
Chef’s Warehouse, Inc.	2.375%	12/15/28	1,470,000	2,110,036
Post Holdings, Inc.	2.500%	08/15/27	2,000,000	2,355,138
				4,465,174
Energy — 3.3%
CMS Energy Corporation *	3.375%	05/01/28	2,000,000	2,210,000
Northern Oil & Gas, Inc.	3.625%	04/15/29	2,900,000	2,777,910
				4,987,910
Financials — 3.0%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	969,000
Core Scientific, Inc., 144A	3.000%	09/01/29	1,500,000	1,643,674
PennyMac Corporation	5.500%	03/15/26	1,000,000	978,000
RWT Holdings, Inc.	5.750%	10/01/25	500,000	498,500
WisdomTree, Inc., 144A	3.250%	08/15/29	500,000	493,750
				4,582,924
Health Care — 15.7%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,500,000	2,866,159
Alphatec Holdings, Inc., 144A	0.750%	03/15/30	1,000,000	985,892
Dexcom, Inc.	0.375%	05/15/28	3,000,000	2,710,427
Exact Sciences Corporation	0.375%	03/01/28	2,000,000	1,775,000
Halozyme Therapeutics, Inc.	1.000%	08/15/28	2,250,000	2,810,856
Ionis Pharmaceuticals, Inc.	1.750%	06/15/28	1,000,000	974,005
Jazz Investments I Ltd.	2.000%	06/15/26	2,500,000	2,569,958
Lantheus Holdings, Inc., 144A *	2.625%	12/15/27	2,500,000	3,707,043
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	3,000,000	3,819,001
Sarepta Therapeutics, Inc.	1.250%	09/15/27	1,500,000	1,421,911
				23,640,252
Industrials — 10.1%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	2,500,000	2,623,606
Fluor Corporation	1.125%	08/15/29	2,500,000	2,630,000
Granite Construction, Inc., 144A	3.250%	06/15/30	1,000,000	1,259,500
Itron, Inc., 144A *	1.375%	07/15/30	3,000,000	3,270,269
OSI Systems, Inc., 144A	2.250%	08/01/29	1,500,000	1,905,006

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2025 (Unaudited)

CONVERTIBLE BONDS — continued
	Coupon	Maturity	Par Value	Value
Industrials — continued
Tetra Tech, Inc. *	2.250%	08/15/28	$1,500,000	$1,592,250
ZTO Express Cayman, Inc.	1.500%	09/01/27	2,000,000	1,969,400
				15,250,031
Materials — 1.4%
MP Materials Corporation, 144A	3.000%	03/01/30	1,500,000	2,087,250

Technology — 32.9%
Akamai Technologies, Inc.	0.375%	09/01/27	3,000,000	2,958,000
BILL Holdings, Inc., 144A	0.000%	04/01/30	2,000,000	1,696,000
BlackLine, Inc., 144A	1.000%	06/01/29	1,500,000	1,479,401
Box, Inc., 144A	1.500%	09/15/29	1,500,000	1,466,250
Datadog, Inc., 144A	0.000%	12/01/29	2,500,000	2,247,456
Digital Ocean Holdings, Inc.	0.000%	12/01/26	1,000,000	928,800
Dropbox, Inc.	0.000%	03/01/28	2,000,000	2,039,636
Five9, Inc.	1.000%	03/15/29	2,500,000	2,115,586
Global Payments, Inc. *	1.500%	03/01/31	3,500,000	3,101,000
Lumentum Holdings, Inc.	1.500%	12/15/29	2,000,000	2,275,028
Microchip Technology, Inc., 144A	0.750%	06/01/30	2,000,000	1,877,070
MKS Instruments, Inc., 144A *	1.250%	06/01/30	2,000,000	1,719,863
Nutanix, Inc.	0.250%	10/01/27	2,000,000	2,655,000
ON Semiconductor Corporation	0.000%	05/01/27	2,000,000	2,134,800
Progress Software Corporation	1.000%	04/15/26	2,000,000	2,300,205
Rapid7, Inc., 144A	1.250%	03/15/29	1,000,000	850,562
Seagate HDD Cayman	3.500%	06/01/28	1,500,000	1,897,500
Shift4 Payments, Inc.	0.500%	08/01/27	2,000,000	2,024,000
Snowflake, Inc., 144A	0.000%	10/01/29	2,500,000	3,101,250
Synaptics, Inc., 144A	0.750%	12/01/31	2,000,000	1,758,000
Tyler Technologies, Inc.	0.250%	03/15/26	2,500,000	2,941,250
Veeco Instruments, Inc.	2.875%	06/01/29	2,000,000	2,027,000
Vishay Intertechnology, Inc.	2.250%	09/15/30	1,500,000	1,245,000
Western Digital Corporation	3.000%	11/15/28	1,000,000	1,357,000
Workiva, Inc.	1.250%	08/15/28	1,500,000	1,410,750
				49,606,407
Utilities — 2.3%
Ormat Technologies, Inc.	2.500%	07/15/27	1,750,000	1,802,500
PPL Capital Funding, Inc., 144A	2.875%	03/15/28	1,500,000	1,708,500
				3,511,000
Total Convertible Bonds
(Cost $131,469,181)				$132,229,189

CORPORATE BONDS — 11.1%
Communications — 1.9%
Expedia Group, Inc. *	0.000%	02/15/26	$3,000,000	$2,926,399

Consumer Discretionary — 1.3%
RLJ Lodging Trust, L.P., 144A	3.750%	07/01/26	2,000,000	1,960,885

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2025 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Energy — 0.7%
FTAI Infra Escrow Holdings, LLC, 144A *	10.500%	06/01/27	$1,000,000	$1,034,938

Financials — 1.9%
Ares Capital Corporation	7.000%	01/15/27	1,735,000	1,782,193
Blackstone Private Credit Fund	7.050%	09/29/25	1,090,000	1,097,329
				2,879,522
Industrials — 3.2%
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,576,872
Parsons Corporation	2.625%	03/01/29	3,000,000	3,161,999
				4,738,871
Materials — 0.6%
Celanese US Holdings, LLC	6.350%	11/15/28	915,000	926,454

Real Estate — 1.5%
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,026,867
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,167,854
				2,194,721
Total Corporate Bonds
(Cost $16,589,783)				$16,661,790

MONEY MARKET FUNDS —2.7%
First American Government Obligations Fund - Class U, 4.27% (a) (Cost $3,991,107)			3,991,107	$3,991,107

Investments at Value — 101.5% (Cost $152,050,071)				$152,882,086

Liabilities in Excess of Other Assets — (1.5%)				(2,332,024)

Net Assets — 100.0%				$150,550,062

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $60,992,128 as of April 30, 2025, representing 40.5% of net assets.

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund.

(a)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2025 (Unaudited)

A list of open OTC swap agreements as of April 30, 2025, is as follows:

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
Short Positions
(10,000)	Advanced Energy Industries, Inc.	$(903,262)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	$(69,555)
(8,900)	Akamai Technologies, Inc.	(660,136)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(55,993)
(22,300)	Alibaba Group Holding Ltd.	(2,503,844)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(155,292)
(4,800)	Alnylam Pharmaceuticals, Inc.	(1,108,464)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(153,250)
(37,600)	Alphatec Holdings, Inc.	(372,616)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(39,614)
(7,100)	BILL Holdings, Inc.	(299,691)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(23,355)
(12,500)	BlackLine, Inc.	(573,200)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(16,499)
(17,800)	Box, Inc.	(533,110)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(21,722)
(6,650)	Burlington Stores, Inc.	(1,544,998)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	50,773
(17,400)	Cheesecake Factory, Inc. (The)	(825,616)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(49,644)
(27,800)	Chef’s Warehouse, Inc. (The)	(1,471,191)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(107,769)
(14,700)	CMS Energy Corporation	(1,071,070)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(9,787)
(90,700)	Core Scientific, Inc.	(621,295)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(112,326)
(4,300)	Datadog, Inc. - Class A	(397,965)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(40,614)
(4,800)	DexCom, Inc.	(332,304)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(9,769)
(28,200)	Dropbox, Inc.	(759,426)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(44,424)
(4,600)	Exact Sciences Corporation	(200,882)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(8,729)
(600)	Expedia Group, Inc.	(90,954)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(3,053)
(10,100)	Five9, Inc.	(233,512)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(20,015)
(33,600)	Fluor Corporation	(1,142,064)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(28,346)
(8,900)	Global Payments, Inc.	(760,238)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	82,392
(8,700)	Granite Construction, Inc.	(675,729)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(30,373)
(28,100)	Halozyme Therapeutics, Inc.	(1,721,968)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(1,021)
(8,400)	Ionis Pharmaceuticals, Inc.	(239,437)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(18,168)
(15,000)	Itron, Inc.	(1,546,610)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(120,434)
(4,300)	Jazz Pharmaceuticals plc	(442,513)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(59,681)
(31,300)	JD.com, Inc.	(1,171,872)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	152,856
(24,500)	Lantheus Holdings, Inc.	(2,518,110)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(34,044)
(11,200)	Liberty Media Corporation - Liberty Formula One	(898,912)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(92,701)
(14,400)	Live Nation Entertainment, Inc.	(1,857,312)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(46,888)
(19,500)	Lumentum Holdings, Inc.	(1,027,455)	3.76% OBFR 4.33% minus 57bp	05/16/2025	BNP Paribas	(122,215)

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS — continued
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
(26,400)	Merit Medical Systems, Inc.	$(2,427,744)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	$(61,710)
(4,500)	Meritage Homes Corporation	(288,315)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(17,837)
(3,300)	Microchip Technology, Inc.	(133,562)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(18,337)
(6,500)	MKS Instruments, Inc.	(436,670)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(18,516)
(53,100)	MP Materials Corporation	(1,315,982)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	19,091
(40,700)	Northern Oil & Gas, Inc.	(912,901)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(74,490)
(24,400)	Nutanix, Inc. - Class A	(1,533,540)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(140,197)
(18,800)	ON Semiconductor Corporation	(679,768)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(65,579)
(8,450)	Ormat Technologies, Inc.	(600,626)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(11,848)
(5,500)	OSI Systems, Inc.	(1,027,785)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(96,694)
(17,400)	Parsons Corporation	(1,197,508)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	31,568
(14,600)	Post Holdings, Inc.	(1,707,783)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	56,992
(28,600)	PPL Corporation	(1,013,819)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(28,469)
(19,500)	Progress Software Corporation	(1,113,060)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(54,292)
(4,700)	Rapid7, Inc.	(108,429)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(2,404)
(2,700)	Sarepta Therapeutics, Inc.	(146,934)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(21,302)
(12,600)	Seagate Technology Holdings plc	(941,845)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(203,908)
(8,100)	Shift4 Payments, Inc.	(634,483)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(27,130)
(62,800)	Snap, Inc. - Class A	(497,716)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	763
(11,100)	Snowflake, Inc. - Class A	(1,626,594)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(141,047)
(12,000)	Synaptics, Inc.	(592,440)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(74,498)
(17,600)	Tetra Tech, Inc.	(527,648)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(20,421)
(18,200)	Trip.com Group Ltd.	(1,027,754)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(44,160)
(3,550)	Tyler Technologies, Inc.	(2,053,427)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	128,309
(19,210)	Uber Technologies, Inc.	(1,421,924)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(131,920)
(37,200)	Veeco Instruments, Inc.	(719,076)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	24,676
(22,600)	Vishay Intertechnology, Inc.	(261,096)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(32,096)
(21,900)	Western Digital Corporation	(820,692)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(129,047)
(20,600)	WisdomTree, Inc.	(172,216)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(6,718)
(3,500)	Workiva, Inc.	(242,970)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(20,072)
(13,200)	ZTO Express Cayman, Inc.	(247,500)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	3,711
Total Short Positions						$(2,386,842)

			Total swap agreements at value (assets)			$551,131
			Total swap agreements at value (liabilities)			(2,937,973)
			Net swap agreements at value			$(2,386,842)

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

The average monthly notional value for Swap Contracts for the six months ended April 30, 2025 was $51,196,680.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation/
	Contracts	Date	Value	(Depreciation)
Interest Rate Futures
5-Year U.S. Treasury Note Future	100	7/1/2025	$10,919,531	$2,829

The average monthly notional value of futures contracts during the six months ended April 30, 2025 was $1,819,922.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
AFFILIATED EXCHANGE-TRADED FUNDS — 4.1%
	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$9,476,763
Westwood Salient Enhanced Midstream Income ETF	1,565,169	40,482,470
Total Affiliated Exchange-Traded Funds
(Cost $50,094,282)		$49,959,233

MASTER LIMITED PARTNERSHIPS — 22.7% (a)
Crude & Refined Products — 6.0%
Delek Logistics Partners, L.P.	107,853	$4,233,230
Genesis Energy, L.P.	657,447	9,033,322
MPLX, L.P.	1,167,077	59,439,232
		72,705,784
Gathering & Processing — 2.3%
Western Midstream Partners, L.P.	758,591	28,523,022

Natural Gas Liquids Infrastructure — 14.4%
Energy Transfer, L.P. (b)	7,140,335	118,101,140
Enterprise Products Partners, L.P.	1,925,914	57,584,829
		175,685,969
Total Master Limited Partnerships
(Cost $176,593,094)		$276,914,775

MLP RELATED COMPANIES — 72.7%
Crude & Refined Products — 10.2%
Enbridge, Inc.	955,865	$44,629,337
Gibson Energy, Inc.	414,744	6,526,118
Plains GP Holdings, L.P. - Class A	2,736,230	51,003,328
South Bow Corporation	892,073	22,025,282
		124,184,065
Gathering & Processing — 22.4%
Antero Midstream Corporation	1,937,271	32,061,835
DT Midstream, Inc.	862,238	83,809,533
EMG Utica I Offshore Co-Investment, L.P. (c)(d)(e)	16,000,000	13,010,520
Hess Midstream, L.P. - Class A	830,056	30,853,182
Kinetik Holdings, Inc.	763,454	31,561,188
Targa Resources Corporation	484,616	82,820,874
		274,117,132
Liquefied Natural Gas — 6.9%
Cheniere Energy, Inc. (b)	326,404	75,435,229
NextDecade Corporation (f)	1,102,221	8,244,613
		83,679,842
Natural Gas Liquids Infrastructure — 10.9%
Keyera Corporation	1,455,056	45,168,667
ONEOK, Inc.	717,215	58,926,385
Pembina Pipeline Corporation	761,209	29,078,184
		133,173,236
MLP RELATED COMPANIES — continued
	Shares	Value
Natural Gas Pipelines — 18.9%
Kinder Morgan, Inc	3,157,387	$83,039,278
TC Energy Corporation	1,271,220	64,082,200
Williams Companies, Inc. (The) (b)	1,423,740	83,388,452
		230,509,930
Oilfield Services & Equipment — 1.6%
Solaris Energy Infrastructure, Inc. (b)	918,502	19,417,132

Renewable Energy Infrastructure — 0.9%
Clearway Energy, Inc. - Class C	84,093	2,467,289
Eaton Corporation plc (b)	6,792	1,999,361
GE Vernova, Inc. (b)	11,627	4,311,524
Quanta Services, Inc. (b)	7,380	2,160,052
		10,938,226
Utilities — 0.3%
Vistra Corporation (b)	30,782	3,990,271

Water — 0.6%
Aris Water Solutions, Inc. - Class A	289,085	7,215,562

Total MLP Related Companies
(Cost $621,734,857)		$887,225,396

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
APRIL 30, 2025 (Unaudited)

MONEY MARKET FUNDS — 0.2%
	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (g)
(Cost $2,104,018)	2,104,018	$2,104,018

Investments at Value — 99.7%
(Cost $850,526,251)		$1,216,203,422

Other Assets in Excess of Liabilities — 0.3%		3,467,048

Net Assets — 100.0%		$1,219,670,470

plc - Public Limited Company

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of securities as of April 30, 2025 was $1,074,041.

(c)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.

(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees and represents 1.1% of net assets.

(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(f)	Non-income producing security.

(g)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Cheniere Energy, Inc., 05/16/25	$260.00	163	$3,767,093	$9,780
Eaton Corporation plc, 05/16/25	310.00	33	971,421	11,550
Energy Transfer, L.P., 05/02/25	18.00	2,142	3,542,868	2,142
GE Vernova, Inc., 05/16/25	380.00	43	1,594,526	51,600
GE Vernova, Inc., 05/16/25	400.00	73	2,706,986	37,960
Quanta Services, Inc., 05/16/25	310.00	36	1,053,684	19,908
Quanta Services, Inc., 05/16/25	330.00	37	1,082,953	6,290
Solaris Energy Infrastructure, Inc., 05/16/25	25.00	6	12,684	210
Solaris Energy Infrastructure, Inc., 05/16/25	30.00	918	1,940,652	4,590
Vistra Corporation, 05/16/25	150.00	153	1,983,339	30,753
Williams Companies, Inc. (The), 05/02/25	61.00	711	4,164,327	2,133
Williams Companies, Inc. (The), 05/02/25	62.00	711	4,164,327	15,998
Total Written Option Contracts
(Premiums $173,418)			$26,984,860	$192,914

The average monthly notional value of written option contracts during the six months ended April 30, 2025 was $11,384,615.

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 26.4%
	Shares	Value
Financials — 3.2%
Specialty Finance — 3.2%
Blackstone Mortgage Trust, Inc. - Class A	425,000	$8,096,250

Real Estate Investment Trusts (REITs) — 23.2%
Hotels — 5.5%
Apple Hospitality REIT, Inc.	350,000	4,119,500
Gaming and Leisure Properties, Inc.	110,000	5,264,600
Ryman Hospitality Properties, Inc.	50,000	4,397,500
		13,781,600
Office — 3.1%
COPT Defense Properties	300,000	7,833,000

Residential — 5.9%
AvalonBay Communities, Inc.	20,000	4,199,600
Centerspace	110,000	6,639,600
Essex Property Trust, Inc.	15,000	4,187,250
		15,026,450
Retail — 1.7%
Getty Realty Corporation	150,000	4,198,500

Specialized — 5.6%
Farmland Partners, Inc.	400,000	4,024,000
Outfront Media, Inc.	439,009	6,642,206
Rayonier, Inc.	146,266	3,577,667
		14,243,873
Storage — 1.4%
Extra Space Storage, Inc.	25,000	3,663,000

Total Common Stocks
(Cost $66,136,526)		$66,842,673

PREFERRED STOCKS* — 70.3%
Consumer Discretionary — 3.2%
Home Construction — 3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	500,000	$8,240,000

Financials — 3.7%
Banking — 3.7%
Associated Banc-Corp, 5.63% - Series F	96,216	1,839,650
Associated Banc-Corp, 5.88% - Series E	52,423	1,052,654
Banc of California, Inc., 7.75% - Series F	87,360	2,164,780
PREFERRED STOCKS* — continued
	Shares	Value
Financials — continued
Banking — continued
Merchants Bancorp, 7.63% - Series E	180,000	$4,194,000
		9,251,084
Real Estate Investment Trusts (REITs) — 63.4%
Apartments — 1.8%
Vinebrook Homes Trust, 9.50% - Series B (b)	180,000	4,500,000

Data Centers — 4.3%
DigitalBridge Group, Inc., 7.13% - Series H	240,000	5,155,200
DigitalBridge Group, Inc., 7.13% - Series J	77,265	1,641,109
DigitalBridge Group, Inc., 7.15% - Series I	182,664	3,940,062
		10,736,371
Diversified — 6.6%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	7,072,000
CTO Realty Growth, Inc., 6.38% - Series A	447,333	9,613,186
		16,685,186
Healthcare — 3.1%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,918,360

Hotels — 18.0%
Chatham Lodging Trust, 6.63% - Series A	190,000	3,748,700
DiamondRock Hospitality Company, 8.25% - Series A	66,410	1,662,907
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,150,974
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	4,405,601
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,738,556
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	4,575,000
RLJ Lodging Trust, 7.80% - Series A	375,000	9,120,000
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	3,003,928
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,532,650
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,483,347
		45,421,663

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
APRIL 30, 2025 (Unaudited)

PREFERRED STOCKS* — continued
	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Industrial — 3.5%
LXP Industrial Trust, 6.50% - Series C	190,000	$8,762,800

Manufactured Homes — 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	1,996,303

Mortgage — 3.8%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	9,663,132

Office — 2.1%
Hudson Pacific Properties, Inc., 4.75% - Series C	406,228	5,402,833

Residential — 2.9%
American Homes 4 Rent, 5.88% - Series G	312,958	7,338,865

Retail — 2.7%
Regency Centers Corporation, 5.88% - Series B	98,117	2,251,785
Regency Centers Corporation, 6.25% - Series A	200,000	4,680,000
		6,931,785
Shopping Centers — 4.2%
Saul Centers, Inc., 6.00% - Series E	125,000	2,567,500
Saul Centers, Inc., 6.13% - Series D	381,000	8,031,480
		10,598,980
Specialized — 6.3%
EPR Properties, 5.75% - Series C	31,000	680,140
EPR Properties, 5.75% - Series G	107,775	2,164,122
EPR Properties, 9.00% - Series E	283,506	8,275,540
IQHQ, Inc. (b)	5,000	4,750,000
		15,869,802
Storage — 3.3%
National Storage Affiliates Trust, 6.00% - Series A	370,000	8,362,000

Total Preferred Stocks
(Cost $178,700,112)		$177,679,164
MONEY MARKET FUNDS — 3.2%
	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (c)
(Cost $7,991,417)	7,991,417	$7,991,417

Investments at Value — 99.9%
(Cost $252,828,055)		$252,513,254

Other Assets in Excess of Liabilities — 0.1%		200,307

Net Assets — 100.0%		$252,713,561

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.

(a)	Non-income producing security.

(b)	Level 3 security in accordance with fair value hierarchy.

(c)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 11.2%
	Shares	Value
Consumer Staples Select Sector SPDR Fund	52,158	$4,268,089
Health Care Select Sector SPDR Fund	27,996	3,932,598
Utilities Select Sector SPDR Fund	125,461	9,898,873
Total Exchange-Traded Funds
(Cost $17,133,440)		$18,099,560

MONEY MARKET FUNDS — 88.5%
First American Government Obligations Fund - Class U, 4.27% (a)
(Cost $143,706,259)	143,706,259	$143,706,259

Investments at Value — 99.7% (Cost $160,839,699)		$161,805,819

Other Assets in Excess of Liabilities — 0.3%		501,652

Net Assets — 100.0%		$162,307,471

(a)	The rate shown is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL PLUS FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MONEY MARKET FUNDS — 100.3%
	Shares	Value
First American Government Obligations Fund - Class U, 4.27% (a)
(Cost $69,382,344)	69,382,344	$69,382,344

Liabilities in Excess of Other Assets — (0.3%)		(179,392)

Net Assets — 100.0%		$69,202,952

(a)	The rate shown is the 7-day effective yield as of April 30, 2025.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation/
	Contracts	Date	Value	(Depreciation)
Short Index Futures
E-Mini S&P 500 Futures	(192)	06/20/25	$53,635,200)	$(470,913)

The average monthly notional value of futures contracts during the six months ended April 30, 2025 was $11,939,950.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

				Westwood	Westwood
	Westwood		Westwood	Quality	Quality
	Quality Value		Quality MidCap	SMidCap	SmallCap
	Fund		Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities:
At cost	$142,013,592		$1,511,343	$85,007,426	$880,093,799
At value (Note 2)	$179,345,535		$1,601,663	$87,559,193	$901,558,862
Receivable for capital shares sold	3,184		—	19,330	174,120
Receivable for investment securities sold	—		—	—	3,372,485
Receivable from Adviser	—		5,365	—	—
Dividends and interest receivable	145,490		315	26,512	476,132
Other assets	34,990		3,806	17,634	46,591
Total assets	179,529,199		1,611,149	87,622,669	905,628,190
LIABILITIES
Payable for capital shares redeemed	—		—	3,015	1,183,720
Payable for investment securities purchased	1,768,797		—	—	1,553,794
Payable to Adviser, net of waivers (Note 4)	55,604		—	29,197	509,044
Payable to administrator (Note 4)	5,966		902	3,130	25,564
Accrued administrative servicing fees — Institutional Shares (Note 4)	37,347		931	21,423	57,957
Payable for distribution fees — A Class Shares (Note 4)	483		—	—	2,810
Payable for distribution fees — C Class Shares (Note 4)	724		—	—	12,140
Other accrued expenses	11,180		8,420	9,860	21,660
Total liabilities	1,880,101		10,253	66,625	3,366,689
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—		—	—	—
NET ASSETS	$177,649,098		$1,600,896	$87,556,044	$902,261,501
NET ASSETS CONSIST OF:
Paid-in capital	$124,219,471		$1,479,952	$84,627,594	$872,148,801
Accumulated earnings	53,429,627		120,944	2,928,450	30,112,700
NET ASSETS	$177,649,098		$1,600,896	$87,556,044	$902,261,501
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$175,573,478		$1,600,896	$61,743,835	$359,832,960
Institutional Shares of beneficial interest outstanding	13,376,681		151,189	4,215,290	20,253,732
Net asset value, offering price and redemption price per share (Note 1)	$13.13		$10.59	$14.65	$17.77
A CLASS SHARES
Net assets applicable to A Class Shares	$2,074,504		N/A	N/A	$2,647,318
A Class Shares of beneficial interest outstanding	157,083		N/A	N/A	149,477
Net asset value, offering price and redemption price per share (Note 1)	$13.21		N/A	N/A	$17.71
Maximum sales charge	3.00%		N/A	N/A	4.00%
Maximum offering price per share	$13.62		N/A	N/A	$18.45
C CLASS SHARES
Net assets applicable to C Class Shares	N/A		N/A	N/A	$4,088,549
C Class Shares of beneficial interest outstanding	N/A		N/A	N/A	234,632
Net asset value, offering price and redemption price per share (Note 1)	N/A		N/A	N/A	$17.43
ULTRA SHARES
Net assets applicable to Ultra Class Shares	$1,116		N/A	$25,812,209	$535,692,674
Ultra Class Shares of beneficial interest outstanding	85		N/A	1,765,191	30,127,598
Net asset value, offering price and redemption price per share (Note 1)	$13.08	*	N/A	$14.62	$17.78

*	Net Assets divided by Shares do not calculate to the Net Asset Value because Net Assets and Shares are shown rounded.

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood
	Westwood	Income	Westwood
	Quality AllCap	Opportunity	Multi-Asset
	Fund	Fund	Income Fund
ASSETS
Investments in affiliated securities, at cost	$—	$—	$434,878
Investments in unaffiliated securities, at cost	17,695,347	463,600,934	102,403,078
Investments in affiliated securities, at value (Note 2 and 3)	$—	$—	$371,515
Investments in unaffiliated securities, at value (Note 2)	20,117,520	503,960,125	103,206,840
Variation margin receivable on futures contracts	—	16,063	—
Receivable for capital shares sold	—	384,409	128,160
Receivable for investment securities sold	—	1,462,029	274,319
Cash collateral for futures contracts	—	768,200	290,350
Receivable from Adviser	6,538	—	5,871
Dividends and interest receivable	7,959	3,691,150	1,494,547
Reclaims receivable	—	—	1,265
Other assets	12,694	46,356	26,152
Total assets	20,144,711	510,328,332	105,799,019
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $—, $528,380, $34,610)	—	471,390	28,005
Variation margin payable on futures contracts	—	52,500	32,406
Payable for capital shares redeemed	—	101,364	689
Payable for investment securities purchased	—	2,416,387	497,213
Payable to Adviser, net of waivers (Note 4)	—	257,706	—
Payable to administrator (Note 4)	1,430	14,663	3,558
Accrued administrative servicing fees — Institutional Shares (Note 4)	134	61,316	4,682
Payable for distribution fees — A Class Shares (Note 4)	—	18,779	8,296
Payable for distribution fees — C Class Shares (Note 4)	—	26,224	355
Other accrued expenses	8,776	19,350	13,740
Total liabilities	10,340	3,439,679	588,944
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$20,134,371	$506,888,653	$105,210,075
NET ASSETS CONSIST OF:
Paid-in capital	$17,499,751	$480,009,408	$122,273,613
Accumulated earnings (deficit)	2,634,620	26,879,245	(17,063,538)
NET ASSETS	$20,134,371	$506,888,653	$105,210,075
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$507,881	$357,781,748	$96,290,843
Institutional Shares of beneficial interest outstanding	45,343	30,675,456	10,057,452
Net asset value, offering price and redemption price per share (Note 1)	$11.20	$11.66	$9.57
A CLASS SHARES
Net assets applicable to A Class Shares	N/A	$41,148,548	$8,919,232
A Class Shares of beneficial interest outstanding	N/A	3,532,589	926,116
Net asset value, offering price and redemption price per share (Note 1)	N/A	$11.65	$9.63
Maximum sales charge	N/A	3.00%	3.00%
Maximum offering price per share	N/A	$12.01	$9.93
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	$12,350,665	N/A
C Class Shares of beneficial interest outstanding	N/A	1,066,065	N/A
Net asset value, offering price and redemption price per share (Note 1)	N/A	$11.59	N/A
ULTRA SHARES
Net assets applicable to Ultra Shares	$19,626,490	$95,607,692	N/A
Ultra Shares of beneficial interest outstanding	1,750,385	8,202,195	N/A
Net asset value, offering price and redemption price per share (Note 1)	$11.21	$11.66	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood
		Salient MLP
	Westwood	& Energy	Westwood
	Alternative	Infrastructure	Real Estate
	Income Fund	Fund	Income Fund
ASSETS
Investments in affiliated securities, at cost	$—	$50,094,282	$—
Investments in unaffiliated securities, at cost	152,050,071	800,431,969	252,828,055
Investments in affiliated securities, at value (Note 2 and 3)	$—	$49,959,233	$—
Investments in unaffiliated securities, at value (Note 2)	152,882,086	1,166,244,189	252,513,254
Unrealized appreciation on swap agreements	551,131	—	—
Variation margin receivable on futures contracts	10,156	—	—
Receivable for capital shares sold	58,888	372,653	102,033
Receivable for investment securities sold	—	205	—
Cash collateral for futures contracts	125,000	—	—
Dividends and interest receivable	696,075	4,886,098	265,463
Other assets	39,476	557,400	96,355
Total assets	154,362,812	1,222,019,778	252,977,105
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $—, $173,418 and $—)	—	192,914	—
Unrealized depreciation on swap agreements	2,937,973	—	—
Payable for capital shares redeemed	26,652	453,888	42,801
Due to broker for swap contracts	681,433	—	—
Payable to Adviser, net of waivers (Note 4)	124,352	858,711	134,569
Payable to administrator (Note 4)	4,827	43,050	8,475
Payable for tax expense (Note 2)	—	300,000	—
Accrued administrative servicing fees — Institutional Shares (Note 4)	17,047	166,742	13,931
Accrued administrative servicing fees — A Class Shares (Note 4)	—	64,235	13,273
Accrued administrative servicing fees — C Class Shares (Note 4)	—	5,553	3,124
Payable for distribution fees — A Class Shares (Note 4)	261	65,418	29,905
Payable for distribution fees — C Class Shares (Note 4)	3,525	34,844	3,656
Other accrued expenses	16,680	163,953	13,810
Total liabilities	3,812,750	2,349,308	263,544
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$150,550,062	$1,219,670,470	$252,713,561
NET ASSETS CONSIST OF:
Paid-in capital	$153,234,264	$1,375,645,410	$252,264,150
Accumulated earnings (deficit)	(2,684,202)	(155,974,940)	449,411
NET ASSETS	$150,550,062	$1,219,670,470	$252,713,561

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood
		Salient MLP
	Westwood	& Energy	Westwood
	Alternative	Infrastructure	Real Estate
	Income Fund	Fund	Income Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$107,663,815	$1,042,568,141	$167,801,002
Institutional Shares of beneficial interest outstanding	10,930,122	104,361,731	9,577,462
Net asset value, offering price and redemption price per share (Note 1)	$9.85	$9.99	$17.52
A CLASS SHARES
Net assets applicable to A Class Shares	$828,785	$154,843,139	$84,912,559
A Class Shares of beneficial interest outstanding	84,295	15,411,502	4,825,121
Net asset value, offering price and redemption price per share (Note 1)	$9.83	$10.05	$17.60
Maximum sales charge	3.00%	4.00%	3.00%
Maximum offering price per share	$10.13	$10.47	$18.14
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	$16,753,915	N/A
C Class Shares of beneficial interest outstanding	N/A	1,677,375	N/A
Net asset value, offering price and redemption price per share (Note 1)	N/A	$9.99	N/A
ULTRA SHARES
Net assets applicable to Ultra Shares	$42,057,462	$5,505,275	N/A
Ultra Shares of beneficial interest outstanding	4,270,296	551,152	N/A
Net asset value, offering price and redemption price per share (Note 1)	$9.85	$9.99	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood	Westwood
	Broadmark	Broadmark
	Tactical Growth	Tactical Plus
	Fund	Fund
ASSETS
Investments in unaffiliated securities:
At cost	$160,839,699	$69,382,344
At value (Note 2)	$161,805,819	$69,382,344
Variation margin receivable on futures contracts	—	123,991
Receivable for capital shares sold	179,208	—
Dividends and interest receivable	461,090	231,533
Other assets	80,569	49,655
Total assets	162,526,686	69,787,523
LIABILITIES
Variation margin payable on futures contracts	—	505,081
Payable for capital shares redeemed	28,322	—
Payable to Adviser, net of waivers (Note 4)	142,946	52,718
Payable to administrator (Note 4)	5,349	2,708
Accrued administrative servicing fees — Institutional Shares (Note 4)	7,454	3,015
Accrued administrative servicing fees — A Class Shares (Note 4)	2,404	246
Accrued administrative servicing fees — C Class Shares (Note 4)	4,113	3
Accrued administrative servicing fees — F Class Shares (Note 4)	—	6,661
Payable for distribution fees — A Class Shares (Note 4)	12,514	583
Payable for distribution fees — C Class Shares (Note 4)	5,533	2,586
Other accrued expenses	10,580	10,970
Total liabilities	219,215	584,571
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—
NET ASSETS	$162,307,471	$69,202,952
NET ASSETS CONSIST OF:
Paid-in capital	$161,881,498	$74,889,405
Accumulated earnings (deficit)	425,973	(5,686,453)
NET ASSETS	$162,307,471	$69,202,952
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$143,781,200	$33,292,973
Institutional Shares of beneficial interest outstanding	5,466,655	3,159,590
Net asset value, offering price and redemption price per share (Note 1)	$26.30	$10.54
A CLASS SHARES
Net assets applicable to A Class Shares	$15,925,405	$642,638
A Class Shares of beneficial interest outstanding	652,793	62,255
Net asset value, offering price and redemption price per share (Note 1)	$24.40	$10.32
Maximum sales charge	4.00%	3.00%
Maximum offering price per share	$25.42	$10.64
C CLASS SHARES
Net assets applicable to C Class Shares	$2,600,866	N/A
C Class Shares of beneficial interest outstanding	116,340	N/A
Net asset value, offering price and redemption price per share (Note 1)	$22.36	N/A
F CLASS SHARES
Net assets applicable to F Class Shares	N/A	$35,267,341
F Class Shares of beneficial interest outstanding	N/A	3,262,237
Net asset value, offering price and redemption price per share (Note 1)	N/A	$10.81

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

			Westwood	Westwood
	Westwood	Westwood	Quality	Quality
	Quality Value	Quality MidCap	SMidCap	SmallCap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities (net of foreign withholding tax of $3,147, $49, $607, and $—, respectively)	$1,948,419	$12,580	$502,645	$8,675,400

EXPENSES
Investment management fees (Note 4)	494,449	5,310	375,080	4,431,843
Administrative service plan fees - Institutional Shares (Note 4)	77,805	1,013	51,870	292,283
Administration fees (Note 4)	31,695	2,254	16,962	154,157
Distribution fees - A Class (Note 4)	2,584	—	—	3,867
Distribution fees - C Class (Note 4)	503	—	—	18,413
Registration and filing fees	28,508	1,860	1,114	38,536
Legal fees	8,770	87	19,302	44,851
Trustees’ fees and expenses (Note 4)	10,458	351	5,335	53,860
Audit and tax services fees	11,000	8,650	10,100	11,000
Transfer agent fees (Note 4)	9,866	5,315	5,943	18,695
Custody fees	3,384	1,388	2,399	10,783
Insurance expense	2,032	1,435	1,872	4,781
Compliance fees (Note 4)	1,892	22	924	9,701
Borrowing costs (Note 2)	8,748	—	985	18,165
Other expenses	19,416	7,288	13,416	64,985
Total expenses	711,110	34,973	505,302	5,175,920
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(77,576)	(28,650)	(112,374)	(724,179)
Net expenses	633,534	6,323	392,928	4,451,741

NET INVESTMENT INCOME	1,314,885	6,257	109,717	4,223,659

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions in unaffiliated securities	16,000,479	34,326	869,227	25,441,099
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	(22,235,362)	(186,460)	(9,208,316)	(149,159,933)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(6,234,883)	(152,134)	(8,339,089)	(123,718,834)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,919,998)	$(145,877)	$(8,229,372)	$(119,495,175)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

		Westwood
	Westwood	Income	Westwood
	Quality AllCap	Opportunity	Multi-Asset
	Fund	Fund	Income Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities (net of foreign withholding tax of $382, $5,861, and $3,398, respectively)	$184,477	$3,558,710	$485,627
Interest income (net of foreign withholding tax of $—, $27,696, and $632, respectively)	—	7,467,145	2,917,768
Total investment income	184,477	11,025,855	3,403,395

EXPENSES
Investment management fees (Note 4)	47,620	1,692,042	30,935
Administrative service plan fees - Institutional Shares (Note 4)	348	143,981	9,817
Administration fees (Note 4)	5,605	82,586	21,538
Distribution fees - A Class (Note 4)	—	54,060	10,668
Distribution fees - C Class (Note 4)	—	62,929	486
Registration and filing fees	16,812	33,140	23,344
Legal fees	934	22,998	4,500
Trustees’ fees and expenses (Note 4)	1,341	26,282	5,204
Audit and tax services fees	10,100	11,150	10,700
Transfer agent fees (Note 4)	5,410	10,219	5,939
Custody fees	1,715	7,289	7,113
Insurance expense	1,495	2,915	1,704
Compliance fees (Note 4)	198	4,745	906
Borrowing costs (Note 2)	383	2,083	433
Other expenses	10,549	53,098	22,863
Total expenses	102,510	2,209,517	156,150
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(54,158)	—	(53,437)
Affiliated management fee waived by Adviser (Note 4)	—	—	(135)
Net expenses	48,352	2,209,517	102,578

NET INVESTMENT INCOME	136,125	8,816,338	3,300,817

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions in affiliated securities (Note 3)	—	—	(11,782)
Net realized gains (losses) from investment transactions in unaffiliated securities	224,506	9,440,725	(278,247)
Net realized gains from written option contracts	—	375,735	32,006
Net realized gains (losses) from long futures contracts	—	(197,350)	17,605
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	—	—	(33,681)
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	(708,657)	(22,725,592)	(3,854,328)
Net change in unrealized appreciation (depreciation) on written option contracts	—	137,950	19,360
Net change in unrealized appreciation (depreciation) on long futures contracts	—	674,854	91,595
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(484,151)	(12,293,678)	(4,017,472)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(348,026)	$(3,477,340)	$(716,655)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

		Westwood
	Westwood	Salient MLP
	Alternative	& Energy
	Income	Infrastructure
	Fund	Fund
INVESTMENT INCOME
Distributions from master limited partnerships	$—	$17,215,783
Dividends from master limited partnership related companies (net of foreign withholding tax of $— and $681,971)	—	16,111,925
Dividend income from affiliated securities (Note 3)	—	2,783,158
Dividend income from unaffiliated securities	118,131	121,676
Interest income	1,334,088	—
Total investment income	1,452,219	36,232,542

EXPENSES
Investment management fees (Note 4)	252,595	5,614,012
Administrative service plan fees - Institutional Shares (Note 4)	64,693	489,561
Administrative service plan fees - A Class (Note 4)	—	81,790
Administrative service plan fees - C Class (Note 4)	—	8,563
Administration fees (Note 4)	26,562	240,666
Distribution fees - A Class Shares (Note 4)	753	204,478
Distribution fees - C Class Shares (Note 4)	1,123	85,630
Registration and filing fees	29,948	39,841
Legal fees	6,140	66,685
Trustees’ fees and expenses (Note 4)	6,684	60,998
Audit and tax service fees	14,250	16,150
Transfer agent fees (Note 4)	5,925	18,582
Custody fees	2,918	21,813
Insurance expense	1,766	22,970
Tax expense (Note 2)	—	59,777
Compliance fees (Note 4)	1,140	10,640
Borrowing costs (Note 2)	—	302
Other expenses	36,512	50,685
Total expenses	451,009	7,093,143
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(125,097)	—
Contractual management fee waived by Adviser (Note 4)	(13,365)	—
Affiliated management fee waived by Adviser (Note 4)	—	(236,536)
Net expenses	312,547	6,856,607

NET INVESTMENT INCOME	1,139,672	29,375,935

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

		Westwood
	Westwood	Salient MLP
	Alternative	& Energy
	Income	Infrastructure
	Fund	Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS, FUTURES, AND SWAPS
Net realized gains (losses) from investment transactions in affiliated securities (Note 3)	$—	$116,013
Net realized gains (losses) from investment transactions in unaffiliated securities	14,903,540	26,954,577
Net realized losses from foreign currency transactions	—	(11,672)
Net realized gains (losses) from written option contracts	(12,685)	891,522
Net realized losses from long futures contracts	(22,906)	—
Net realized gains from swap transactions	917,349	—
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	—	(1,602,334)
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	(9,582,030)	(9,448,302)
Net change in unrealized appreciation (depreciation) on written option contracts	38,699	(9,026)
Net change in unrealized appreciation (depreciation) on long futures contracts	2,829	—
Net change in unrealized appreciation (depreciation) on swap transactions	(3,181,971)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, OPTIONS, FUTURES, AND SWAPS	3,062,825	16,774,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,202,497	$46,150,700

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

		Westwood	Westwood
	Westwood Real	Broadmark	Broadmark
	Estate Income	Tactical Growth	Tactical Plus
	Fund	Fund	Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities	$11,559,201	$2,438,670	$1,386,690
Interest income	—	—	10,209
Total investment income	11,559,201	2,438,670	1,396,899

EXPENSES
Investment management fees (Note 4)	908,721	894,586	496,354
Administrative service plan fees - Institutional Shares (Note 4)	42,373	35,845	17,363
Administrative service plan fees - A Class (Note 4)	43,822	7,392	280
Administrative service plan fees - C Class (Note 4)	3,124	4,027	83
Administrative service plan fees - F Class (Note 4)	—	—	17,728
Administration fees (Note 4)	40,566	30,565	17,288
Distribution fees - A Class (Note 4)	109,557	20,068	701
Distribution fees - C Class (Note 4)	9,371	12,080	826
Registration and filing fees	1,746	3,706	25,253
Legal fees	13,471	8,374	7,839
Trustees’ fees and expenses (Note 4)	13,415	8,342	3,766
Audit and tax services fees	8,600	6,540	7,900
Transfer agent fees (Note 4)	14,320	7,132	5,660
Custody fees	3,375	2,230	2,463
Insurance expense	6,197	6,801	2,969
Compliance fees (Note 4)	2,500	1,495	658
Other expenses	783	590	6,727
Total expenses	1,221,941	1,049,773	613,858
Investment management fees reduced and expense reimbursements by the Advisor (Note 4)	—	—	(188,692)
Net expenses	1,221,941	1,049,773	425,166

NET INVESTMENT INCOME	10,337,260	1,388,897	971,733

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS, AND FUTURES
Net realized gains (losses) from investment transactions from unaffiliated securities	235,689	5,901,132	(2,188,762)
Net realized losses from purchased option contracts	—	—	(296,289)
Net realized losses from long futures contracts	—	—	(936,748)
Net realized losses from short futures contracts	—	—	(776,423)
Net change in unrealized appreciation (depreciation) on investment transactions from unaffiliated securities	(29,195,897)	(6,793,245)	—
Net change in unrealized appreciation (depreciation) on long futures contracts	—	—	788,145
Net change in unrealized appreciation (depreciation) on short futures contracts	—	—	(470,913)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS, OPTIONS AND FUTURES	(28,960,208)	(892,113)	(3,880,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,622,948)	$496,784	$(2,909,257)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$1,314,885	$3,151,630	$6,257	$25,456	$109,717	$2,173,132
Net realized gains on investments and foreign currency transactions	16,000,479	14,792,100	34,326	90,205	869,227	30,150,397
Net realized gains from in-kind redemptions (Note 9)	—	—	—	—	—	40,670,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(22,235,362)	24,331,317	(186,460)	331,012	(9,208,316)	(3,066,973)
Net increase (decrease) in net assets resulting from operations	(4,919,998)	42,275,047	(145,877)	446,673	(8,229,372)	69,927,276
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(15,146,057)	(7,516,536)	(107,692)	(40,833)	(892,595)	(5,558,912)
A Class Shares	(141,255)	(47,334)	N/A	N/A	N/A	N/A
C Class Shares	(11,340)	(3,816)	N/A	N/A	N/A	N/A
Ultra Shares	(83)	(39)	N/A	N/A	(438,530)	(3,896,906)
Total distributions	(15,298,735)	(7,567,725)	(107,692)	(40,833)	(1,331,125)	(9,455,818)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	4,421,812	7,156,002	1,876	49,183	3,440,459	20,017,079
Reinvestment of dividends	8,250,849	4,570,154	107,692	40,833	880,521	5,545,018
Redeemed	(27,986,120)	(19,151,019)	(246,586)	(30,694)	(11,269,879)	(156,295,124)
Net increase (decrease) from Institutional Shares capital share transactions	(15,313,459)	(7,424,863)	(137,018)	59,322	(6,948,899)	(130,733,027)
A Class Shares
Issued	111,612	724,091	N/A	N/A	N/A	N/A
Shares exchanged from C Class Shares	182,320	—	N/A	N/A	N/A	N/A
Reinvestment of dividends	141,254	47,333	N/A	N/A	N/A	N/A
Redeemed	(281,155)	(103,273)	N/A	N/A	N/A	N/A
Net increase from A Class Shares capital share transactions	154,031	668,151	N/A	N/A	N/A	N/A
C Class Shares
Issued	—	52,686	N/A	N/A	N/A	N/A
Reinvestment of dividends	11,340	3,815	N/A	N/A	N/A	N/A
Redeemed	(248)	(31,506)	N/A	N/A	N/A	N/A
Shares exchanged to A Class Shares	(182,320)	—	N/A	N/A	N/A	N/A
Net increase (decrease) from C Class Shares capital share transactions	(171,228)	24,995	N/A	N/A	N/A	N/A

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024
Ultra Shares
Issued	$—	$—	N/A	N/A	$660,098	$8,515,742
Reinvestment of dividends	83	39	N/A	N/A	438,530	3,896,907
Redeemed	—	—	N/A	N/A	(1,269,072)	(120,376,338)
Net increase (decrease) from Ultra Shares capital share transactions	83	39	N/A	N/A	(170,444)	(107,963,689)
Net increase (decrease) in net assets from capital share transactions	(15,330,573)	(6,731,678)	(137,018)	59,322	(7,119,343)	(238,696,716)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,549,306)	27,975,644	(390,587)	465,162	(16,679,840)	(178,225,258)
NET ASSETS
Beginning of period	213,198,404	185,222,760	1,991,483	1,526,321	104,235,884	282,461,142
End of period	$177,649,098	$213,198,404	$1,600,896	$1,991,483	$87,556,044	$104,235,884

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	297,835	530,331	164	4,545	214,059	1,363,803
Issued in reinvestment of dividends to shareholders	589,443	350,332	9,227	3,852	55,800	391,001
Redeemed	(1,992,593)	(1,389,271)	(22,231)	(2,907)	(715,567)	(10,126,998)
Net increase (decrease) in shares outstanding	(1,105,315)	(508,608)	(12,840)	5,490	(445,708)	(8,372,194)
Shares outstanding at beginning of period	14,481,996	14,990,604	164,029	158,539	4,660,998	13,033,192
Shares outstanding at end of period	13,376,681	14,481,996	151,189	164,029	4,215,290	4,660,998

A Class Shares
Sold	7,996	51,018	N/A	N/A	N/A	N/A
Shares issued in connection with exchange of C Class Shares	12,872	—	N/A	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	10,028	3,607	N/A	N/A	N/A	N/A
Redeemed	(19,855)	(7,370)	N/A	N/A	N/A	N/A
Net increase in shares outstanding	11,041	47,255	N/A	N/A	N/A	N/A
Shares outstanding at beginning of period	146,042	98,787	N/A	N/A	N/A	N/A
Shares outstanding at end of period	157,083	146,042	N/A	N/A	N/A	N/A

C Class Shares
Sold	—	4,010	N/A	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	827	299	N/A	N/A	N/A	N/A
Redeemed	(18)	(2,392)	N/A	N/A	N/A	N/A
Shares exchanged for A Class Shares	(13,207)	—	N/A	N/A	N/A	N/A
Net increase (decrease) in shares outstanding	(12,398)	1,917	N/A	N/A	N/A	N/A
Shares outstanding at beginning of period	12,398	10,481	N/A	N/A	N/A	N/A
Shares outstanding at end of period	—	12,398	N/A	N/A	N/A	N/A

Ultra Shares
Sold	—	—	N/A	N/A	41,167	567,320
Issued in reinvestment of dividends to shareholders	6	3	N/A	N/A	27,843	274,415
Redeemed	—	—	N/A	N/A	(80,103)	(7,960,374)
Net increase (decrease) in shares outstanding	6	3	N/A	N/A	(11,093)	(7,118,639)
Shares outstanding at beginning of period	79	76	N/A	N/A	1,776,284	8,894,923
Shares outstanding at end of period	85	79	N/A	N/A	1,765,191	1,776,284

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality
	SmallCap Fund		AllCap Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$4,223,659	$12,116,371	$136,125	$336,534
Net realized gains on investments and foreign currency transactions	25,441,099	73,539,695	224,506	924,834
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(149,159,933)	153,638,732	(708,657)	3,531,197
Net increase (decrease) in net assets resulting from operations	(119,495,175)	239,294,798	(348,026)	4,792,565
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(27,260,186)	(19,668,695)	(27,525)	(7,343)
A Class Shares	(185,558)	(91,955)	N/A	N/A
C Class Shares	(155,936)	(54,222)	N/A	N/A
Ultra Shares	(38,579,598)	(27,901,992)	(1,120,857)	(755,489)
Total distributions	(66,181,278)	(47,716,864)	(1,148,382)	(762,832)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	37,205,471	103,683,222	9,950	294,950
Reinvestment of dividends	25,567,708	18,554,793	27,525	7,343
Redeemed	(82,671,549)	(174,839,553)	(53,541)	(1,807)
Net increase (decrease) from Institutional Shares capital share transactions	(19,898,370)	(52,601,538)	(16,066)	300,486
A Class Shares
Issued	509,921	1,568,260	N/A	N/A
Reinvestment of dividends	182,922	90,168	N/A	N/A
Redeemed	(742,129)	(1,006,292)	N/A	N/A
Net increase (decrease) from A Class Shares capital share transactions	(49,286)	652,136	N/A	N/A
C Class Shares
Issued	2,275,528	1,784,217	N/A	N/A
Reinvestment of dividends	155,622	53,520	N/A	N/A
Proceeds from redemption fees	—	57	N/A	N/A
Redeemed	(302,286)	(406,832)	N/A	N/A
Net increase from C Class Shares capital share transactions	2,128,864	1,430,962	N/A	N/A
Ultra Shares
Issued	32,457,658	127,543,686	10,761	88,473
Reinvestment of dividends	34,250,323	26,372,777	1,120,857	755,489
Redeemed	(60,459,090)	(234,574,289)	(2,020,754)	(2,988,530)
Net increase (decrease) from Ultra Shares capital share transactions	6,248,891	(80,657,826)	(889,136)	(2,144,568)
Net decrease in net assets from capital share transactions	(11,569,901)	(131,176,266)	(905,202)	(1,844,082)
TOTAL INCREASE (DECREASE) INCREASE IN NET ASSETS	(197,246,354)	60,401,668	(2,401,610)	2,185,651
NET ASSETS
Beginning of period	1,099,507,855	1,039,106,187	22,535,981	20,350,330
End of period	$902,261,501	$1,099,507,855	$20,134,371	$22,535,981

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality
	SmallCap Fund		AllCap Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	1,867,246	5,111,017	869	26,435
Issued in reinvestment of dividends to shareholders	1,189,913	937,383	2,358	688
Redeemed	(4,134,381)	(8,407,338)	(4,534)	(169)
Net increase (decrease) in shares outstanding	(1,077,222)	(2,358,938)	(1,307)	26,954
Shares outstanding at beginning of period	21,330,954	23,689,892	46,650	19,696
Shares outstanding at end of period	20,253,732	21,330,954	45,343	46,650

A Class Shares
Sold	25,874	76,469	N/A	N/A
Issued in reinvestment of dividends to shareholders	8,534	4,587	N/A	N/A
Redeemed	(36,465)	(49,697)	N/A	N/A
Net increase (decrease) in shares outstanding	(2,057)	31,359	N/A	N/A
Shares outstanding at beginning of period	151,534	120,175	N/A	N/A
Shares outstanding at end of period	149,477	151,534	N/A	N/A

C Class Shares
Sold	114,131	89,247	N/A	N/A
Issued in reinvestment of dividends to shareholders	7,353	2,757	N/A	N/A
Redeemed	(16,600)	(20,046)	N/A	N/A
Net increase in shares outstanding	104,884	71,958	N/A	N/A
Shares outstanding at beginning of period	129,748	57,790	N/A	N/A
Shares outstanding at end of period	234,632	129,748	N/A	N/A

Ultra Shares
Sold	1,575,287	6,244,418	855	8,087
Issued in reinvestment of dividends to shareholders	1,593,615	1,329,195	95,878	70,819
Redeemed	(2,897,842)	(11,351,350)	(172,053)	(264,765)
Net increase (decrease) in shares outstanding	271,060	(3,777,737)	(75,320)	(185,859)
Shares outstanding at beginning of period	29,856,538	33,634,275	1,825,705	2,011,564
Shares outstanding at end of period	30,127,598	29,856,538	1,750,385	1,825,705

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$8,816,338	$18,271,582	$3,300,817	$5,716,773	$1,139,672	$2,613,946
Net realized gains (losses) on investments, futures, purchased options, written options, swap agreements and foreign currency transactions	9,619,110	14,402,810	(240,418)	(2,185,281)	15,785,298	(3,490,284)
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, swap agreements and foreign currency translations	(21,912,788)	61,642,644	(3,777,054)	13,538,318	(12,722,473)	12,046,098
Net increase in net assets resulting from operations	(3,477,340)	94,317,036	(716,655)	17,069,810	4,202,497	11,169,760
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(7,935,375)	(14,315,602)	(2,939,697)	(5,190,565)	(1,210,430)	(631,694)
A Class Shares	(902,833)	(1,638,250)	(256,449)	(445,751)	(7,430)	(1,484)
C Class Shares	(216,089)	(367,521)	(2,304)	(8,093)	(1,431)	(2,414)
Ultra Shares	(2,137,760)	(2,844,706)	N/A	N/A	(438,860)	(236,854)
From return of capital
Institutional Shares	—	(2,747,330)	—	—	—	(2,229,470)
A Class Shares	—	(314,399)	—	—	—	(5,237)
C Class Shares	—	(70,531)	—	—	—	(8,521)
Ultra Shares	—	(545,932)	N/A	N/A	—	(835,944)
Total distributions	(11,192,057)	(22,844,271)	(3,198,450)	(5,644,409)	(1,658,151)	(3,951,618)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	25,459,701	54,246,666	17,953,424	12,126,618	24,477,141	34,420,579
Reinvestment of dividends	7,768,740	16,679,788	2,881,815	5,088,025	1,210,289	2,860,830
Proceeds from redemption fees	—	—	—	—	311	98
Redeemed	(34,003,905)	(147,921,947)	(9,189,470)	(33,308,391)	(14,644,469)	(34,375,735)
Net increase (decrease) from Institutional Shares capital share transactions	(775,464)	(76,995,493)	11,645,769	(16,093,748)	11,043,272	2,905,772
A Class Shares
Issued	3,330,085	5,638,892	1,000,121	680,201	13,208	421,791
Shares exchanged from C Class Shares	—	—	211,253	—	386,849	—
Reinvestment of dividends	891,564	1,928,395	208,834	375,643	7,430	6,721
Proceeds from redemption fees	—	—	—	—	—	—
Redeemed	(5,511,634)	(14,445,761)	(421,337)	(791,103)	(53,415)	(8,725)
Net increase (decrease) from A Class Shares capital share transactions	(1,289,985)	(6,878,474)	998,871	264,741	354,072	419,787
C Class Shares
Issued	857,952	1,699,798	129,414	—	—	15,928
Reinvestment of dividends	216,064	437,952	2,304	8,093	1,431	10,935
Redeemed	(921,587)	(2,869,801)	(970)	(147,540)	(57,547)	(57,173)
Shares exchanged to A Class Shares	—	—	(211,253)	—	(386,849)	—
Net increase (decrease) from C Class Shares capital share transactions	152,429	(732,051)	(80,505)	(139,447)	(442,965)	(30,310)

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024
Ultra Shares
Issued	$—	$22,024,494	N/A	N/A	$15,972,301	$3,029,294
Reinvestment of dividends	2,137,760	3,390,638	N/A	N/A	438,860	1,072,798
Proceeds from redemption fees	—	—	N/A	N/A	—	—
Redeemed	—	(77,160)	N/A	N/A	(2,744,558)	(32,700,046)
Net increase (decrease) from Ultra Shares capital share transactions	2,137,760	25,337,972	N/A	N/A	13,666,603	(28,597,954)
Net increase (decrease) in net assets from capital share transactions	224,740	(59,268,046)	12,564,135	(15,968,454)	24,620,982	(25,302,705)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,444,657)	12,204,719	8,649,030	(4,543,053)	27,165,328	(18,084,563)

NET ASSETS
Beginning of period	521,333,310	509,128,591	96,561,045	101,104,098	123,384,734	141,469,297
End of period	$506,888,653	$521,333,310	$105,210,075	$96,561,045	$150,550,062	$123,384,734

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	2,112,872	4,673,569	1,802,897	1,242,224	2,510,652	3,630,305
Issued in reinvestment of dividends to shareholders	652,029	1,421,693	291,104	527,373	124,459	302,758
Redeemed	(2,825,814)	(12,795,020)	(921,754)	(3,488,694)	(1,503,516)	(3,642,815)
Net increase (decrease) in shares outstanding	(60,913)	(6,699,758)	1,172,247	(1,719,097)	1,131,595	290,248
Shares outstanding at beginning of period	30,736,369	37,436,127	8,885,205	10,604,302	9,798,527	9,508,279
Shares outstanding at end of period	30,675,456	30,736,369	10,057,452	8,885,205	10,930,122	9,798,527

A Class Shares
Sold	273,142	491,049	99,767	69,623	1,349	44,515
Shares issued in connection with exchange of C Class Shares	—	—	20,932	—	39,681	—
Issued in reinvestment of dividends to shareholders	74,922	164,489	20,964	38,700	764	708
Redeemed	(461,896)	(1,249,840)	(41,770)	(80,091)	(5,494)	(922)
Net increase (decrease) in shares outstanding	(113,832)	(594,302)	99,893	28,232	36,300	44,301
Shares outstanding at beginning of period	3,646,421	4,240,723	826,223	797,991	47,995	3,694
Shares outstanding at end of period	3,532,589	3,646,421	926,116	826,223	84,295	47,995

C Class Shares
Sold	71,280	147,061	12,814	—	—	1,698
Issued in reinvestment of dividends to shareholders	18,243	37,502	228	838	148	1,157
Redeemed	(76,531)	(249,494)	(96)	(15,215)	(5,926)	(6,014)
Shares exchanged for A Class Shares	—	—	(20,858)	—	(39,629)	—
Net increase (decrease) in shares outstanding	12,992	(64,931)	(7,912)	(14,377)	(45,407)	(3,159)
Shares outstanding at beginning of period	1,053,073	1,118,004	7,912	22,289	45,407	48,566
Shares outstanding at end of period	1,066,065	1,053,073	—	7,912	—	45,407

Ultra Shares
Sold	—	1,858,673	N/A	N/A	1,631,703	319,184
Issued in reinvestment of dividends to shareholders	179,579	288,053	N/A	N/A	45,075	113,613
Redeemed	—	(6,759)	N/A	N/A	(282,368)	(3,494,832)
Net increase (decrease) in shares outstanding	179,579	2,139,967	N/A	N/A	1,394,410	(3,062,035)
Shares outstanding at beginning of period	8,022,616	5,882,649	N/A	N/A	2,875,886	5,937,921
Shares outstanding at end of period	8,202,195	8,022,616	N/A	N/A	4,270,296	2,875,886

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy			Westwood Real Estate
	Infrastructure Fund			Income Fund
	Six Months			Six Months
	Ended	Ten Months		Ended
	April 30,	Ended	Year Ended	April 30,	Year Ended
	2025	October 31,	December 31,	2025	October 31,
	(Unaudited)	2024(1)	2023	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$29,375,935	$11,865,047	$11,849,671	$10,337,260	$6,379,968
Net realized gains (losses) on investments, purchased options, and written options and foreign currency transactions	27,950,440	152,016,619	82,832,371	235,689	12,482,337
Net change in unrealized appreciation (depreciation) on investments, purchased options, and written options and foreign currency translations	(11,059,662)	99,916,042	21,715,338	(29,195,897)	41,116,199
Net increase (decrease) in net assets resulting from operations	46,266,713	263,797,708	116,397,380	(18,622,948)	59,978,504
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(23,485,442)	(33,180,127)	(27,341,988)	(6,509,259)	(11,575,870)
A Class Shares	(3,394,782)	(5,204,696)	(4,936,471)	(3,197,000)	(6,662,836)
C Class Shares	(290,902)	(459,392)	(460,833)	(80,827)	(348,719)
Ultra Shares	(128,963)	(193,623)	(847,726)	N/A	N/A
From return of capital
Institutional Shares	—	—	(16,281,710)	—	—
A Class Shares	—	—	(2,957,920)	—	—
C Class Shares	—	—	(277,766)	—	—
Ultra Shares	—	—	(488,726)	N/A	N/A
Total distributions	(27,300,089)	(39,037,838)	(53,593,140)	(9,787,086)	(18,587,425)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	133,666,410	123,526,743	119,568,014	23,317,386	48,683,696
Reinvestment of dividends	21,020,655	29,953,122	38,786,838	6,503,506	11,562,313
Redeemed	(100,159,123)	(110,022,101)	(250,245,155)	(21,407,221)	(46,537,152)
Net increase (decrease) from Institutional Shares capital share transactions	54,527,942	43,457,764	(91,890,303)	8,413,671	13,708,857
A Class Shares
Issued	9,944,736	12,910,727	7,283,399	8,673,742	5,974,199
Shares exchanged from C Class Shares	—	—	—	4,368,115	—
Reinvestment of dividends	3,193,939	4,967,732	7,558,882	2,817,987	5,757,609
Redeemed	(16,051,260)	(28,790,959)	(40,811,580)	(16,189,764)	(28,372,262)
Net decrease from A Class Shares capital share transactions	(2,912,585)	(10,912,500)	(25,969,299)	(329,920)	(16,640,454)
C Class Shares
Issued	3,065,566	3,365,690	361,392	256,353	1,165,400
Reinvestment of dividends	288,230	455,306	726,366	78,486	331,566
Redeemed	(2,312,183)	(5,278,700)	(4,082,510)	(164,529)	(3,188,237)
Shares exchanged to A Class Shares	—	—	—	(4,368,115)	—
Net increase (decrease) from C Class Shares capital share transactions	1,041,613	(1,457,704)	(2,994,752)	(4,197,805)	(1,691,271)

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy			Westwood Real Estate
	Infrastructure Fund			Income Fund
	Six Months			Six Months
	Ended	Ten Months		Ended
	April 30,	Ended	Year Ended	April 30,	Year Ended
	2025	October 31,	December 31,	2025	October 31,
	(Unaudited)	2024(1)	2023	(Unaudited)	2024
Ultra Shares
Issued	$19,189	$14,007	$53,597	N/A	N/A
Reinvestment of dividends	7,768	11,882	595,134	N/A	N/A
Redeemed	(36,677)	(54,815)	(27,961,154)	N/A	N/A
Net decrease from C Class Shares capital share transactions	(9,720)	(28,926)	(27,312,423)	N/A	N/A
Net increase (decrease) in net assets from capital share transactions	52,647,250	31,058,634	(148,166,777)	3,885,946	(4,622,868)
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,613,874	255,818,504	(85,362,537)	(24,524,088)	36,768,211
NET ASSETS
Beginning of period	1,148,056,596	892,238,092	977,600,629	277,237,649	240,469,438
End of period	$1,219,670,470	$1,148,056,596	$892,238,092	$252,713,561	$277,237,649

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy			Westwood Real Estate
	Infrastructure Fund			Income Fund
	Six Months			Six Months
	Ended	Ten Months		Ended
	April 30,	Ended	Year Ended	April 30,	Year Ended
	2025	October 31,	December 31,	2025	October 31,
	(Unaudited)	2024(1)	2023	(Unaudited)	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	12,690,575	14,088,500	15,987,827	1,262,435	2,615,219
Issued in reinvestment of dividends to shareholders	2,000,874	3,470,697	5,260,813	358,890	622,745
Redeemed	(9,584,532)	(12,702,215)	(33,706,817)	(1,155,353)	(2,510,717)
Net increase (decrease) in shares outstanding	5,106,917	4,856,982	(12,458,177)	465,972	727,247
Shares outstanding at beginning of period	99,254,814	94,397,832	106,856,009	9,111,490	8,384,243
Shares outstanding at end of period	104,361,731	99,254,814	94,397,832	9,577,462	9,111,490

A Class Shares
Sold	950,885	1,434,937	967,455	237,718	322,610
Issued in reinvestment of dividends to shareholders	302,393	574,680	1,018,471	154,760	309,331
Redeemed	(1,535,933)	(3,393,716)	(5,538,192)	(638,875)	(1,520,068)
Shares issued in connection with exchange of C Class Shares	—	—	—	236,896	—
Net decrease in shares outstanding	(282,655)	(1,384,099)	(3,552,266)	(9,501)	(888,127)
Shares outstanding at beginning of period	15,694,157	17,078,256	20,630,522	4,834,622	5,722,749
Shares outstanding at end of period	15,411,502	15,694,157	17,078,256	4,825,121	4,834,622

C Class Shares
Sold	291,595	377,740	47,319	13,818	65,366
Issued in reinvestment of dividends to shareholders	27,378	52,822	98,343	4,422	18,563
Redeemed	(223,377)	(600,366)	(543,165)	(9,021)	(177,323)
Shares exchanged for A Class Shares	—	—	—	(246,658)	—
Net increase (decrease) in shares outstanding	95,596	(169,804)	(397,503)	(237,439)	(93,394)
Shares outstanding at beginning of period	1,581,779	1,751,583	2,149,086	237,439	330,833
Shares outstanding at end of period	1,677,375	1,581,779	1,751,583	—	237,439

Ultra Shares
Sold	1,814	1,606	7,111	N/A	N/A
Issued in reinvestment of dividends to shareholders	740	1,380	80,958	N/A	N/A
Redeemed	(3,692)	(2,950)	(3,741,953)	N/A	N/A
Net increase (decrease) in shares outstanding	(1,138)	36	(3,653,884)	N/A	N/A
Shares outstanding at beginning of period	552,290	552,254	4,206,138	N/A	N/A
Shares outstanding at end of period	551,152	552,290	552,254	N/A	N/A

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark		Westwood Broadmark
	Tactical Growth Fund		Tactical Plus Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS
Net investment income (loss)	$1,388,897	$4,470,493	$971,733	$2,665,102
Net realized gains (losses) from investments, futures and foreign currency transactions	5,901,132	(3,271,065)	(4,198,222)	(620,321)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(6,793,245)	10,476,988	317,232	(1,719,724)
Net increase (decrease) in net assets resulting from operations	496,784	11,676,416	(2,909,257)	325,057
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(4,353,625)	(7,979,746)	(1,235,356)	(1,440,029)
A Class Shares	(467,725)	(751,357)	(15,215)	(23,687)
C Class Shares	(83,825)	(173,655)	(7,145)	(11,420)
F Class Shares	N/A	N/A	(1,313,012)	(1,638,589)
Total distributions	(4,905,175)	(8,904,758)	(2,570,728)	(3,113,725)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	18,012,788	35,410,257	3,094,572	5,873,899
Reinvestment of dividends	4,347,637	7,964,224	1,235,356	1,440,028
Redeemed	(18,940,108)	(117,097,899)	(3,538,460)	(7,011,056)
Net increase (decrease) from Institutional Shares capital share transactions	3,420,317	(73,723,418)	791,468	302,871
A Class Shares
Issued	1,746,953	2,219,487	485	29,423
Shares exchanged from C Class Shares	—	—	275,596	—
Reinvestment of dividends	459,737	729,546	15,215	23,687
Redeemed	(2,004,155)	(7,599,131)	(106,228)	(142,864)
Net increase (decrease) from A Class Shares capital share transactions	202,535	(4,650,098)	185,068	(89,754)
C Class Shares
Issued	40,318	751,331	21	88,015
Reinvestment of dividends	83,825	172,002	7,145	11,420
Redeemed	(893,411)	(3,774,527)	(62,690)	(155,299)
Shares exchanged to A Class Shares	—	—	(275,596)	—
Net decrease from C Class Shares capital share transactions	(769,268)	(2,851,194)	(331,120)	(55,864)
F Class Shares
Issued	N/A	N/A	2,722,767	2,472,567
Reinvestment of dividends	N/A	N/A	1,313,012	1,638,589
Redeemed	N/A	N/A	(1,645,983)	(7,221,927)
Net increase (decrease) from F Class Shares capital share transactions	N/A	N/A	2,389,796	(3,110,771)
Net increase (decrease) in net assets from capital share transactions	2,853,584	(81,224,710)	3,035,212	(2,953,518)
TOTAL DECREASE IN NET ASSETS	(1,554,807)	(78,453,052)	(2,444,773)	(5,742,186)
NET ASSETS
Beginning of period	163,862,278	242,315,330	71,647,725	77,389,911
End of period	$162,307,471	$163,862,278	$69,202,952	$71,647,725

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark		Westwood Broadmark
	Tactical Growth Fund		Tactical Plus Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2025	October 31,	2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	674,777	1,355,988	279,107	516,528
Issued in reinvestment of dividends to shareholders	163,938	308,306	111,595	128,141
Redeemed	(707,593)	(4,492,502)	(320,030)	(616,248)
Net increase (decrease) in shares outstanding	131,122	(2,828,208)	70,672	28,421
Shares outstanding at beginning of period	5,335,533	8,163,741	3,088,918	3,060,497
Shares outstanding at end of period	5,466,655	5,335,533	3,159,590	3,088,918

A Class Shares
Sold	69,748	90,584	41	2,618
Shares issued in connection with exchange of C Class Shares	—	—	25,342	—
Issued in reinvestment of dividends to shareholders	18,673	30,349	1,402	2,148
Redeemed	(79,276)	(313,722)	(9,732)	(12,843)
Net increase (decrease) in shares outstanding	9,145	(192,789)	17,053	(8,077)
Shares outstanding at beginning of period	643,648	836,437	45,202	53,279
Shares outstanding at end of period	652,793	643,648	62,255	45,202

C Class Shares
Sold	1,729	33,535	—	8,565
Issued in reinvestment of dividends to shareholders	3,708	7,801	706	1,110
Redeemed	(39,323)	(168,977)	(5,954)	(14,933)
Shares exchanged for A Class Shares	—	—	(27,194)	—
Net decrease in shares outstanding	(33,886)	(127,641)	(32,442)	(5,258)
Shares outstanding at beginning of period	150,226	277,867	32,442	37,700
Shares outstanding at end of period	116,340	150,226	—	32,442

F Class Shares
Sold	N/A	N/A	242,651	210,414
Issued in reinvestment of dividends to shareholders	N/A	N/A	115,684	142,387
Redeemed	N/A	N/A	(144,455)	(620,664)
Net increase (decrease) in shares outstanding	N/A	N/A	213,880	(267,863)
Shares outstanding at beginning of period	N/A	N/A	3,048,357	3,316,220
Shares outstanding at end of period	N/A	N/A	3,262,237	3,048,357

(1)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality Value Fund (1)

	Six Months Ended
Westwood Quality Value Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$14.56		$12.27	$12.52	$15.46	$11.80	$13.16
Net investment income (a)	0.09		0.21	0.19	0.18	0.13	0.20
Net realized and unrealized gains (losses) on investments	(0.49)		2.58	(0.25)	(0.74)	4.28	(0.95)
Total from investment operations	(0.40)		2.79	(0.06)	(0.56)	4.41	(0.75)
Less distributions from:
Net investment income	(0.19)		(0.23)	(0.19)	(0.10)	(0.17)	(0.21)
Net realized gains	(0.84)		(0.27)	—	(2.28)	(0.58)	(0.40)
Total distributions	(1.03)		(0.50)	(0.19)	(2.38)	(0.75)	(0.61)
Net asset value at end of period	$13.13		$14.56	$12.27	$12.52	$15.46	$11.80
Total return (b)	(3.11	%) (c)	23.22%	(0.51%)	(4.37%)	38.80%	(6.11%)
Net assets at end of period (in 000s)	$175,573		$210,883	$183,878	$249,760	$206,730	$172,349
Ratio of net expenses to average net assets (d)	0.64	% (e)(f)	0.62%	0.64%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.72	% (e)(f)	0.69%	0.70%	0.69%	0.76%	0.77%
Ratio of net investment income to average net assets (d)	1.33	% (e)	1.52%	1.52%	1.38%	0.91%	1.66%
Portfolio turnover rate (g)	34	% (c)	42%	57%	77%	72%	52%

	Six Months Ended
Westwood Quality Value Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$14.64		$12.33	$12.58	$15.53	$11.84	$13.20
Net investment income (a)	0.07		0.18	0.17	0.15	0.08	0.18
Net realized and unrealized gains (losses) on investments	(0.49)		2.61	(0.26)	(0.75)	4.31	(0.96)
Total from investment operations	(0.42)		2.79	(0.09)	(0.60)	4.39	(0.78)
Less distributions from:
Net investment income	(0.17)		(0.21)	(0.16)	(0.07)	(0.12)	(0.18)
Net realized gains	(0.84)		(0.27)	—	(2.28)	(0.58)	(0.40)
Total distributions	(1.01)		(0.48)	(0.16)	(2.35)	(0.70)	(0.58)
Net asset value at end of period	$13.21		$14.64	$12.33	$12.58	$15.53	$11.84
Total return (b)	(3.24	%) (c)	23.07%	(0.75%)	(4.64%)	38.46%	(6.32%)
Net assets at end of period (in 000s)	$2,075		$2,138	$1,218	$1,402	$858	$2,143
Ratio of net expenses to average net assets (d)	0.81	% (e)(f)	0.80%	0.82%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets	0.89	% (e)(f)	0.87%	0.88%	0.94%	1.01%	1.00%
Ratio of net investment income to average net assets (d)	1.16	% (e)	1.32%	1.35%	1.15%	0.58%	1.43%
Portfolio turnover rate (g)	34	% (c)	42%	57%	77%	72%	52%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01% of borrowing costs (Note 2).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality Value Fund (1) (Continued)

	Six Months Ended
	April 30, 2025		Year Ended	Period Ended
Westwood Quality Value Fund - Ultra Shares	(Unaudited)		October 31, 2024	October 31, 2023 (a)
Net asset value at beginning of period	$14.53		$12.26	$13.30
Net investment income (b)	0.08		0.20	0.17
Net realized and unrealized gains (losses) on investments	(0.49)		2.58	(1.02)
Total from investment operations	(0.41)		2.78	(0.85)
Less distributions from:
Net investment income	(0.20)		(0.24)	(0.19)
Net realized gains	(0.84)		(0.27)	—
Total distributions	(1.04)		(0.51)	(0.19)
Net asset value at end of period	$13.08		$14.53	$12.26
Total return (c)	(3.20	%) (d)	23.17%	(6.42	)% (d)
Net assets at end of period (in 000s)	$1		$1	$1
Ratio of net expenses to average net assets (e)	0.56	% (f)(g)	0.55%	0.55	% (f)
Ratio of gross expenses to average net assets	0.64	% (f)(g)	0.62%	0.82	% (f)
Ratio of net investment income to average net assets (e)	1.22	% (f)	1.45%	1.46	% (f)
Portfolio turnover rate (h)	34	% (d)	42%	57	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Includes 0.02% of borrowing costs (Note 2).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality MidCap Fund

	Six Months Ended
	April 30, 2025		Year Ended	Year Ended	Period Ended
Westwood Quality MidCap Fund - Institutional Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022(a)
Net asset value at beginning of period	$12.14		$9.63	$9.64	$10.00
Net investment income (b)	0.04		0.16	0.14	0.11
Net realized and unrealized gains (losses) on investments	(0.94)		2.61	(0.01)	(0.47)
Total from investment operations	(0.90)		2.77	0.13	(0.36)
Less distributions from:
Net investment income	(0.13)		(0.13)	(0.14)	—
Net realized gains	(0.52)		(0.13)	—	—
Total distributions	(0.65)		(0.26)	(0.14)	—
Net asset value at end of period	$10.59		$12.14	$9.63	$9.64
Total return (c)	(7.83	)% (d)	29.09%	1.29%	(3.60	)% (d)
Net assets at end of period (in 000s)	$1,601		$1,991	$1,526	$530
Ratio of net expenses to average net assets (e)	0.69	% (f)	0.69%	0.62%	0.58	% (f)(g)
Ratio of gross expenses to average net assets	3.82	% (f)	3.41%	5.79%	20.06	% (f)
Ratio of net investment income to average net assets (e)	0.68	% (f)	1.39%	1.43%	1.21	% (f)
Portfolio turnover rate	32	% (d)	56%	72%	96	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (November 30, 2021) through October 31, 2022.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ending October 31, 2022.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality SMidCap Fund (1)

	Six Months Ended
Westwood Quality SMidCap Fund -	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$16.19		$12.88		$12.89	$16.62	$11.97	$14.21
Net investment income (a)	0.01		0.13		0.13	0.08	0.15	0.11
Net realized and unrealized gains (losses) on investments	(1.36)		3.60		0.05	(1.45)	4.89	(0.75)
Total from investment operations	(1.35)		3.73		0.18	(1.37)	5.04	(0.64)
Less distributions from:
Net investment income	(0.19)		(0.14)		(0.09)	(0.11)	(0.13)	(0.11)
Net realized gains	—		(0.28)		(0.10)	(2.25)	(0.26)	(1.49)
Total distributions	(0.19)		(0.42)		(0.19)	(2.36)	(0.39)	(1.60)
Net asset value at end of period	$14.65		$16.19		$12.88	$12.89	$16.62	$11.97
Total return (b)	(8.41	%) (c)	29.49%		1.42%	(9.64%)	42.85%	(5.39%)
Net assets at end of period (in 000s)	$61,744		$75,453		$167,877	$201,586	$237,479	$164,350
Ratio of net expenses to average net assets (d)	0.83	% (e)	0.90	% (e)(g)	0.86%	0.87%	0.88%	0.88%
Ratio of gross expenses to average net assets	1.05	% (e)	1.07	% (e)(g)	1.01%	1.02%	1.10%	1.05%
Ratio of net investment income to average net assets (d)	0.18	% (e)	0.90%		0.96%	0.62%	0.99%	0.90%
Portfolio turnover rate (f)	31	% (c)	73	% (i)	87%	104%	106%	69%

	Six Months Ended
Westwood Quality SMidCap Fund -	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
Ultra Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (h)
Net asset value at beginning of period	$16.20		$12.88		$12.90	$16.62	$11.96	$11.44
Net investment income (a)	0.02		0.16		0.15	0.11	0.16	—
Net realized and unrealized gains (losses) on investments	(1.36)		3.60		0.04	(1.44)	4.91	0.52
Total from investment operations	(1.34)		3.76		0.19	(1.33)	5.07	0.52
Less distributions from:
Net investment income	(0.24)		(0.16)		(0.11)	(0.14)	(0.15)	—
Net realized gains	—		(0.28)		(0.10)	(2.25)	(0.26)	—
Total distributions	(0.24)		(0.44)		(0.21)	(2.39)	(0.41)	—
Net asset value at end of period	$14.62		$16.20		$12.88	$12.90	$16.62	$11.96
Total return (b)	(8.35	%) (c)	29.77%		1.54%	(9.41%)	43.19%	4.55	% (c)
Net assets at end of period (in 000s)	$25,812		$28,783		$114,584	$88,909	$100,933	$2,072
Ratio of net expenses to average net assets (d)	0.68	% (e)	0.70	% (e)(g)	0.68%	0.68%	0.68%	0.70	% (e)
Ratio of gross expenses to average net assets	0.90	% (e)	0.87	% (e)(g)	0.83%	0.83%	0.90%	1.02	% (e)
Ratio of net investment income to average net assets (d)	0.31	% (e)	1.08%		1.12%	0.80%	1.00%	0.08	% (e)
Portfolio turnover rate (f)	31	% (c)	73	% (i)	87%	104%	106%	69	% (c)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(g)	Includes 0.02% of borrowing costs (Note 2).

(h)	Represents the period from the commencement of operations (July 31, 2020) through October 31, 2020.

(i)	Excludes in kind transactions (Note 9).

(1)	Effective March 1, 2021, Westwood SMIDCap Fund was renamed as Westwood Quality SMIDCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality SmallCap Fund (1)

	Six Months Ended
Westwood Quality SmallCap Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$21.35		$18.06	$18.88	$21.99	$14.46	$16.97
Net investment income (a)	0.07		0.20	0.27	0.18	0.18	0.12
Net realized and unrealized gains (losses) on investments	(2.36)		3.92	(0.42)	(2.28)	7.47	(2.45)
Total from investment operations	(2.29)		4.12	(0.15)	(2.10)	7.65	(2.33)
Less distributions from:
Net investment income	(0.18)		(0.28)	(0.19)	(0.20)	(0.12)	(0.12)
Net realized gains	(1.11)		(0.55)	(0.48)	(0.81)	—	(0.06)
Total distributions	(1.29)		(0.83)	(0.67)	(1.01)	(0.12)	(0.18)
Net asset value at end of period	$17.77		$21.35	$18.06	$18.88	$21.99	$14.46
Total return (b)	(11.74	%) (e)	23.24%	(0.92%)	(10.08%)	53.07%	(13.90%)
Net assets at end of period (in 000s)	$359,833		$455,373	$427,774	$476,094	$586,435	$357,901
Ratio of net expenses to average net assets (c)	0.93	% (f)	0.90%	0.92%	0.92%	0.92%	0.99%
Ratio of gross expenses to average net assets	1.07	% (f)	1.04%	1.05%	1.04%	1.09%	1.16%
Ratio of net investment income to average net assets (c)	0.74	% (f)	0.97%	1.43%	0.94%	0.90%	0.81%
Portfolio turnover rate (d)	32	% (e)	57%	58%	60%	58%	67%

	Six Months Ended
Westwood Quality SmallCap Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$21.27		$17.99	$18.84	$21.94	$14.44	$16.99
Net investment income (a)	0.06		0.16	0.26	0.16	0.16	0.08
Net realized and unrealized gains (losses) on investments	(2.36)		3.91	(0.43)	(2.27)	7.45	(2.43)
Total from investment operations	(2.30)		4.07	(0.17)	(2.11)	7.61	(2.35)
Less distributions from:
Net investment income	(0.15)		(0.24)	(0.20)	(0.18)	(0.11)	(0.14)
Net realized gains	(1.11)		(0.55)	(0.48)	(0.81)	—	(0.06)
Total distributions	(1.26)		(0.79)	(0.68)	(0.99)	(0.11)	(0.20)
Net asset value at end of period	$17.71		$21.27	$17.99	$18.84	$21.94	$14.44
Total return (b)	(11.78	%) (e)	23.02%	(1.03%)	(10.15%)	52.90%	(14.04%)
Net assets at end of period (in 000s)	$2,647		$3,224	$2,161	$1,556	$1,470	$881
Ratio of net expenses to average net assets (c)	1.04	% (f)	1.04%	1.04%	1.04%	1.04%	1.09%
Ratio of gross expenses to average net assets	1.18	% (f)	1.18%	1.17%	1.16%	1.22%	1.28%
Ratio of net investment income to average net assets (c)	0.60	% (f)	0.80%	1.38%	0.81%	0.77%	0.55%
Portfolio turnover rate (d)	32	% (e)	57%	58%	60%	58%	67%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Not annualized.

(f)	Annualized.

(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality SmallCap Fund (1) (Continued)

	Six Months Ended
Westwood Quality SmallCap Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
C Class Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$20.93		$17.81	$18.62	$21.75	$14.34	$16.98
Net investment income (loss) (a)	(0.03)		(0.01)	0.10	0.01	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	(2.31)		3.88	(0.41)	(2.25)	7.44	(2.45)
Total from investment operations	(2.34)		3.87	(0.31)	(2.24)	7.43	(2.46)
Less distributions from:
Net investment income	(0.05)		(0.20)	(0.02)	(0.08)	(0.02)	(0.12)
Net realized gains	(1.11)		(0.55)	(0.48)	(0.81)	—	(0.06)
Total distributions	(1.16)		(0.75)	(0.50)	(0.89)	(0.02)	(0.18)
Net asset value at end of period	$17.43		$20.93	$17.81	$18.62	$21.75	$14.34
Total return (b)	(12.12	%) (f)	22.12%	(1.77%)	(10.84%)	51.81%	(14.67%)
Net assets at end of period (in 000s)	$4,089		$2,715	$1,029	$708	$849	$186
Ratio of net expenses to average net assets (c)	1.79	% (g)	1.79%	1.79%	1.79%	1.79%	1.84%
Ratio of gross expenses to average net assets	1.93	% (g)	1.93%	1.92%	1.91%	1.97%	2.02%
Ratio of net investment income (loss) to average net assets (c)	(0.26	%) (g)	(0.06%)	0.51%	0.07%	(0.04%)	(0.08%)
Portfolio turnover rate (d)	32	% (f)	57%	58%	60%	58%	67%

	Six Months Ended
Westwood Quality SmallCap Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Ultra Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020(e)
Net asset value at beginning of period	$21.38		$18.08	$18.91	$22.01	$14.47	$11.72
Net investment income (a)	0.09		0.22	0.29	0.21	0.20	0.05
Net realized and unrealized gains (losses) on investments	(2.38)		3.94	(0.43)	(2.28)	7.48	2.70
Total from investment operations	(2.29)		4.16	(0.14)	(2.07)	7.68	2.75
Less distributions from:
Net investment income	(0.20)		(0.31)	(0.21)	(0.22)	(0.14)	—
Net realized gains	(1.11)		(0.55)	(0.48)	(0.81)	—	—
Total distributions	(1.31)		(0.86)	(0.69)	(1.03)	(0.14)	—
Net asset value at end of period	$17.78		$21.38	$18.08	$18.91	$22.01	$14.47
Total return (b)	(11.71	%) (f)	23.41%	(0.83%)	(9.91%)	53.29%	23.46	% (f)
Net assets at end of period (in 000s)	$535,693		$638,196	$608,142	$511,179	$506,444	$151,903
Ratio of net expenses to average net assets (c)	0.79	% (g)	0.79%	0.79%	0.79%	0.79%	0.81	% (g)
Ratio of gross expenses to average net assets	0.93	% (g)	0.93%	0.92%	0.91%	0.97%	1.10	% (g)
Ratio of net investment income to average net assets (c)	0.87	% (g)	1.07%	1.52%	1.07%	0.95%	0.63	% (g)
Portfolio turnover rate (d)	32	% (f)	57%	58%	60%	58%	67	% (f)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(f)	Not annualized.

(g)	Annualized.

(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Quality AllCap Fund

	Six Months Ended
	April 30, 2025		Year Ended	Year Ended	Year Ended	Period Ended
Westwood Quality AllCap Fund - Institutional Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021(a)
Net asset value at beginning of period	$12.02		$10.02	$10.03	$10.59	$10.00
Net investment income (b)	0.07		0.15	0.16	0.16	—
Net realized and unrealized gains (losses) on investments	(0.28)		2.22	—	(0.67)	0.59
Total from investment operations	(0.21)		2.37	0.16	(0.51)	0.59
Less distributions from:
Net investment income	(0.16)		(0.17)	(0.17)	(0.03)	—
Net realized gains	(0.45)		(0.20)	—	(0.02)	—
Total distributions	(0.61)		(0.37)	(0.17)	(0.05)	—
Net asset value at end of period	$11.20		$12.02	$10.02	$10.03	$10.59
Total return (c)	(1.92	%) (d)	24.16%	1.56%	(4.86%)	5.90	% (d)
Net assets at end of period (in 000s)	$508		$561	$197	$553	$529
Ratio of net expenses to average net assets (e)	0.58	% (f)	0.53%	0.48%	0.45%	0.65	% (f)
Ratio of gross expenses to average net assets	1.09	% (f)	0.97%	0.91%	0.93%	2.25	% (f)
Ratio of net investment income to average net assets (e)	1.15	% (f)	1.33%	1.56%	1.55%	0.22	% (f)
Portfolio turnover rate (g)	40	% (d)	73%	84%	101%	4	% (d)

	Six Months Ended
	April 30, 2025		Year Ended	Year Ended	Year Ended	Period Ended
Westwood Quality AllCap Fund - Ultra Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021(a)
Net asset value at beginning of period	$12.04		$10.02	$10.03	$10.59	$10.00
Net investment income (b)	0.07		0.17	0.16	0.16	—
Net realized and unrealized gains (losses) on investments	(0.28)		2.22	—	(0.67)	0.59
Total from investment operations	(0.21)		2.39	0.16	(0.51)	0.59
Less distributions from:
Net investment income	(0.17)		(0.17)	(0.17)	(0.03)	—
Net realized gains	(0.45)		(0.20)	—	(0.02)	—
Total distributions	(0.62)		(0.37)	(0.17)	(0.05)	—
Net asset value at end of period	$11.21		$12.04	$10.02	$10.03	$10.59
Total return (c)	(1.92	%) (d)	24.39%	1.53%	(4.81%)	5.90	% (d)
Net assets at end of period (in 000s)	$19,626		$21,975	$20,153	$21,750	$21,715
Ratio of net expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of gross expenses to average net assets	0.96	% (f)	0.89%	0.88%	0.93%	2.07	% (f)
Ratio of net investment income to average net assets (e)	1.29	% (f)	1.51%	1.57%	1.55%	0.44	% (f)
Portfolio turnover rate (g)	40	% (d)	73%	84%	101%	4	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4)

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4)

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Income Opportunity Fund

	Six Months Ended
Westwood Income Opportunity Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$12.00		$10.46	$10.59	$13.92	$12.84	$15.89
Net investment income (a)	0.20		0.41	0.38	0.30	0.23	0.22
Net realized and unrealized gains (losses) on investments	(0.28)		1.65	(0.12)	(2.19)	1.90	0.34
Total from investment operations	(0.08)		2.06	0.26	(1.89)	2.13	0.56
Less distributions from:
Net investment income	(0.26)		(0.44)	(0.39)	(0.28)	(0.50)	(0.20)
Net realized gains	—		—	—	(1.16)	(0.55)	(3.41)
Return of capital	—		(0.08)	—	—	—	—
Total distributions	(0.26)		(0.52)	(0.39)	(1.44)	(1.05)	(3.61)
Net asset value at end of period	$11.66		$12.00	$10.46	$10.59	$13.92	$12.84
Total return (b)	(0.71	%) (e)	19.85%	2.35%	(14.97%)	17.21%	4.59%
Net assets at end of period (in 000s)	$357,782		$368,844	$391,661	$579,772	$814,633	$662,612
Ratio of net expenses to average net assets (c)	0.82	% (f)	0.83%	0.81%	0.81%	0.85%	0.89%
Ratio of gross expenses to average net assets	0.82	% (f)	0.83%	0.81%	0.81%	0.86%	0.89%
Ratio of net investment income to average net assets (c)	3.42	% (f)	3.53%	3.44%	2.52%	1.68%	1.69%
Portfolio turnover rate (d)	36	% (e)	57%	88%	81%	82%	111%

	Six Months Ended
Westwood Income Opportunity Fund - A	April 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$11.99		$10.45	$10.57	$13.90	$12.83	$15.88
Net investment income (a)	0.19		0.39	0.36	0.27	0.20	0.18
Net realized and unrealized gains (losses) on investments	(0.28)		1.65	(0.11)	(2.19)	1.88	0.34
Total from investment operations	(0.09)		2.04	0.25	(1.92)	2.08	0.52
Less distributions from:
Net investment income	(0.25)		(0.42)	(0.37)	(0.25)	(0.46)	(0.16)
Net realized gains	—		—	—	(1.16)	(0.55)	(3.41)
Return of capital	—		(0.08)	—	—	—	—
Total distributions	(0.25)		(0.50)	(0.37)	(1.41)	(1.01)	(3.57)
Net asset value at end of period	$11.65		$11.99	$10.45	$10.57	$13.90	$12.83
Total return (b)	(0.79	%) (e)	19.68%	2.25%	(15.21%)	16.86%	4.34%
Net assets at end of period (in 000s)	$41,149		$43,706	$44,318	$55,296	$62,614	$48,051
Ratio of net expenses to average net assets (c)	1.00	% (f)	1.00%	0.99%	1.06%	1.10%	1.14%
Ratio of gross expenses to average net assets	1.00	% (f)	1.00%	0.99%	1.06%	1.11%	1.14%
Ratio of net investment income to average net assets (c)	3.24	% (f)	3.36%	3.27%	2.27%	1.44%	1.43%
Portfolio turnover rate (d)	36	% (e)	57%	88%	81%	82%	111%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Income Opportunity Fund (Continued)

	Six Months Ended
Westwood Income Opportunity Fund -	April 30, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
C Class Shares	(Unaudited)		October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021	October 31, 2020
Net asset value at beginning of period	$11.92		$10.40	$10.53	$13.84		$12.79	$15.88
Net investment income (a)	0.15		0.30	0.27	0.18		0.10	0.06
Net realized and unrealized gains (losses) on investments	(0.28)		1.63	(0.12)	(2.16)		1.88	0.36
Total from investment operations	(0.13)		1.93	0.15	(1.98)		1.98	0.42
Less distributions from:
Net investment income	(0.20)		(0.34)	(0.28)	(0.17)		(0.38)	(0.10)
Net realized gains	—		—	—	(1.16)		(0.55)	(3.41)
Return of capital	—		(0.07)	—	—		—	—
Total distributions	(0.20)		(0.41)	(0.28)	(1.33)		(0.93)	(3.51)
Net asset value at end of period	$11.59		$11.92	$10.40	$10.53		$13.84	$12.79
Total return (b)	(1.08	%) (f)	18.71%	1.40%	(15.75%)		16.03%	3.52%
Net assets at end of period (in 000s)	$12,351		$12,555	$11,626	$12,743		$13,323	$4,453
Ratio of net expenses to average net assets (c)	1.75	% (g)	1.75%	1.74%	1.81%		1.85%	1.90%
Ratio of gross expenses to average net assets	1.75	% (g)	1.75%	1.74%	1.81%		1.86%	1.90%
Ratio of net investment income to average net assets (c)	2.49	% (g)	2.61%	2.51%	1.52%		0.70%	0.4 8%
Portfolio turnover rate (d)	36	% (f)	57%	88%	81%		82%	111%

					Six Months Ended
					April 30, 2025		Year Ended	Period Ended
Westwood Income Opportunity Fund - Ultra Shares					(Unaudited)		October 31, 2024	October 31, 2023 (e)
Net asset value at beginning of period					$11.99		$10.46	$11.12
Net investment income (a)					0.21		0.42	0.35
Net realized and unrealized gains (losses) on investments					(0.27)		1.64	(0.62)
Total from investment operations					(0.06)		2.06	(0.27)
Less distributions from:
Net investment income					(0.27)		(0.44)	(0.39)
Return of capital					—		(0.09)	—
Total distributions					(0.27)		(0.53)	(0.39)
Net asset value at end of period					$11.66		$11.99	$10.46
Total return (b)					(0.58	%) (f)	19.86%	(2.47	)% (f)
Net assets at end of period (in 000s)					$95,608		$96,228	$61,524
Ratio of net expenses to average net assets (c)					0.75	% (g)	0.75%	0.74	% (g)
Ratio of gross expenses to average net assets					0.75	% (g)	0.75%	0.74	% (g)
Ratio of net investment income to average net assets (c)					3.48	% (g)	3.59%	3.51	% (g)
Portfolio turnover rate (d)					36	% (f)	57%	88	% (f)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Multi-Asset Income Fund (1)(2)

	Six Months Ended
Westwood Multi-Asset Income Fund -	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$9.93		$8.85		$8.95	$10.67	$9.55	$9.25
Net investment income (a)	0.32		0.57		0.50	0.42	0.35	0.35
Net realized and unrealized gains (losses) on investments	(0.37)		1.08		(0.11)	(1.71)	1.14	0.29
Total from investment operations	(0.05)		1.65		0.39	(1.29)	1.49	0.64
Less distributions from:
Net investment income	(0.31)		(0.57)		(0.49)	(0.43)	(0.37)	(0.34)
Total distributions	(0.31)		(0.57)		(0.49)	(0.43)	(0.37)	(0.34)
Net asset value at end of period	$9.57		$9.93		$8.85	$8.95	$10.67	$9.55
Total return (b)	(0.57	%) (g)	18.97%		4.27%	(12.38%)	15.69%	7.14%
Net assets at end of period (in 000s)	$96,291		$88,234		$93,810	$96,636	$94,360	$72,914
Ratio of net expenses to average net assets (c)	0.18	% (f)(h)	0.88	% (e)(f)	0.71%	0.80%	0.80%	0.27%
Ratio of gross expenses to average net assets	0.29	% (h)	0.97	% (e)	0.78%	0.87%	0.96%	0.59%
Ratio of net investment income to average net assets (c)	6.56	% (f)(h)	5.90	% (f)	5.42%	4.31%	3.37%	3.78%
Portfolio turnover rate (d)	30	% (g)	65%		52%	62%	67%	130%

	Six Months Ended
Westwood Multi-Asset Income Fund - A	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$9.98		$8.89		$9.00	$10.72	$9.60	$9.29
Net investment income (a)	0.31		0.55		0.47	0.39	0.33	0.34
Net realized and unrealized gains (losses) on investments	(0.37)		1.09		(0.11)	(1.71)	1.13	0.29
Total from investment operations	(0.06)		1.64		0.36	(1.32)	1.46	0.63
Less distributions from:
Net investment income	(0.29)		(0.55)		(0.47)	(0.40)	(0.34)	(0.32)
Total distributions	(0.29)		(0.55)		(0.47)	(0.40)	(0.34)	(0.32)
Net asset value at end of period	$9.63		$9.98		$8.89	$9.00	$10.72	$9.60
Total return (b)	(0.62	%) (g)	18.73%		3.91%	(12.54%)	15.34%	7.01%
Net assets at end of period (in 000s)	$8,919		$8,248		$7,095	$2,321	$1,623	$320
Ratio of net expenses to average net assets (c)	0.41	% (f)(h)	1.12	%(e)(f)	0.94%	1.15%	1.05%	0.48%
Ratio of gross expenses to average net assets	0.52	% (h)	1.21	%(e)	1.01%	1.22%	1.21%	0.82%
Ratio of net investment income to average net assets (c)	6.34	% (f)(h)	5.66	%(f)	5.07%	3.95%	3.05%	3.61%
Portfolio turnover rate (d)	30	% (g)	65%		52%	62%	67%	130%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Includes 0.01% of borrowing costs (Note 2).

(f)	Includes 0.00% of affiliated management fee waived by Adviser (Note 4).

(g)	Not annualized.

(h)	Annualized.

(1)	Effective November 1, 2019, Westwood Short Duration Multi-Asset Yield Fund was renamed as Westwood High Income Fund.

(2)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asset Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Alternative Income Fund (1)

	Six Months Ended
Westwood Alternative Income Fund -	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$9.66		$9.13		$10.39	$11.02	$10.47	$10.25
Net investment income (a)	0.08		0.20		0.29	0.20	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.23		0.65		0.13	(0.51)	0.49	0.46
Total from investment operations	0.31		0.85		0.42	(0.31)	0.65	0.64
Less distributions from:
Net investment income	(0.12)		(0.07)		(1.59)	(0.17)	(0.10)	(0.10)
Net realized gains	—		—		—	(0.15)	—	(0.32)
Return of capital	—		(0.25)		(0.09)	—	—	—
Total distributions	(0.12)		(0.32)		(1.68)	(0.32)	(0.10)	(0.42)
Net asset value at end of period	$9.85		$9.66		$9.13	$10.39	$11.02	$10.47
Total return (b)	3.20	% (g)	9.39%		4.48%	(2.88%)	6.19%	6.44%
Net assets at end of period (in 000s)	$107,664		$94,691		$86,793	$67,312	$53,734	$22,772
Ratio of net expenses to average net assets (c)	0.50	% (h)	0.99	% (d)	0.34%	0.30%	0.96%	0.90%
Ratio of gross expenses to average net assets	0.71	% (h)	1.22	% (d)	0.60%	0.44%	1.21%	1.40%
Ratio of net investment income to average net assets (c)	1.70	% (h)	2.12%		3.08%	1.91%	1.45%	1.79%
Portfolio turnover rate (e)	35	% (g)	51%		92%	128%	125%	137%

	Six Months Ended
Westwood Alternative Income Fund - A	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
Class Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020(f)
Net asset value at beginning of period	$9.65		$9.12		$10.39	$11.00	$10.46	$9.78
Net investment income (a)	(0.16)		0.15		0.27	0.18	0.14	0.10
Net realized and unrealized gains (losses) on investments	0.45		0.69		0.13	(0.49)	0.48	0.62
Total from investment operations	0.29		0.84		0.40	(0.31)	0.62	0.72
Less distributions from:
Net investment income	(0.11)		(0.07)		(1.58)	(0.15)	(0.08)	(0.04)
Net realized gains	—		—		—	(0.15)	—	—
Return of capital	—		(0.24)		(0.09)	—	—	—
Total distributions	(0.11)		(0.31)		(1.67)	(0.30)	(0.08)	(0.04)
Net asset value at end of period	$9.83		$9.65		$9.12	$10.39	$11.00	$10.46
Total return (b)	3.07	% (g)	9.33%		4.25%	(2.88%)	5.97%	7.35	% (g)
Net assets at end of period (in 000s)	$829		$463		$34	$33	$68	$28
Ratio of net expenses to average net assets (c)	0.62	% (h)	1.09	% (d)	0.46%	0.45%	1.11%	1.15	% (h)
Ratio of gross expenses to average net assets	0.83	% (h)	1.32	% (d)	0.72%	0.59%	1.38%	1.67	% (h)
Ratio of net investment income to average net assets (c)	1.53	% (h)	1.61%		2.90%	1.69%	1.32%	1.61	% (h)
Portfolio turnover rate (e)	35	% (g)	51%		92%	128%	125%	137	% (g)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Includes 0.01% of borrowing costs (Note 2).

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(g)	Not annualized.

(h)	Annualized.

(1)	Effective November 1, 2019, Westwood Market Neutral Income Fund was renamed as Westwood Alternative Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Alternative Income Fund (1) (Continued)

	Six Months Ended
Westwood Alternative Income Fund -	April 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Ultra Shares	(Unaudited)		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$9.66		$9.13		$10.40	$11.02	$10.47	$10.25
Net investment income (a)	0.08		0.22		0.29	0.20	0.17	0.19
Net realized and unrealized gains (losses) on investments	0.24		0.64		0.14	(0.49)	0.48	0.46
Total from investment operations	0.32		0.86		0.43	(0.29)	0.65	0.65
Less distributions from:
Net investment income	(0.13)		(0.07)		(1.61)	(0.18)	(0.10)	(0.11)
Net realized gains	—		—		—	(0.15)	—	(0.32)
Return of capital	—		(0.26)		(0.09)	—	—	—
Total distributions	(0.13)		(0.33)		(1.70)	(0.33)	(0.10)	(0.43)
Net asset value at end of period	$9.85		$9.66		$9.13	$10.40	$11.02	$10.47
Total return (b)	3.29	% (c)	9.52%		4.50%	(2.69%)	6.26%	6.54%
Net assets at end of period (in 000s)	$42,057		$27,792		$54,200	$88,734	$128,329	$86,386
Ratio of net expenses to average net assets (d)	0.37	% (f)	0.85	% (e)	0.21%	0.20%	0.85%	0.87%
Ratio of gross expenses to average net assets	0.58	% (f)	1.08	% (e)	0.47%	0.34%	1.12%	1.40%
Ratio of net investment income to average net assets (d)	1.80	% (f)	2.35%		3.10%	1.95%	1.53%	1.86%
Portfolio turnover rate (g)	35	% (c)	51%		92%	128%	125%	137%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Includes 0.01% of borrowing costs (Note 2).

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective November 1, 2019, Westwood Market Neutral Income Fund was renamed as Westwood Alternative Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund -	April 30, 2025		Ten Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Institutional Shares (2)	(Unaudited)		October 31, 2024(3)		December 31, 2023(4)	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$9.80		$7.83		$7.30	$6.50		$5.50	$7.05	$6.34
Net investment income (a)	0.25		0.11		0.10	0.04		(0.02)	0.08	0.04
Net realized and unrealized gains (losses) on investments	0.17		2.21		0.88	1.08		1.34	(1.31)	0.99
Total from investment operations	0.42		2.32		0.98	1.12		1.32	(1.23)	1.03
Less distributions from:
Net investment income	(0.23)		(0.35)		(0.28)	—		—	—	(0.18)
Return of capital	—		—		(0.17)	(0.32)		(0.32)	(0.32)	(0.14)
Total distributions	(0.23)		(0.35)		(0.45)	(0.32)		(0.32)	(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—	—
Net asset value at end of period	$9.99		$9.80		$7.83	$7.30		$6.50	$5.50	$7.05
Total return (b)	4.18	% (c)	30.24	% (c)	13.97%	17.22%		24.11%	(17.32%)	16.33%
Net assets at end of period (in 000s)	$1,042,568		$972,519		$739,542	$779,843		$566,980	$393,743	$617,790
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.05	% (e)(h)	1.07	% (e)(h)	1.11%	1.35	% (f)	1.29%	1.30%	1.26%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.04	% (e)(h)	1.07	% (e)(h)	1.11%	1.35	% (f)	1.29%	1.30%	1.24%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.09	% (e)	1.10	% (e)	1.15%	1.35%		1.27%	1.33%	1.24%
Ratio of net investment income (loss) to average net assets (d)	4.75	% (e)(h)	1.46	% (e)(h)	1.36%	0.52%		(27.00%)	1.55%	0.50%
Portfolio turnover rate (g)	35	% (c)	74	% (c)	91%	86%		248%	260%	66%

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund -	April 30, 2025		Ten Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2024(3)		December 31, 2023(4)	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$9.85		$7.88		$7.34	$6.53		$5.53	$7.07	$6.36
Net investment income (a)	0.23		0.09		0.08	0.02		(0.03)	0.07	0.02
Net realized and unrealized gains (losses) on investments	0.19		2.21		0.89	1.09		1.34	(1.31)	1.00
Total from investment operations	0.42		2.30		0.97	1.11		1.31	(1.24)	1.02
Less distributions from:
Net investment income	(0.22)		(0.33)		(0.27)	—		—	—	(0.17)
Return of capital	—		—		(0.16)	(0.30)		(0.31)	(0.30)	(0.14)
Total distributions	(0.22)		(0.33)		(0.43)	(0.30)		(0.31)	(0.30)	(0.31)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—	—
Net asset value at end of period	$10.05		$9.85		$7.88	$7.34		$6.53	$5.53	$7.07
Total return (b)	4.13	% (c)	29.79	% (c)	13.75%	17.00%		23.74%	(17.43%)	16.03%
Net assets at end of period (in 000s)	$154,843		$154,629		$134,627	$151,353		$92,027	$63,681	$110,549

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund -	April 30, 2025		Ten Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2024(3)		December 31, 2023(4)	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.31	% (e)(h)	1.35	% (e)(h)	1.36%	1.61	% (f)	1.50%	1.55%	1.47%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.30	% (e)(h)	1.35	% (e)(h)	1.36%	1.61	% (f)	1.50%	1.55%	1.49%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.35	% (e)	1.38	% (e)	1.40%	1.61%		1.50%	1.56%	1.47%
Ratio of net investment income (loss) to average net assets (d)	4.49	% (e)(h)	1.21	% (e)(h)	1.12%	0.23%		(0.42%)	1.29%	0.24%
Portfolio turnover rate (g)	35	% (c)	74	% (c)	91%	86%		248%	260%	66%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Includes 0.04% and 0.03% of affiliated management fee waived by Adviser for the six months ended April 30, 2025 and ten months ended October 31, 2024, respectively (Note 4).

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.

(3)	Fund changed fiscal year to October 31.

(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund -	April 30, 2025		Ten Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
C Class Shares	(Unaudited)		October 31, 2024(3)		December 31, 2023(4)	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$9.80		$7.85		$7.30	$6.50		$5.50	$7.02	$6.32
Net investment income (a)	0.19		0.03		0.03	(0.03)		(0.08)	0.03	(0.03	)(b)
Net realized and unrealized gains (losses) on investments	0.18		2.20		0.90	1.07		1.34	(1.31)	0.98	(i)
Total from investment operations	0.37		2.23		0.93	1.04		1.26	(1.28)	0.95
Less distributions from:
Net investment income	(0.18)		(0.28)		(0.24)	—		—	—	(0.14)
Return of capital	—		—		(0.14)	(0.24)		(0.26)	(0.24)	(0.11)
Total distributions	(0.18)		(0.28)		(0.38)	(0.24)		(0.26)	(0.24)	(0.25)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—	—
Net asset value at end of period	$9.99		$9.80		$7.85	$7.30		$6.50	$5.50	$7.02
Total return (b)	3.68	% (c)	28.91	% (c)	13.12%	15.98%		22.91%	(18.16%)	15.15%
Net assets at end of period (in 000s)	$16,754		$15,499		$13,741	$15,694		$17,726	$20,468	$37,346
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	2.06	% (e)(h)	2.10	% (e)(h)	2.09%	2.34	%(f)	2.29%	2.30%	2.22%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	2.05	% (e)(h)	2.10	% (e)(h)	2.09%	2.34	%(f)	2.29%	2.30%	2.24%
Ratio of gross expenses to average net assets (including tax expense/benefit)	2.10	% (e)	2.13	% (e)	2.13%	2.34%		2.26%	2.32%	2.22%
Ratio of net investment income (loss) to average net assets (d)	3.74	% (e)(h)	0.47	% (e)(h)	0.37%	(0.47%)		(1.26%)	0.57%	(0.48%)
Portfolio turnover rate (g)	35	% (c)	74	% (c)	91%	86%		248%	260%	66%

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund -	April 30, 2025		Ten Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Ultra Shares (3)	(Unaudited)		October 31, 2024(3)		December 31, 2023(4)	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$9.80		$7.84		$7.30	$6.51		$5.50	$7.05	$6.34
Net investment income (a)	0.25		0.11		0.11	0.04		(0.01)	0.08	0.04
Net realized and unrealized gains (losses) on investments	0.17		2.20		0.89	1.08		1.35	(1.31)	0.99
Total from investment operations	0.42		2.31		1.00	1.12		1.34	(1.23)	1.03
Less distributions from:
Net investment income	(0.23)		(0.35)		(0.29)	—		—	—	(0.18)
Return of capital	—		—		(0.17)	(0.33)		(0.33)	(0.32)	(0.14)
Total distributions	(0.23)		(0.35)		(0.46)	(0.33)		(0.33)	(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—	—
Net asset value at end of period	$9.99		$9.80		$7.84	$7.30		$6.51	$5.50	$7.05
Total return (c)	4.22	% (c)	30.15	% (c)	14.22%	17.12%		24.41%	(17.27%)	16.42%
Net assets at end of period (in 000s)	$5,505		$5,410		$4,328	$30,710		$29,645	$32,949	$23,879

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund -	April 30, 2025		Ten Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Ultra Shares (3)	(Unaudited)		October 31, 2024(3)		December 31, 2023(4)	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	0.96	% (e)(h)	1.00	% (e)(h)	1.03%	1.27	% (f)	1.20%	1.26%	1.16%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	0.95	% (e)(h)	1.00	% (e)(h)	10.20%	1.27	% (f)	1.20%	1.26%	1.18%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.00	% (e)	1.03	% (e)	1.06%	1.27%		1.20%	1.26%	1.16%
Ratio of net investment income (loss) to average net assets (d)	4.85	% (e)(h)	1.54	% (e)(h)	1.42%	0.59%		(0.19%)	1.62%	0.59%
Portfolio turnover rate (g)	35	% (c)	74	% (c)	91%	86%		248%	260%	66%

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Includes 0.04% and 0.03% of affiliated management fee waived by Adviser for the six months ended April 30, 2025 and ten months ended October 31, 2024, respectively (Note 4).

(i)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Prior to November 18, 2022, Ultra Shares were R6 Share Class.

(3)	Fund changed fiscal year to October 31.

(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2)

Westwood Real Estate	Six Months Ended
Income Fund - Institutional	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2024	October 31, 2023(3)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$19.53		$16.64	$17.39		$21.56	$19.68	$21.42	$19.07
Net investment income (a)	0.74		0.47	0.75		0.70	0.46	0.49	0.57
Net realized and unrealized gains (losses) on investments	(2.05)		3.73	(0.59)		(3.71)	3.19	(1.24)	2.95
Total from investment operations	(1.31)		4.20	0.16		(3.01)	3.65	(0.75)	3.52
Less distributions from:
Net investment income	(0.70)		(1.31)	(0.87)		(0.71)	(1.11)	(0.46)	(0.51)
Return of capital	—		—	(0.04)		(0.45)	(0.66)	(0.53)	(0.66)
Total distributions	(0.70)		(1.31)	(0.91)		(1.16)	(1.77)	(0.99)	(1.17)
Net asset value at end of period	$17.52		$19.53	$16.64		$17.39	$21.56	$19.68	$21.42
Total return (b)	(6.78	%) (c)	25.88%	0.81	% (c)	(14.10%)	15.44%	(2.75%)	18.64%
Net assets at end of period (in 000s)	$167,801		$177,945	$139,523		$108,853	$143,721	$160,526	$232,707
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	0.82	% (e)	0.93%	1.09	% (e)	1.03%	1.10%	1.10%	1.06%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	0.82	% (e)	0.90%	0.98	% (e)	1.42%	1.37%	1.37%	1.31%
Ratio of net investment income to average net assets (d)	8.08	% (e)	2.56%	5.09	% (e)	3.67%	2.26%	2.73%	2.76%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	0.82	% (e)	0.93%	1.09	% (e)	1.12%	1.15%	1.15%	1.10%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	0.82	% (e)	0.90%	0.98	% (e)	1.51%	1.42%	1.42%	1.35%
Ratio of net investment income to average net assets (d)	8.08	% (e)	2.56%	5.09	% (e)	3.58%	2.21%	2.68%	2.72%
Portfolio turnover rate (f)	30	% (c)	94%	76	% (c)	72%	82%	55%	49%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2) (Continued)

Westwood Real Estate	Six Months Ended
Income Fund - A Class	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2024	October 31, 2023(3)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$19.61		$16.71	$17.45		$21.63	$19.74	$21.48	$19.13
Net investment income (a)	(0.36)		0.40	0.70		0.71	0.38	0.43	0.49
Net realized and unrealized gains (losses) on investments	(0.98)		3.76	(0.57)		(3.80)	3.14	(1.26)	2.94
Total from investment operations	(1.34)		4.16	0.13		(3.09)	3.52	(0.83)	3.43
Less distributions from:
Net investment income	(0.67)		(1.26)	(0.83)		(0.67)	(1.02)	(0.43)	(0.47)
Return of capital	—		—	(0.04)		(0.42)	(0.61)	(0.48)	(0.61)
Total distributions	(0.67)		(1.26)	(0.87)		(1.09)	(1.63)	(0.91)	(1.08)
Net asset value at end of period	$17.60		$19.61	$16.71		$17.45	$21.63	$19.74	$21.48
Total return (b)	(6.90	%) (c)	25.47%	0.66	% (c)	(14.45%)	14.98%	(3.17%)	18.12%
Net assets at end of period (in 000s)	$84,913		$94,816	$95,619		$103,950	$126,620	$125,194	$160,277
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	1.12	% (e)	1.23%	1.33	% (e)	1.53%	1.50%	1.50%	1.46%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	1.12	% (e)	1.20%	1.22	% (e)	1.95%	1.77%	1.77%	1.71%
Ratio of net investment income to average net assets (d)	7.76	% (e)	2.20%	4.75	% (e)	3.73%	1.87%	2.38%	2.37%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	1.12	% (e)	1.23%	1.33	% (e)	1.62%	1.55%	1.55%	1.50%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	1.12	% (e)	1.20%	1.22	% (e)	2.04%	1.82%	1.82%	1.75%
Ratio of net investment income to average net assets (d)	7.76	% (e)	2.20%	4.75	% (e)	3.64%	1.82%	2.33%	2.33%
Portfolio turnover rate (f)	30	% (c)	94%	76	% (c)	72%	82%	55%	49%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1)

Westwood Broadmark	Six Months Ended
Tactical Growth Fund -	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$27.04		$26.40	$26.07		$29.14	$27.96	$26.81	$25.43
Net investment income (loss) (a)	0.23		0.62	0.57		(0.06)	(0.24)	(0.16)	0.16
Net realized and unrealized gains (losses) on investments	(0.14)		1.02	(0.24)		(2.24)	2.48	2.40	2.53
Total from investment operations	0.09		1.64	0.33		(2.30)	2.24	2.24	2.69
Less distributions from:
Net investment income	(0.83)		(0.53)	—		—	—	(0.03)	(0.14)
Net realized gains	—		(0.47)	—		(0.77)	(1.06)	(1.06)	(1.17)
Total distributions	(0.83)		(1.00)	—		(0.77)	(1.06)	(1.09)	(1.31)
Net asset value at end of period	$26.30		$27.04	$26.40		$26.07	$29.14	$27.96	$26.81
Total return (b)	0.29	% (c)	6.44%	1.27	% (c)	(7.90%)	8.02%	8.40%	10.69%
Net assets at end of period (in 000s)	$143,781		$144,258	$215,512		$236,181	$301,241	$255,095	$250,153
Ratio of net expenses to average net assets	1.24	% (d)	1.30%	1.26	% (d)	1.51%	1.46%	1.47%	1.43%
Ratio of net investment income (loss) to average net assets	1.76	% (d)	2.35%	2.60	% (d)	(0.21%)	(0.82%)	(0.58%)	0.62%
Portfolio turnover rate (e)	33	% (c)	156%	565	% (c)	1037%	201%	626%	435%

Westwood Broadmark	Six Months Ended
Tactical Growth Fund - A	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$25.10		$24.57	$24.31		$27.34	$26.40	$25.45	$24.24
Net investment income (loss) (a)	0.18		0.50	0.47		(0.13)	(0.34)	(0.26)	0.05
Net realized and unrealized gains (losses) on investments	(0.13)		0.95	(0.21)		(2.13)	2.34	2.27	2.39
Total from investment operations	0.05		1.45	0.26		(2.26)	2.00	2.01	2.44
Less distributions from:
Net investment income	(0.75)		(0.45)	—		—	—	—	(0.06)
Net realized gains	—		(0.47)	—		(0.77)	(1.06)	(1.06)	(1.17)
Total distributions	(0.75)		(0.92)	—		(0.77)	(1.06)	(1.06)	(1.23)
Net asset value at end of period	$24.40		$25.10	$24.57		$24.31	$27.34	$26.40	$25.45
Total return (b)	0.18	% (c)	6.14%	1.07	% (c)	(8.27%)	7.59%	7.95%	10.20%
Net assets at end of period (in 000s)	$15,925		$16,156	$20,551		$27,117	$21,995	$17,949	$17,273
Ratio of net expenses to average net assets	1.53	% (d)	1.58%	1.53	% (d)	1.91%	1.86%	1.88%	1.85%
Ratio of net investment income (loss) to average net assets	1.45	% (d)	2.04%	2.31	% (d)	(0.49%)	(1.21%)	(0.99%)	0.21%
Portfolio turnover rate (e)	33	% (c)	156%	565	% (c)	1037%	201%	626%	435%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1) (Continued)

Westwood Broadmark	Six Months Ended
Tactical Growth Fund - C	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$22.95		$22.50	$22.40		$25.39	$24.72	$24.03	$23.01
Net investment income (loss) (a)	0.09		0.32	0.30		(0.27)	(0.46)	(0.39)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	(0.11)		0.86	(0.20)		(1.95)	2.19	2.14	2.28
Total from investment operations	(0.02)		1.18	0.10		(2.22)	1.73	1.75	2.19
Less distributions from:
Net investment income	(0.57)		(0.26)	—		—	—	—	—
Net realized gains	—		(0.47)	—		(0.77)	(1.06)	(1.06)	(1.17)
Total distributions	(0.57)		(0.73)	—		(0.77)	(1.06)	(1.06)	(1.17)
Net asset value at end of period	$22.36		$22.95	$22.50		$22.40	$25.39	$24.72	$24.03
Total return (c)	(0.13	%) (d)	5.41%	0.45	% (d)	(8.75%)	7.01%	7.33%	9.67%
Net assets at end of period (in 000s)	$2,601		$3,448	$6,252		$7,827	$9,075	$11,830	$16,505
Ratio of net expenses to average net assets	2.19	% (e)	2.25%	2.23	% (e)	2.46%	2.41%	2.42%	2.40%
Ratio of net investment income (loss) to average net assets	0.75	% (e)	1.41%	1.62	% (e)	(1.14%)	(1.80%)	(1.60%)	(0.36)%
Portfolio turnover rate (f)	33	% (d)	156%	565	% (d)	1037%	201%	626%	435%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1)

Westwood Broadmark	Six Months Ended
Tactical Plus Fund -	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares(2)	(Unaudited)		October 31, 2024	October 31, 2023(3)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$11.39		$11.82	$11.29		$12.37	$11.65	$11.55	$11.41
Net investment income (loss) (a)	0.14		0.40	0.33		0.04	(0.08)	(0.09)	0.07
Net realized and unrealized gains (losses) on investments	(0.59)		(0.36)	0.20		(0.28)	0.80	0.91	0.76
Total from investment operations	(0.45)		0.04	0.53		(0.24)	0.72	0.82	0.83
Less distributions from:
Net investment income	(0.40)		(0.42)	—		—	—	—	(0.12)
Net realized gains	—		(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.40)		(0.47)	—		(0.84)	—	(0.72)	(0.69)
Net asset value at end of period	$10.54		$11.39	$11.82		$11.29	$12.37	$11.65	$11.55
Total return (b)	(4.14	%) (c)	0.41%	4.69	% (c)	(1.95%)	6.18%	7.15%	7.24%
Net assets at end of period (in 000s)	$33,293		$35,172	$36,169		$34,427	$30,855	$30,308	$24,882
Ratio of net expenses to average net assets (d)	1.35	% (e)	1.35%	1.36	% (e)	1.39%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets	1.88	% (e)	1.76%	1.74	% (e)	1.93%	1.94%	1.99%	1.94%
Ratio of net investment income (loss) to average net assets (d)	2.58	% (e)	3.49%	3.45	% (e)	0.31%	(0.68%)	(0.77%)	0.61%
Portfolio turnover rate (f)	260	% (c)	1,280%	0	% (c)	827%	62%	5,029%	9,813%

Westwood Broadmark	Six Months Ended
Tactical Plus Fund -	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2024	October 31, 2023(3)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value at beginning of period	$11.14		$11.58	$11.08		$12.18	$11.51	$11.44	$11.31
Net investment income (loss) (a)	(0.56)		0.36	0.30		—	(0.11)	(0.12)	0.04
Net realized and unrealized gains (losses) on investments	0.10		(0.35)	0.20		(0.26)	0.78	0.91	0.75
Total from investment operations	(0.46)		0.01	0.50		(0.26)	0.67	0.79	0.79
Less distributions from:
Net investment income	(0.36)		(0.40)	—		—	—	—	(0.09)
Net realized gains	—		(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.36)		(0.45)	—		(0.84)	—	(0.72)	(0.66)
Net asset value at end of period	$10.32		$11.14	$11.58		$11.08	$12.18	$11.51	$11.44
Total return (b)	(4.25	%) (c)	0.11%	4.51	% (c)	(2.18%)	5.82%	6.95%	6.96%
Net assets at end of period (in 000s)	$643		$504	$617		$584	$579	$668	$743
Ratio of net expenses to average net assets (d)	1.60	% (e)	1.60%	1.57	% (e)	1.64%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets	2.13	% (e)	2.01%	1.95	% (e)	2.16%	2.19%	2.23%	2.17%
Ratio of net investment income (loss) to average net assets (d)	2.35	% (e)	3.26%	3.23	% (e)	0.02%	(0.95%)	(1.04%)	0.33%
Portfolio turnover rate (f)	260	% (c)	1,280%	0	% (c)	827%	62%	5,029%	9,813%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1) (Continued)

Westwood Broadmark	Six Months Ended
Tactical Plus Fund - F Class	April 30, 2025		Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2024	October 31, 2023(2)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value at beginning of period	$11.69		$12.12	$11.55		$12.65	$11.88	$11.73	$11.58
Net investment income (loss) (a)	0.16		0.45	0.37		0.07	(0.05)	(0.05)	0.11
Net realized and unrealized gains (losses) on investments	(0.61)		(0.37)	0.20		(0.27)	0.82	0.92	0.77
Total from investment operations	(0.45)		0.08	0.57		(0.20)	0.77	0.87	0.88
Less distributions from:
Net investment income	(0.43)		(0.46)	—		(0.06)	—	—	(0.16)
Net realized gains	—		(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.43)		(0.51)	—		(0.90)	—	(0.72)	(0.73)
Net asset value at end of period	$10.81		$11.69	$12.12		$11.55	$12.65	$11.88	$11.73
Total return (c)	(4.00	%) (d)	0.73%	4.94	% (d)	(1.65%)	6.48%	7.46%	7.54%
Net assets at end of period (in 000s)	$35,267		$35,637	$40,199		$37,040	$39,430	$38,158	$34,334
Ratio of net expenses to average net assets (e)	1.04	% (f)	1.04%	1.05	% (f)	1.08%	1.09%	1.09%	1.09%
Ratio of gross expenses to average net assets	1.88	% (f)	1.76%	1.74	% (f)	1.93%	1.94%	1.99%	1.95%
Ratio of net investment income (loss) to average net assets (e)	2.90	% (f)	3.81%	3.76	% (f)	0.59%	(0.37%)	(0.46%)	0.93%
Portfolio turnover rate (g)	260	% (d)	1,280%	0	% (d)	827%	62%	5,029%	9,813%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Westwood Quality Value Fund (“Value Fund”), Westwood Quality MidCap Fund (“MidCap Fund”), Westwood Quality SMidCap Fund (“SMidCap Fund”), Westwood Quality SmallCap Fund (“SmallCap Fund”), Westwood Quality AllCap Fund (“AllCap Fund”), Westwood Income Opportunity Fund (“Income Opportunity Fund”), Westwood Multi-Asset Income Fund (“Multi-Asset Income Fund”), Westwood Alternative Income Fund (“Alternative Income Fund”), Westwood Salient MLP & Energy Infrastructure Fund (“MLP & Energy Infrastructure Fund”), Westwood Real Estate Income Fund, (“Real Estate Income Fund”), Westwood Broadmark Tactical Growth Fund (“Tactical Growth Fund”) and Westwood Broadmark Tactical Plus Fund (“Tactical Plus Fund”), (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report.

The Value, SMidCap, SmallCap, Income Opportunity, Multi-Asset Income and Alternative Income Funds (“Predecessor Funds”) were formerly part of The Advisors’ Inner Circle Fund and were acquired by, and reorganized into, the Trust on November 1, 2021, pursuant to an Agreement and Plan of Reorganization dated August 9, 2021. The AllCap Fund commenced operations on September 30, 2021 and MidCap Fund commenced operations on November 30, 2021. Each Fund is classified as an open-end diversified fund.

Tactical Plus Fund (“Predecessor Salient MF Trust”), formerly part of Salient MF Trust, and another series of the Trust, were the sole remaining series of Salient MF Trust and were reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The Real Estate Income Fund, and Tactical Growth Fund (“Predecessor Forward Funds”), formerly part of Forward Funds, were the sole remaining series of Forward Funds and were acquired by and reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

Real Estate Income Fund, Tactical Growth Fund and Tactical Plus Fund are open-end diversified funds.

The MLP & Energy Infrastructure Fund, formerly Salient Midstream & MLP Fund a series of Salient MF Trust (“Predecessor Salient MF Trust”), was reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The MLP & Energy Infrastructure Fund is an open-end, non-diversified fund that seeks to maximize total return (capital appreciation and income).

The investment objective of the Value, MidCap, SMidCap, SmallCap and AllCap Funds is to seek long-term capital appreciation.

The investment objective of Income Opportunity Fund is to seek to provide current income with a secondary investment objective to provide the opportunity for long-term capital appreciation.

The investment objective of Multi-Asset Income Fund is to seek to maximize total return through a high level of current income and capital appreciation.

The investment objective of Alternative Income Fund is to seek to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

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The investment objective of Real Estate Income Fund is to seek to provide high current income and potential for modest long-term growth of capital.

The investment objective of Tactical Growth Fund is to seek to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

The Tactical Plus Fund seeks to produce in any market environment above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

As of April 30, 2025, all Funds offer Institutional Shares. All Funds except MidCap, SMidCap and AllCap Funds offer A Class Shares. All Funds except Value, MidCap, SMidCap, AllCap, Multi-Asset Income, Alternative Income, Real Estate Income and Tactical Plus Funds offer C Class Shares. Value Fund, SMidCap, SmallCap Fund, AllCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds have a fourth class, Ultra Shares. Tactical Plus Fund has a fourth class, F Class Shares. Effective February 7, 2025, C Class Shares were converted to A Class Shares for the Value, Multi-Asset Income, Alternative Income, Real Estate Income and Tactical Plus Funds.

Institutional Shares are sold without any sales loads, but subject to an administrative services plan fee of up to 0.20% of the average daily net assets attributable to Institutional Shares (for MidCap, SMidCap, SmallCap, AllCap, and Multi-Asset Income Funds), up to 0.15% for Alternative Income Fund, up to 0.10% (for Value, Income Opportunity, MLP & Energy Infrastructure and Tactical Plus Funds), and up to 0.05% (for Real Estate Income, and Tactical Growth Funds), requiring a $100,000 minimum investment (except for Alternative Income Fund, which has a $1,000,000 minimum investment) and offered exclusively to certain retirement plans established for the benefit of employees of the Westwood Management Corporation (the “Adviser” or “Westwood”) or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies.

The Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Real Estate Income, Tactical Growth, and Tactical Plus Funds offer A Class Shares (sold with a maximum sales charge of 3.00% (except for SmallCap, MLP & Energy Infrastructure and Tactical Growth Funds, which have a maximum sales charge of 4.00%) and a 12b-1 services plan fee up to 0.25% of the average daily net assets attributable to A Class Shares), require a $1,000 minimum investment. A Class Shares are also subject to an administrative services plan fee of up to 0.10% in MLP & Energy Infrastructure and Tactical Plus Funds; and up to 0.20% of the average daily net assets attributable to A Class Shares in the Real Estate Income, and Tactical Growth Funds. A Class Shares purchases of $250,000 or more may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within 18 months of purchase (except for SmallCap Fund, in which purchases of $1,000,000 or more may be subject to a 1.00% CDSC fee if redeemed within 18 months of purchase).

The SmallCap, Income Opportunity, MLP & Energy Infrastructure and Tactical Growth Funds offer C Class Shares, which are sold without any sales loads, but subject to a 12b-1 services plan fee (up to 1.00% of the average daily net assets attributable to C Class Shares, and up to 0.75% of the average daily net assets of the Real Estate Income, and Tactical Growth Funds), all require a $1,000 minimum investment. The Real Estate Income and Tactical Growth Funds offer C Class Shares, sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% of the average daily net assets attributable to C Class Shares; and up to 0.10% in MLP & Energy Infrastructure Fund. C Class Shares may be subject to a CDSC fee of 1.00% if redeemed within 12 months of purchase. C Class Shares automatically convert to A Class Shares after being held for 10 years.

The Value, SMidCap, SmallCap, AllCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds offer Ultra Shares (sold without any sales loads and distribution and/or administrative services fees), require a $1,000,000 initial investment and offered exclusively to employer retirement plans; health savings accounts under Section 223 of the Internal Revenue Code of 1986, as amended, if such accounts are maintained by the Fund at an omnibus level; endowments and foundations and local, city and state agencies; unaffiliated registered investment

WESTWOOD FUNDS

companies; collective investment trusts; banks and trust companies or law firms acting as trustee or manager for trust accounts; and insurance companies).

F Class Shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization. Only shareholders who acquired Class F shares pursuant to the reorganization may purchase additional F Class shares. There is no subsequent investment minimum for F Class Shares.

Each share class of a Fund represents an ownership interest in the same investment portfolio of the Fund.

The Adviser serves as investment adviser to Value, MidCap, SMidCap, SmallCap, AllCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Real Estate Income, and Tactical Growth Funds. Salient Advisors, L.P. (“Salient Advisors”), together with Westwood, serve as investment adviser to the Tactical Plus Fund. Salient Advisors is a wholly owned subsidiary of Westwood Holdings. Broadmark Asset Management LLC (“Sub-Adviser” or “Broadmark”) is the Sub-Adviser to Tactical Growth Fund and Tactical Plus Fund. Westwood Holdings is a majority owner of Broadmark. Broadmark is paid by the Adviser for their services, not the Funds.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser and Salient Advisors of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Future contracts are valued at the final settlement price, or, if a settled price is not available, at the last sale price as of the close of regular trading on the primary exchange on which they are traded. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Total return swaps are valued as the change in the value of the underlying

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security plus/minus the accrued income payment based on Secured Overnight Financing Rate (“SOFR”) or some other form of indices on the notional amount. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser and Salient Advisors, as the Funds’ valuation designees, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

♦	Level 1 – quoted prices in active markets for identical securities

♦	Level 2 – other significant observable inputs

♦	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services. The Adviser and Salient Advisors as the Funds’ valuation designee is responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of April 30, 2025:

Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$173,253,582	$—	$—	$173,253,582
Money Market Funds	6,091,953	—	—	6,091,953
Total Investment Securities	$179,345,535	$—	$—	$179,345,535

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MidCap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,569,121	$—	$—	$1,569,121
Money Market Funds	32,542	—	—	32,542
Total Investment Securities	$1,601,663	$—	$—	$1,601,663

SMidCap Fund
Common Stocks	$86,548,594	$—	$—	$86,548,594
Money Market Funds	1,010,599	—	—	1,010,599
Total Investment Securities	$87,559,193	$—	$—	$87,559,193

SmallCap Fund
Common Stocks	$892,706,380	$—	$—	$892,706,380
Money Market Funds	8,852,482	—	—	8,852,482
Total Investment Securities	$901,558,862	$—	$—	$901,558,862

AllCap Fund
Common Stocks	$19,646,269	$—	$—	$19,646,269
Money Market Funds	471,251	—	—	471,251
Total Investment Securities	$20,117,520	$—	$—	$20,117,520

Income Opportunity Fund
Investments in Securities U.S. Government & Agencies	$—	$73,550,461	$—	$73,550,461
Collaterized Mortgage Obligations	—	12,748,980	—	12,748,980
Convertible Bonds	—	24,879,598	—	24,879,598
Corporate Bonds	—	164,402,769	—	164,402,769
Foreign Governments	—	3,938,970	—	3,938,970
Common Stocks	192,795,851	—	—	192,795,851
Exchange-Traded Funds	18,385,321	—	—	18,385,321
Preferred Stocks	8,184,623	—	—	8,184,623
Money Market Funds	5,073,552	—	—	5,073,552
Total Investment Securities	$224,439,347	$279,520,778	$—	$503,960,125
Other Financial Instruments*
Written Option Contracts	$(471,390)	$—	$—	$(471,390)
Futures Contracts	674,854	—	—	674,854
Total Investments	$224,642,811	$279,520,778	$—	$504,163,589

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Multi-Asset Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$9,843,956	$—	$9,843,956
Collaterized Mortgage Obligations	—	1,850,378	—	1,850,378
Convertible Bonds	—	2,985,872	—	2,985,872
Corporate Bonds	—	62,162,752	—	62,162,752
Foreign Governments	—	1,398,223	—	1,398,223
Common Stocks	19,631,786	—	—	19,631,786
Exchange-Traded Funds	1,900,127	—	—	1,900,127
Preferred Stocks	1,414,293	—	500,000	1,914,293
Warrants	—	—	87,419	87,419
Money Market Funds	1,803,549	—	—	1,803,549
Total Investment Securities	$24,749,755	$78,241,181	$587,419	$103,578,355
Other Financial Instruments*
Written Option Contracts	$(28,005)	$—	$—	$(28,005)
Futures Contracts	91,595	—	—	91,595
Total Investments	$24,813,345	$78,241,181	$587,419	$103,641,945

Alternative Income Fund
Convertible Bonds	$—	$132,229,189	$—	$132,229,189
Corporate Bonds	—	16,661,790	—	16,661,790
Money Market Funds	3,991,107	—	—	3,991,107
Total Investment Securities	$3,991,107	$148,890,979	$—	$152,882,086
Other Financial Instruments*
Total Return Swaps at value (assets)	$—	$551,131	$—	$551,131
Total Return Swaps at value (liabilities)	—	(2,937,973)	—	(2,937,973)
Futures Contracts	2,829	—	—	2,829
Total Investments	$3,993,936	$146,504,137	$—	$150,498,073

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MLP & Energy	Practical
Infrastructure Fund	Expedient(a)	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$—	$49,959,233	$—	$—	$49,959,233
Master Limited Partnerships	—	276,914,775	—	—	276,914,775
MLP Related Companies	13,010,520	874,214,876	—	—	887,225,396
Money Market Funds	—	2,104,018	—	—	2,104,018
Total Investment Securities	$13,010,520	$1,203,192,902	$—	$—	$1,216,203,422
Other Financial Instruments*
Written Option Contracts	$—	$(176,916)	$(15,998)	$—	$(192,914)
Total Investments	$13,010,520	$1,203,015,986	$(15,998)	$—	$1,216,010,508

Real Estate Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$66,842,673	$—	$—	$66,842,673
Preferred Stocks	168,429,164	—	9,250,000	177,679,164
Money Market Funds	7,991,417	—	—	7,991,417
Total Investment Securities	$243,263,254	$—	$9,250,000	$252,513,254

Tactical Growth Fund
Exchange-Traded Funds	$18,099,560	$—	$—	$18,099,560
Money Market Funds	143,706,259	—	—	143,706,259
Total Investment Securities	$161,805,819	$—	$—	$161,805,819

Tactical Plus Fund	Level 1	Level 2	Level 3	Total
Money Market Funds	$69,382,344	$—	$—	$69,382,344
Total Investment Securities	$69,382,344	$—	$—	$69,382,344
Other Financial Instruments*
Futures Contracts Sold Short	$(470,913)	$—	$—	$(470,913)
Total Investments	$68,911,431	$—	$—	$68,911,431

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the total investments at value on the Schedule of Investments but as separate schedule such as total return swap contracts, written option contracts, and futures contracts. These instruments are valued at the unrealized appreciation (depreciation) on the instrument.

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The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the six months ended April 30, 2025.

Multi-Asset Income Fund

Asset Type	Balance as of October 31, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of April 30, 2025
Preferred Stocks	$500,000	$—	$—	$—	$—	$—	$—	$500,000
Warrants	103,109	—	—	—	(15,690)	—	—	87,419

MLP & Energy Infrastructure Fund

Asset Type	Balance as of October 31, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of April 30, 2025
Special Purpose Acquisition Companies	$315	$—	$(315)	$—	$—	$—	$—	$—

Real Estate Income Fund

Asset Type	Balance as of October 31, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of April 30, 2025
Preferred Stocks	$9,250,000	$—	$—	$—	$—	$—	$—	$9,250,000

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of April 30, 2025.

Multi-Asset Income Fund

	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Input Value/ Range	Impact to Valuation from an Increase in Input
Preferred Stocks	$500,000	Broker Quote	Broker Quote	$25.00	Increase
Warrants	87,419	Broker Quote	Broker Quote	$19.50	Increase

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Real Estate Income Fund

	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Input Value/ Range	Impact to Valuation from an Increase in Input
Preferred Stocks	$9,250,000	Broker Quote	Broker Quote	$25.00/$950.00	Increase

The restricted securities held by the MLP & Energy Infrastructure Fund at April 30, 2025 are identified below and are also present in the MLP & Energy Infrastructure Fund’s Schedule of Investments.

	% of Net Assets	Acquistion Date	Shares/Units	Cost	Fair Value
EMG Utica Executed Purchase Agreement	1.07%	2/22/2013*	16,000,000	$16,000,000	$13,010,520

*	Original purchase date by acquired fund prior to merger.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class except for A Class Shares. A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Distributions received for each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Discounts and premiums on fixed income securities, if any, are amortized using the effective interest method.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation among Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees are class specific expenses.

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Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Futures contracts – A Fund may use futures contracts for tactical hedging purposes as well as to enhance a Fund’s returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by a Fund. Instead, a Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. A Fund recognizes an unrealized gain or loss equal to the daily valuation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Options written/purchased – The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap contracts – The Funds are authorized to enter into swap contracts for the purposes of managing the Funds’ interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements, securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. The Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will

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be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which a Fund invests.

Forward foreign currency contracts – The Funds may enter into forward foreign currency contracts to offset the exposure to foreign currency. All foreign currency contracts are “marked- to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign contracts, if any, will be included on the Funds’ Statements of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Borrowing costs – From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the six months ended April 30, 2025 can be found on the Statements of Operations.

ReFlow transactions – Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the

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fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. During the six months ended April 30, 2025, no ReFlow fees were incurred.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Redemption fees – In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Alternative Income Fund charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. Redemption fees collected, if any, are shown on the Statements of Changes in Net Assets.

Distributions to shareholders – Value, MidCap, SMidCap, SmallCap, and AllCap Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions, if any, at least once each year. Income Opportunity and Alternative Income Funds distribute to shareholders any net investment income dividends quarterly and net realized capital gains distributions, if any, at least once each year. Multi-Asset Income Fund distributes to shareholders any net investment income dividends monthly and net realized capital gains distributions, if any, at least once each year. MLP & Energy Infrastructure and Real Estate Income Funds distribute substantially all of their net income to shareholders on a quarterly basis and their net capital gains to shareholders at least annually in December. Tactical Growth and Tactical Plus Funds distribute to shareholders any net investment income and net realized capital gains annually in December. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the six months ended April 30, 2025, year ended October 31, 2024, ten months ended October 31, 2024 and year December 31, 2023 if applicable, was as follows:

	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
Value Fund
April 30, 2025	$2,922,355	$12,376,380	$—	$15,298,735
October 31, 2024	$5,072,853	$2,494,872	$—	$7,567,725
MidCap Fund
April 30, 2025	$71,196	$36,496	$—	$107,692
October 31, 2024	$34,640	$6,193	$—	$40,833
SMidCap Fund
April 30, 2025	$1,331,125	$—	$—	$1,331,125
October 31, 2024	$6,852,780	$2,603,038	$—	$9,455,818

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	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
SmallCap Fund
April 30, 2025	$32,079,740	$34,101,538	$—	$66,181,278
October 31, 2024	$21,471,116	$26,245,748	$—	$47,716,864
AllCap Fund
April 30, 2025	$377,921	$770,461	$—	$1,148,382
October 31, 2024	$512,184	$250,648	$—	$762,832
Income Opportunity Fund
April 30, 2025	$11,192,057	$—	$—	$11,192,057
October 31, 2024	$19,166,079	$—	$3,678,192	$22,844,271
Multi-Asset Income Fund
April 30, 2025	$3,198,450	$—	$—	$3,198,450
October 31, 2024	$5,644,409	$—	$—	$5,644,409
Alternative Income Fund
April 30, 2025	$1,658,151	$—	$—	$1,658,151
October 31, 2024	$872,446	$—	$3,079,172	$3,951,618
MLP & Energy Infrastructure Fund
April 30, 2025	$27,300,089	$—	$—	$27,300,089
Ten months ended October 31, 2024*	$39,037,838	$—	$—	$39,037,838
December 31, 2023	$33,587,018	$—	$20,006,122	$53,593,140
Real Estate Income Fund
April 30, 2025	$9,787,086	$—	$—	$9,787,086
October 31, 2024	$9,616,028	$8,971,397	$—	$18,587,425
Tactical Growth Fund
April 30, 2025	$4,905,175	$—	$—	$4,905,175
October 31, 2024	$8,904,758	$—	$—	$8,904,758
Tactical Plus Fund
April 30, 2025	$2,570,728	$—	$—	$2,570,728
October 31, 2024	$2,923,885	$189,840	$—	$3,113,725

*	Represents the ten months ended October 31, 2024.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

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The following information is provided on a tax basis as of October 31, 2024.

	Value	MidCap	SMidCap	SmallCap	AllCap
	Fund	Fund	Fund	Fund	Fund
Federal income tax cost	$154,308,771	$1,720,635	$93,316,823	$948,853,377	$19,481,337
Gross unrealized appreciation	$60,903,994	$316,002	$17,712,160	$213,812,727	$3,397,757
Gross unrealized depreciation	(2,003,468)	(44,391)	(6,340,200)	(60,348,728)	(352,531)
Net unrealized appreciation	58,900,526	271,611	11,371,960	153,463,999	3,045,226
Undistributed ordinary income	2,372,444	66,419	1,116,987	28,228,574	315,392
Undistributed long-term capital gains	12,375,390	36,483	—	34,096,580	770,410
Total distributable earnings	$73,648,360	$374,513	$12,488,947	$215,789,153	$4,131,028

	Income	Multi-Asset	Alternative
	Opportunity	Income	Income	Real Estate
	Fund	Fund	Fund	Income Fund
Federal income tax cost	$452,772,624	$92,019,330	$113,730,588	$249,098,355
Gross unrealized appreciation	$71,688,214	$6,840,759	$11,836,812	$34,263,069
Gross unrealized depreciation	(6,123,468)	(1,999,013)	(1,769,545)	(5,403,624)
Net unrealized appreciation	65,564,746	4,841,746	10,067,267	28,859,445
Accumulated capital and other losses	(24,016,104)	(17,990,179)	(15,295,815)	—
Total distributable earnings (accumulated deficit)	$41,548,642	$(13,148,433)	$(5,228,548)	$28,859,445

	Tactical	Tactical
	Growth Fund	Plus Fund
Federal income tax cost	$156,180,221	$69,913,385
Gross unrealized appreciation	$8,102,372	$—
Gross unrealized depreciation	(343,007)	—
Net unrealized appreciation	7,759,365	—
Undistributed ordinary income	4,470,469	2,133,576
Accumulated capital and other losses	(7,395,470)	(2,340,044)
Total distributable earnings (accumulated deficit)	$4,834,364	$(206,468)

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, constructive dividend income, partnership adjustments, straddle loss deferral, contingent debt adjustment, perpetual bond and options, futures, redemption in kind and swap mark to market adjustments.

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The following information is computed on a tax basis for as of November 30, 2024. MLP & Energy Infrastructure Fund has a tax year end of November 30, 2024, which is different than the fiscal year of October 31, 2024.

MLP & Energy
Infrastructure
Fund
Federal income tax cost	$814,971,687
Gross unrealized appreciation	$487,550,821
Gross unrealized depreciation	(7,193,250)
Net unrealized appreciation	480,357,571
Net unrealized appreciation on foreign currency translation	2,036
Undistributed ordinary income	3,991,636
Accumulated capital and other losses	(889,646,250)
Total accumulated deficit	$(405,295,007)

As of October 31, 2024, the following Funds had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
Income Opportunity Fund	$17,559,356	$6,456,748	$24,016,104
Mult-Asset Income Fund	1,428,086	16,562,093	17,990,179
Alternative Income Fund	4,289,096	3,907,602	8,196,698
Global Real Estate Fund	13,677,959	11,238,370	24,916,329
Tactical Growth Fund	2,455,863	4,939,607	7,395,470
Tactical Plus Fund	1,341,581	998,463	2,340,044

For the period ended October 31, 2024, the following Funds utilized the following capital loss carry forwards:

Fund	Short-term	Long-term	Total
Income Opportunity Fund	$2,818,062	$11,962,942	$14,781,004
Mult-Asset Income Fund	637,924	—	637,924
Alternative Income Fund	1,552,281	715,057	2,267,338
Global Real Estate Fund	293,294	—	293,294

Qualified late year ordinary losses incurred after December 31, 2023 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended October 31, 2024, Alternative Income Fund deferred $6,798,231 of late year ordinary losses to November 1, 2024 for federal income tax purposes.

As of November 30, 2024, the MLP & Energy Infrastructure Fund had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss

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carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
MLP & Energy Infrastructure Fund	$304,785,189	$584,861,061	$889,646,250

For the MLP & Energy Infrastructure Fund, included in the $964,492,652 is short-term available carry forward losses of $135,535,254 and long-term of $61,267,795 for a total of $196,803,049 from the merged Predecessor Fund with an annual limitation of $4,106,607.

During the tax year end ended November 30, 2024, the MLP & Energy Infrastructure Fund utilized $90,711,898 of capital loss carryforwards against current year gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid in Capital and distributable earnings/(loss) as of November 30, 2024, 2024 are primarily related to utilization of tax equalization, non-deductible partnership expenses and return of capital distributions. As of November 30, 2024, the MLP & Energy Infrastructure Fund reclassified $(14,893,283) of accumulated deficit against paid-in capital.

The federal tax cost, unrealized appreciation (depreciation) as of April 30, 2025 is as follows:

	Value	MidCap	SMidCap	SmallCap	AllCap
	Fund	Fund	Fund	Fund	Fund
Federal income tax cost	$142,285,758	$1,519,802	$85,377,856	$902,105,109	$17,773,447
Gross unrealized appreciation	$44,524,014	$202,171	$12,713,061	$127,409,741	$3,002,404
Gross unrealized depreciation	(7,464,237)	(120,310)	(10,531,724)	(127,955,988)	(658,331)
Net unrealized appreciation (depreciation)	$37,059,777	$81,861	$2,181,337	$(546,247)	$2,344,073

	Income	Multi-Asset	Alternative	MLP & Energy
	Opportunity	Income	Income	Infrastructure	Real Estate
	Fund	Fund	Fund	Fund	Income Fund
Federal income tax cost	$465,283,436	$102,934,601	$152,050,072	$885,673,106	$252,849,711
Gross unrealized appreciation	$50,419,153	$4,844,456	$6,615,585	$365,465,728	$11,558,368
Gross unrealized depreciation	(11,742,464)	(4,200,702)	(5,783,571)	(34,935,412)	(11,894,825)
Net unrealized appreciation (depreciation)	$38,676,689	$643,754	$832,014	$330,530,316	$(336,457)

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	Tactical	Tactical
	Growth Fund	Plus Fund
Federal income tax cost	$160,839,699	$69,382,344
Gross unrealized appreciation	$1,082,665	$—
Gross unrealized depreciation	(116,545)	—
Net unrealized appreciation	$966,120	$—

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended April 30, 2025, the Funds did not incur any interest or penalties.

In order to meet the distribution requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and maintain regulated investment company status, the MLP & Energy Infrastructure Fund paid a “deficiency dividend,” as such term is defined by Section 860(f) of the Code, to the MLP & Energy Infrastructure Fund’s shareholders totaling $5,648,856 from ordinary income on July 12, 2023. The Adviser reimbursed the MLP & Energy Infrastructure Fund in the amount of $32,497 for the amount of excise tax associated with the under-distribution. An estimated amount of $300,000 is accrued in the MLP & Energy Infrastructure Fund to cover any additional interest and penalties that may still be charged. The Adviser has committed to reimbursing the MLP & Energy Infrastructure Fund for this expense once the final amount is known and has $300,000 accrued in the Fund to cover the estimated amount.

3. Investment Transactions

The cost of security purchases and proceeds from sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities) for the six months ended April 30, 2025 were as follows:

	Value	MidCap	SMidCap	SmallCap
	Fund	Fund	Fund	Fund
Purchases of investment securities	$67,496,901	$581,726	$30,603,534	$328,243,885
Proceeds from sales of investment securities	$99,024,036	$826,093	$39,078,140	$404,602,250

		Income	Multi-Asset	Alternative
	AllCap	Opportunity	Income	Income
	Fund	Fund	Fund	Fund
Purchases of investment securities	$8,440,459	$134,302,734	$29,588,689	$76,110,229
Proceeds from sales and maturities of investment securities	$10,539,598	$160,027,287	$25,673,732	$44,573,790

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	MLP & Energy		Broadmark	Broadmark
	Infrastructure	Real Estate	Tactical	Tactical
	Fund	Income Fund	Growth Fund	Plus Fund
Purchases of investment securities	$489,571,583	$78,414,523	$25,374,533	$35,120,311
Proceeds from sales and maturities of investment securities	$434,225,515	$79,201,250	$116,280,182	$33,127,950

The cost of security purchases and proceeds from sales and maturities of U.S. Government long-term securities for six months ended April 30, 2025 were as follows:

	Income Opportunity Fund	Multi-Asset Income Fund
Purchases of investment securities	$49,055,086	$2,948,825
Proceeds from sales and maturities of investment securities	$46,991,066	$3,652,308

The Multi-Asset Income and MLP & Energy Infrastructure Funds invest in one or more Westwood Funds (“Underlying Funds”), which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Multi-Asset Income and MLP & Energy Infrastructure Funds, and the related activities in those investments were as follows:

	For the six months ended April 30, 2025
					Change in
	Fair Value at				Unrealized
	October 31,	Purchase	Sales	Realized	Appreciation
Affiliate	2024	Cost	Proceeds	Gain/(Loss)	(Depreciation)
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$494,588	$15,464	$(93,074)	$(11,782)	$(33,681)

	For the six months ended April 30, 2025
			Long-Term
	Fair Value at	Dividend	Capital Gain	Shares at
Affiliate	April 30, 2025	Income	Distributions	April 30, 2025
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$371,515	$—	$—	18,861

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	For the six months ended April 30, 2025
					Change in
	Fair Value at				Unrealized
	October 31,	Purchase	Sales	Realized	Appreciation
Affiliate	2024	Cost	Proceeds	Gain/(Loss)	(Depreciation)
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$10,897,303	$—	$—	$—	$(1,420,540)
Westwood Salient Enhanced Midstream Income ETF	41,842,512	—	(1,294,261)	116,013	(181,794)
Total	$52,739,815	$—	$(1,294,261)	$116,013	$(1,602,334)

	For the six months ended April 30, 2025
			Long-Term
	Fair Value at	Dividend	Capital Gain	Shares at
Affiliate	April 30, 2025	Income	Distributions	April 30, 2025
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$9,476,763	$649,505	$—	481,115
Westwood Salient Enhanced Midstream Income ETF	40,482,470	2,133,653	—	1,565,169
Total	$49,959,233	$2,783,158	$—	2,046,284

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, based on the average net assets of each Fund, computed and accrued daily and paid monthly, at the annual rate shown in the table below.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 1, 2026, (for Value, MidCap, SMidCap, SmallCap, AllCap, Income Opportunity, Multi-Asset Income, Alternative Income and Real Estate Income Funds) and April 30, 2026 (for MLP & Energy Infrastructure, Tactical Growth and Tactical Plus Funds) to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of interest; taxes; brokerage commissions; Rule 12b-1 distribution fees (if any), administrative servicing fees (if any); borrowing expenses such as dividend and interest expenses on securities sold short; acquired fund fees and expenses; costs to organize the Funds; other expenditures which are capitalized in accordance with generally accepted accounting

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principles; and extraordinary expenses) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

			Institutional	A Class	C Class	Ultra Class	F Class
	Management		Class Expense	Expense	Expense	Expense	Expense
Fund	Fee		Limitation	Limitation	Limitation	Limitation	Limitation
Value Fund	0.50%		0.55%	0.55%	n/a	0.55%	n/a
MidCap Fund	0.58%		0.58%	n/a	n/a	n/a	n/a
SMidCap Fund	0.75%		0.68%	n/a	n/a	0.68%	n/a
SmallCap Fund	0.85%		0.79%	0.79%	0.79%	0.79%	n/a
AllCap Fund	0.45%		0.45%	n/a	n/a	0.45%	n/a
Income Opportunity Fund	0.65%		0.74%	0.74%	0.74%	0.74%	n/a
Multi-Asset Income Fund*	0.38%	(a)	0.10%	n/a	n/a	n/a	n/a
Alternative Income Fund*	0.53%	(b)	0.00%	n/a	n/a	0.00%	n/a
MLP & Energy Infrastructure Fund	0.90%		1.25%	1.50%	2.25%	n/a	n/a
Real Estate Income Fund^	0.70%		1.10%	1.50%	n/a	n/a	n/a
Broadmark Tactical Growth Fund^	1.10%		n/a	n/a	n/a	n/a	n/a
Broadmark Tactical Plus Fund^	1.40%		1.35%	1.60%	n/a	n/a	1.04%

^	The ratios listed are the contractual amounts which include 12b-1 distribution and administrative services fees.

The Funds’Adviser has agreed to waive fees in the pro-rata amount of the management fee charged by the Underlying Funds on each Fund’s investment in such other Underlying Funds. This fee waiver is accrued daily and settled monthly. During the six months ended April 30, 2025, the Multi-Asset Income and MLP & Energy Infrastructure Funds reduced investment advisory fees by $135 and $236,536, respectively.

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Multi-Asset Income Fund, and Alternative Income Fund in order to keep net operating expenses (excluding management fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”) from exceeding the Funds’ average daily net assets as follows:

	Institutional	A Class	C Class	Ultra Class
	Shares Expense	Expense	Expense	Expense
Fund	Limitation	Limitation	Limitation	Limitation
Multi-Asset Income Fund*	0.10%	0.10%	n/a	n/a
Alternative Income Fund*	0.00%	0.00%	0.00%	0.00%

In addition, the Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the Alternative Income Fund’s average daily net assets.

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*	In connection with the Adviser’s Sensible Fees™ framework, for its services to each share class of Multi-Asset Income and Alternative Income Funds, the Adviser is entitled to a management fee, which consists of a base fee (the “Base Fee”) and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether , and to what extent, the investment performance of each share class of each Fund exceeds, or is exceeded by, the performance of an index hurdle (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). For each share class of each Fund, the Base Fee and Performance Adjustment are each calculated and accrued daily based on the average daily net assets of the share class during the Performance Period.

(a)	The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.

(b)	The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Fee waivers/expense reimbursements for the Predecessor Funds prior to the Reorganization on November 1, 2021 are not subject to recoupment by the Adviser. The prior 0.25% contractual management fee waiver for Real Estate Income Fund is not subject to recoupment. As of April 30, 2025, the Adviser may seek repayment of investment management fee reductions and expense reimbursements no later than the dates below:

	Value	MidCap	SMidCap	SmallCap
	Fund	Fund	Fund	Fund
October 31, 2025	$52,151	$42,524	$221,359	$621,993
October 31, 2026	131,653	50,674	434,607	1,421,371
October 31, 2027	138,668	49,790	375,911	1,610,873
April 30, 2028	77,576	28,650	112,374	724,179
	$400,048	$171,638	$1,144,251	$4,378,416

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		Income	Multi-Asset	Alternative
	AllCap	Opportunity	Income	Income
	Fund	Fund	Fund*	Fund**
October 31, 2025	$59,859	$—	$42,518	$110,150
October 31, 2026	96,664	—	76,545	344,139
October 31, 2027	98,541	—	89,835	263,567
April 30, 2028	54,158	—	53,437	125,097
	$309,222	$—	$262,335	$842,953

	MLP & Energy		Broadmark	Broadmark
	Infrastructure	Real Estate	Tactical Growth	Tactical Plus
	Fund***	Income Fund	Fund	Fund
December 31, 2025	$—	$—	$—	$342,633
October 31, 2026	—	—	—	349,534
October 31, 2027	—	—	—	412,402
April 30, 2028	—	—	—	188,692
	$—	$—	$—	$1,293,261

*	For the six months ended April 30, 2025, the Fund had $135 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

**	For the six months ended April 30, 2025, the Fund had $13,365 management fee waiver that is not subject to recoupment pursuant to the Management Fee Waiver Agreement.

***	For the six months ended April 30, 2025, the Fund had $236,536 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

ADMINISTRATIVE SERVICES PLAN

As of April 30, 2025, all Funds have adopted an administrative services plan (the “Plan”) that provides that the applicable class of each Fund may pay financial intermediaries for shareholder services in an amount not to exceed the rate shown below based on the average daily net assets of each Fund’s share class. During the six months ended

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April 30, 2025 the Institutional Shares of the Funds incurred the following administrative services plan fees under the Plan:

		Expense
		Incurred For
		the six months
Administrative service plan fees	Maximum Rate	ended April 30, 2025
Institutional Shares
Value Fund	0.10%	$77,805
MidCap Fund	0.20%	1,013
SMidCap Fund	0.20%	51,870
SmallCap Fund	0.20%	292,283
AllCap Fund	0.20%	348
Income Opportunity Fund	0.10%	143,981
Multi-Asset Income Fund	0.19%	9,817
Alternative Income Fund	0.15%	64,693
MLP & Energy Infrastructure Fund	0.10%	489,561
Real Estate Income Fund	0.05%	42,373
Tactical Growth Fund	0.05%	35,845
Tactical Plus Fund	0.10%	17,363

A Class Shares
MLP & Energy Infrastructure Fund	0.10%	81,790
Real Estate Income Fund	0.20%	43,822
Tactical Growth Fund	0.20%	7,392
Tactical Plus Fund	0.10%	280

C Class Shares
MLP & Energy Infrastructure Fund	0.10%	8,563
Real Estate Income Fund*	0.25%	3,124
Tactical Growth Fund	0.25%	4,027
Tactical Plus Fund*	0.10%	83

F Class Shares
Tactical Plus Fund	0.10%	17,728

*	C Class Shares converted to A Class Shares on February 7, 2025.

DISTRIBUTION PLAN

All Funds except for MidCap, SMidCap, and AllCap Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act (the “Plan”) for A Class Shares and C Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders in an amount not to

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exceed 0.25% based on average daily net assets of each Fund’s A Class Shares, up to 0.75% of the average daily net assets of the Real Estate Income and Tactical Growth Funds’ C Class Shares and 1.00% based on the average daily net assets of the Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure and Tactical Plus Funds’ C Class Shares. During the six months ended April 30, 2025, the A Class Shares and C Class Shares of the Funds incurred the following distribution fees under the Plan:

Expense
Incurred For
the six months
ended April 30,
Distribution fee	2025
Value Fund
A Class Shares	$2,584
C Class Shares*	503
SmallCap Fund
A Class Shares	3,867
C Class Shares	18,413
Income Opportunity Fund
A Class Shares	54,060
C Class Shares	62,929
Multi-Asset Income Fund
A Class Shares	10,668
C Class Shares*	486
Alternative Income Fund
A Class Shares	753
C Class Shares*	1,123
MLP & Energy Infrastructure Fund
A Class Shares	204,478
C Class Shares	85,630
Real Estate Income Fund
A Class Shares	109,557
C Class Shares*	9,371
Tactical Growth Fund
A Class Shares	20,068
C Class Shares	12,080
Tactical Plus Fund
A Class Shares	701
C Class Shares*	826

*	C Class Shares converted to A Class Shares on February 7, 2025.

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TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of April 30, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Value Fund
Band & Co. (for the benefit of its customers)	47%
MidCap Fund
UBS Financial Services, Inc. (for the benefit of its customers)	58%
Westwood Management Corp. (for the benefit of its customers)	36%
SMIDCap Fund
Bart 401(a) Model (for the benefit of its customers)	49%
SmallCap Fund
National Financial Services, LLC (for the benefit of its customers)	52%
AllCap Fund
U.S. Bank CAPINCO	97%
Multi-Asset Income Fund
National Financial Services, LLC (for the benefit of its customers)	61%
Alternative Income Fund
National Financial Services, LLC (for the benefit of its customers)	54%
LPL Financial (for the benefit of its customers)	37%
MLP & Energy Infrastructure Fund
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	49%
Real Estate Income Fund
Charles Schwab & Co., Inc. (for the benefit of its customers)	41%
Broadmark Tactical Growth Fund
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	36%
Wells Fargo Clearning Services, LLC (for the benefit of its customers)	26%
Broadmark Tactical Plus Fund
National Financial Services, LLC (for the benefit of its customers)	97%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

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5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of April 30, 2025 presented on the Statements of Assets and Liabilities.

	Assets		Liabilities
		Unrealized			Unrealized
		appreciation	Investments,		depreciation
	Futures	for swap	at value for	Futures	for swap
Type of Derivative	Contracts*	agreements*	written options	Contracts*	agreements*
Income Opportunity Fund
Equity Risk Exposure	$—	$—	$(471,390)	$—	$—
Interest Rate Risk Exposure	530,466	—	—	—	—
Currency Risk Exposure	144,388	—	—	—	—
Multi-Asset Income Fund
Equity Risk Exposure	$—	$—	$(28,005)	$—	$—
Interest Rate Risk Exposure	91,595	—	—	—	—
Alternative Income Fund
Equity Risk Exposure	$—	$551,131	$—	$—	$(2,937,973)
Interest Rate Risk Exposure	2,829	—	—	—	—
MLP & Energy Infrastructure Fund
Equity Risk Exposure	$—	$—	$(192,914)	$—	$—
Tactical Plus Fund
Equity Risk Exposure	$—	$—	$—	$(470,913)	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For future contracts, if any, the amounts represents their cumulative appreciation/depreciation, which includes movements of variation margin.

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The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the six months ended April 30, 2025:

Income Opportunity Fund - for the six months ended April 30, 2025

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized gains from written option contracts	$375,735	Net change in unrealized appreciation (depreciation) on written option contracts	$137,950
Futures contracts Purchased	Interest Rate	Net realized gains (losses) from long futures contracts	$(197,643)	Net change in unrealized appreciation (depreciation) on long futures contracts	$530,467
	Currency Risk	Net realized gains (losses) from long futures contracts	$293	Net change in unrealized appreciation (depreciation) on long futures contracts	$144,387

Multi-Asset Income Fund - for the six months ended April 30, 2025

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized gains from written option contracts	$32,006	Net change in unrealized appreciation (depreciation) on written option contracts	$19,360
Futures contracts purchased	Interest Rate	Net realized gains (losses) from long futures contracts	$17,605	Net change in unrealized appreciation (depreciation) on long futures contracts	$91,595

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Alternative Income Fund - for the six months ended April 30, 2025

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized gains (losses) from written option contracts	$(12,685)	Net change in unrealized appreciation (depreciation) on written option contracts	$38,699
Futures contracts purchased	Interest Rate	Net realized losses from long futures contracts	$(22,906)	Net change in unrealized appreciation (depreciation) on long futures contracts	$2,829
Swap transactions	Equity	Net realized gains from swap transactions	$917,349	Net change in unrealized appreciation (depreciation) on swap transactions	$(3,181,971)

MLP & Energy Infrastructure Fund - for the six months ended April 30, 2025

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized gains (losses) from written option contracts	$891,522	Net change in unrealized appreciation (depreciation) on written option contracts	$(9,026)

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Tactical Plus Fund - for the six months ended April 30, 2025

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized losses from purchased option contracts	$(248,525)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$—
Index call options purchased	Equity	Net realized losses from purchased option contracts	$(47,764)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$—
Futures contracts purchased	Equity	Net realized losses from long futures contracts	(936,748)	Net change in unrealized appreciation (depreciation) on long futures contracts	788,145
Futures contracts sold short	Equity	Net realized losses from short futures contracts	$(776,423)	Net change in unrealized appreciation (depreciation) on short futures contracts	$(470,913)

Amounts designated as “—” are $0 or have been rounded to $0.

Offsetting Assets and Liabilities:

Alternative Income, MLP & Energy Infrastructure, Real Estate Income, Tactical Growth, and Tactical Plus Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by these Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement

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with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over The Counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is believed to be reduced as creditors of the futures broker do not have claim to fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the funds. Variation margin, or changes in market value, are exchanged daily, but generally may not be netted between futures and cleared OTC derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of April 30, 2025, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Income Opportunity Fund
Derivatives Financial Instruments:
Options contract*	$—	$(471,390)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(471,390)
Derivative not subject to a MNA or similar agreement	—	471,390
Total assets and liabilities subject to a MNA	$—	$—

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Descriptions	Assets	Liabilities
Multi-Asset Income Fund
Derivatives Financial Instruments:
Options contract*	$—	$(28,005)
Futures contracts^	91,595	—
Total derivative assets and liabilities on the Statement of Assets and Liabilities	91,595	(28,005)
Derivative not subject to a MNA or similar agreement	(91,595)	28,005
Total assets and liabilities subject to a MNA	$—	$—
Alternative Income Fund
Derivatives Financial Instruments:
Futures contracts^	$2,829	$—
Swap agreements	551,131	(2,937,973)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	553,960	(2,937,973)
Derivative not subject to a MNA or similar agreement	(2,829)	—
Total assets and liabilities subject to a MNA	$551,131	$(2,937,973)
MLP & Energy Infrastructure Fund
Derivatives Financial Instruments:
Options contract*	$—	$(192,914)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(192,914)
Derivative not subject to a MNA or similar agreement	—	192,914
Total assets and liabilities subject to a MNA	$—	$—
Tactical Plus Fund
Derivatives Financial Instruments:
Futures contracts^	$—	$(470,913)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(470,913)
Derivative not subject to a MNA or similar agreement	—	470,913
Total assets and liabilities subject to a MNA	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported on the Statements of Assets and Liabilities.

^	The amount represents their cumulative appreciation/depreciation which includes movements of variation margin.

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The following table represents derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of April 30, 2025.

Derivative
	Derivative	Liabilities
	Assets Subject	Subject to	Net Amount	Non-cash
	to a MNA by	a MNA by	of Derivative	Collateral
Alternative Income Fund	Counterparty	Counterparty	Assets	Received(a)	Net Exposure
BNP Paribas	$551,131	$(2,937,973)	$(2,386,842)	$2,386,842	$—

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Funds may at times invest a significant portion of their assets in shares of money market funds. As of April 30, 2025, Tactical Growth Fund and Tactical Plus Fund had 33.0% and 97.6%, respectively, of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The annual report, along with the report of the independent registered public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the respective Fund.

7. Certain Investments and Risks

Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

RISKS ASSOCIATED WITH LOWER RATE DEBT SECURITIES

Multi-Asset Income Fund invests substantially all of its assets in high yield, or “junk,” bonds, and such investments represent highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. In addition, insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.

WESTWOOD FUNDS

SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of April 30, 2025, Income Opportunity Fund had 25.2% of the value of its net assets invested in securities in the Financials sector, Alternative Income Fund had 32.9% of the value of its net assets invested in securities in the Technology sector, and Real Estate Income Fund had 86.6% of the value of its net assets invested in securities in the Real Estate sector.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. In-Kind Transactions

During the six months ended April 30, 2025, there were no redeemed shares of beneficial interest in exchange for securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

Effective June 30, 2025, each of the Westwood Income Opportunity Fund and Westwood Alternative Income Fund changed its dividend frequency from quarterly to monthly.

The following Fund paid distributions to shareholders subsequent to April 30, 2025:

	Record		Income Per
	Date	Ex-Date	Share
MLP & Energy Infrastructure Fund - Institutional Shares	5/15/2025	5/16/2025	$0.1150
MLP & Energy Infrastructure Fund - Class A	5/15/2025	5/16/2025	0.1081
MLP & Energy Infrastructure Fund - Class C	5/15/2025	5/16/2025	0.0888
MLP & Energy Infrastructure Fund - Ultra Shares	5/15/2025	5/16/2025	0.1172
Multi-Asset Income Fund - Institutional Shares	5/29/2025	5/30/2025	0.0524
Multi-Asset Income Fund - Class A	5/29/2025	5/30/2025	0.0507

WESTWOOD FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income - For the tax year ended November 30, 2024 the MLP & Energy Infrastructure Fund designates 39.12% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction - Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the MLP & Energy Infrastructure Fund’s dividend distributions that qualifies under tax law. For the tax year ended November 30, 2024, the Fund had 47.34% ordinary income dividends qualified for the corporate dividends received deduction.

The Westwood Funds
P.O. Box 541150
Omaha, NE 68154
1-877-FUND-WHG
www.westwoodfunds.com

Adviser:
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, TX 75201

Distributor:
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Administrator:
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Legal Counsel:
Sullivan & Worcester LLP
1666 K Streeet, NW
Suite 700
Washington, D.C. 20006

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Westwood Salient Enhanced Midstream Income ETF
Westwood Salient Enhanced Energy Income ETF
Westwood LBRTY Global Equity ETF

Semi-Annual Financial Statements
and Additional Information	April 30, 2025

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Salient Enhanced Midstream Income ETF	1
Westwood Salient Enhanced Energy Income ETF	4
Westwood LBRTY Global Equity ETF	7
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
Additional Information	27
Other Federal Tax Information	31

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MASTER LIMITED PARTNERSHIPS — 23.3%(a)

	Shares	Value
Crude & Refined Products — 5.7%
Delek Logistics Partners, L.P. (b)	6,712	$263,446
Genesis Energy, L.P. (b)	34,492	473,920
MPLX, L.P. (b)	78,272	3,986,393
		4,723,759
Gathering & Processing — 2.5%
Western Midstream Partners, L.P. (b)	54,116	2,034,762

Natural Gas Liquids Infrastructure — 15.1%
Energy Transfer, L.P. (b)	428,253	7,083,304
Enterprise Products Partners, L.P. (b)	177,821	5,316,848
		12,400,152
Total Master Limited Partnerships
(Cost $18,233,203)		$19,158,673

MLP RELATED COMPANIES — 77.1%
Crude & Refined Products — 17.0%
Enbridge, Inc. (b)	155,691	7,269,212
Plains GP Holdings, L.P. - Class A (b)	193,248	3,602,143
South Bow Corporation (b)	124,817	3,081,732
		13,953,087
Gathering & Processing — 22.1%
Antero Midstream Corporation (b)	243,308	4,026,747
DT Midstream, Inc. (b)	41,553	4,038,952
Hess Midstream, L.P. - Class A (b)	97,051	3,607,386
Kinetik Holdings, Inc. (b)	58,361	2,412,644
Targa Resources Corporation (b)	23,567	4,027,600
		18,113,329
Liquefied Natural Gas — 5.9%
Cheniere Energy, Inc. (b)	19,166	4,429,454
NextDecade Corporation (b)(c)	54,473	407,458
		4,836,912
Natural Gas Liquids Infrastructure — 10.2%
ONEOK, Inc. (b)	61,514	5,053,990
Pembina Pipeline Corporation (b)	87,503	3,342,615
		8,396,605
MLP RELATED COMPANIES — continued

	Shares	Value
Natural Gas Pipelines — 21.2%
Kinder Morgan, Inc. (b)	238,917	$6,283,517
TC Energy Corporation (b)	85,613	4,315,751
Williams Companies, Inc. (The) (b)	116,767	6,839,044
		17,438,312
Water — 0.7%
Aris Water Solutions, Inc. - Class A (b)	22,198	554,062

Total MLP Related Companies
(Cost $55,938,210)		$63,292,307

Investments at Value — 100.4%
(Cost $74,171,413)		$82,450,980

Liabilities in Excess of Other Assets — (0.4%)		(329,742)

Net Assets — 100.0%		$82,121,238

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of securities as of April 30, 2025 was $80,785,238.

(c)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
Antero Midstream Corporation, 05/16/25	$18.00	18	$29,790	$90
Antero Midstream Corporation, 05/16/25	19.00	19	31,445	95
Antero Midstream Corporation, 06/20/25	18.00	2,376	3,932,280	47,519
Aris Water Solutions, Inc. - Class A, 05/16/25	30.00	2	4,992	80
Aris Water Solutions, Inc. - Class A, 05/16/25	35.00	4	9,984	28
Aris Water Solutions, Inc. - Class A, 06/20/25	30.00	211	526,656	18,463
Cheniere Energy, Inc., 05/16/25	250.00	148	3,420,428	21,460
Cheniere Energy, Inc., 06/20/25	260.00	39	901,329	7,722
Delek Logistics Partners, L.P., 05/16/25	40.00	1	3,925	85
Delek Logistics Partners, L.P., 05/16/25	45.00	1	3,925	5
Delek Logistics Partners, L.P., 06/20/25	40.00	63	247,275	9,135
DT Midstream, Inc., 05/16/25	100.00	344	3,343,680	86,859
DT Midstream, Inc., 05/16/25	105.00	47	456,840	11,280
DT Midstream, Inc., 06/20/25	100.00	21	204,120	5,723
Enbridge, Inc., 05/16/25	47.50	179	835,751	7,697
Enbridge, Inc., 06/20/25	47.50	1,295	6,046,355	110,074
Enbridge, Inc., 06/20/25	50.00	51	238,119	893
Energy Transfer, L.P., 05/16/25	20.00	32	52,928	32
Energy Transfer, L.P., 06/20/25	18.00	33	54,582	660
Energy Transfer, L.P., 06/20/25	19.00	4,131	6,832,674	37,179
Enterprise Products Partners, L.P., 05/16/25	32.00	110	328,900	440
Enterprise Products Partners, L.P., 05/16/25	33.00	14	41,860	42
Enterprise Products Partners, L.P., 05/16/25	36.00	1,552	4,640,480	5,432
Enterprise Products Partners, L.P., 06/20/25	33.00	66	197,340	726
Genesis Energy, L.P., 05/16/25	15.00	2	2,748	40
Genesis Energy, L.P., 05/16/25	17.50	315	432,810	788
Genesis Energy, L.P., 06/20/25	15.00	21	28,854	840
Hess Midstream, L.P. - Class A, 05/16/25	40.00	7	26,019	228
Hess Midstream, L.P. - Class A, 05/16/25	45.00	885	3,289,545	2,213
Hess Midstream, L.P. - Class A, 06/20/25	40.00	51	189,567	2,550
Hess Midstream, L.P. - Class A, 06/20/25	41.00	8	29,736	140
Kinder Morgan, Inc., 05/16/25	29.00	50	131,500	200
Kinder Morgan, Inc., 06/20/25	29.00	2,198	5,780,740	52,751
Kinder Morgan, Inc., 06/20/25	30.00	93	244,590	1,116
Kinetik Holdings, Inc., 05/16/25	50.00	5	20,670	275
Kinetik Holdings, Inc., 06/20/25	50.00	562	2,323,308	33,720
MPLX, L.P., 05/16/25	55.00	38	193,534	190
MPLX, L.P., 05/16/25	60.00	382	1,945,526	4,775
MPLX, L.P., 06/20/25	55.00	347	1,767,271	7,634
NextDecade Corporation, 05/16/25	9.00	8	5,984	60
NextDecade Corporation, 05/16/25	10.00	8	5,984	140
NextDecade Corporation, 06/20/25	9.00	24	17,952	600
NextDecade Corporation, 07/18/25	9.00	493	368,764	18,488

The accompanying notes are an integral part of the financial statements.

2

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
ONEOK, Inc., 05/16/25	$105.00	4	$32,864	$10
ONEOK, Inc., 05/16/25	110.00	255	2,095,080	8,925
ONEOK, Inc., 06/20/25	95.00	343	2,818,088	13,720
Pembina Pipeline Corporation, 05/16/25	40.00	118	450,760	2,360
Pembina Pipeline Corporation, 06/20/25	40.00	732	2,796,240	38,430
Plains GP Holdings, L.P. - Class A, 05/16/25	21.00	15	27,960	38
Plains GP Holdings, L.P. - Class A, 05/16/25	23.00	84	156,576	210
Plains GP Holdings, L.P. - Class A, 06/20/25	20.00	72	134,208	1,080
Plains GP Holdings, L.P. - Class A, 07/18/25	21.00	1,722	3,209,808	17,220
South Bow Corporation, 05/16/25	25.00	9	22,221	612
South Bow Corporation, 05/16/25	30.00	757	1,869,033	3,785
South Bow Corporation, 06/20/25	30.00	457	1,128,333	5,713
Targa Resources Corporation, 05/16/25	190.00	11	187,990	792
Targa Resources Corporation, 05/16/25	220.00	193	3,298,370	4,825
Targa Resources Corporation, 06/20/25	190.00	7	119,630	2,450
Targa Resources Corporation, 06/20/25	195.00	19	324,710	3,933
TC Energy Corporation, 05/16/25	50.00	778	3,921,898	100,361
TC Energy Corporation, 05/16/25	52.50	6	30,246	210
TC Energy Corporation, 06/20/25	52.50	55	277,255	4,675
Western Midstream Partners, L.P., 05/16/25	42.00	4	15,040	40
Western Midstream Partners, L.P., 05/16/25	44.00	441	1,658,160	3,308
Western Midstream Partners, L.P., 06/20/25	41.00	85	319,600	2,210
Williams Companies, Inc. (The), 05/16/25	65.00	582	3,408,774	5,820
Williams Companies, Inc. (The), 06/20/25	65.00	562	3,291,634	28,100
Total Written Option Contracts
(Premiums $1,077,491)			$80,785,238	$747,294

The average monthly notional value of written option contracts during the six months ended April 30, 2025 was $73,979,144.

The accompanying notes are an integral part of the financial statements.

3

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MLP RELATED COMPANIES — 100.6%

	Shares	Value
Exploration & Production — 64.7%
APA Corporation (a)	6,209	$96,488
Chevron Corporation (a)	15,983	2,174,647
ConocoPhillips (a)	11,106	989,767
Coterra Energy, Inc. (a)	9,701	238,256
Devon Energy Corporation (a)	7,652	232,697
Diamondback Energy, Inc. (a)	3,533	466,391
EOG Resources, Inc. (a)	6,142	677,647
EQT Corporation (a)	7,834	387,313
Exxon Mobil Corporation (a)	31,822	3,361,358
Hess Corporation (a)	3,979	513,490
Occidental Petroleum Corporation (a)	10,570	416,564
Texas Pacific Land Corporation (a)	256	329,951
		9,884,569
Gathering & Processing — 3.0%
Targa Resources Corporation (a)	2,736	467,582

Natural Gas Liquids Infrastructure — 4.1%
ONEOK, Inc. (a)	7,586	623,266

Natural Gas Pipelines — 10.2%
Kinder Morgan, Inc. (a)	24,873	654,160
Williams Companies, Inc. (The) (a)	15,418	903,032
		1,557,192
Oilfield Services & Equipment — 8.2%
Baker Hughes Company (a)	12,558	444,553
Halliburton Company (a)	11,441	226,761
Schlumberger Ltd. (a)	17,441	579,913
		1,251,227
MLP RELATED COMPANIES — continued

	Shares	Value
Refining — 10.4%
Marathon Petroleum Corporation (a)	4,047	$556,098
Phillips 66 (a)	5,349	556,617
Valero Energy Corporation (a)	4,059	471,210
		1,583,925
Investments at Value — 100.6%
(Cost $16,977,621)		$15,367,761

Liabilities in Excess of Other Assets — (0.6%)		(96,023)

Net Assets — 100.0%		$15,271,738

(a)	All or a portion of the security covers a written call option. The total value of securities as of April 30, 2025 was $15,081,729.

The accompanying notes are an integral part of the financial statements.

4

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
APA Corporation, 05/16/25	$17.50	57	$88,578	$1,026
APA Corporation, 06/20/25	17.50	5	7,770	280
Baker Hughes Company, 05/16/25	47.00	4	14,160	70
Baker Hughes Company, 06/20/25	43.00	119	421,260	2,023
Chevron Corporation, 05/16/25	170.00	128	1,741,568	256
Chevron Corporation, 06/20/25	150.00	31	421,786	3,193
ConocoPhillips, 05/16/25	105.00	3	26,736	30
ConocoPhillips, 06/20/25	100.00	108	962,496	11,340
Coterra Energy, Inc., 05/16/25	28.00	86	211,216	645
Coterra Energy, Inc., 06/20/25	29.00	9	22,104	126
Devon Energy Corporation, 05/16/25	40.00	2	6,082	6
Devon Energy Corporation, 06/20/25	32.50	73	221,993	7,519
Diamondback Energy, Inc., 05/16/25	170.00	1	13,201	15
Diamondback Energy, Inc., 06/20/25	150.31	32	422,432	5,760
EOG Resources, Inc., 05/16/25	135.00	2	22,066	25
EOG Resources, Inc., 06/20/25	125.00	59	650,947	4,720
EQT Corporation, 05/16/25	60.00	71	351,024	461
EQT Corporation, 06/20/25	60.00	5	24,720	150
Exxon Mobil Corporation, 05/16/25	115.00	302	3,190,026	7,550
Exxon Mobil Corporation, 06/20/25	115.00	16	169,008	1,744
Halliburton Company, 05/16/25	25.00	105	208,110	105
Halliburton Company, 06/20/25	24.00	9	17,838	135
Hess Corporation, 05/16/25	150.00	36	464,580	720
Hess Corporation, 06/20/25	145.00	3	38,715	427
Kinder Morgan, Inc., 05/16/25	30.00	221	581,230	442
Kinder Morgan, Inc., 06/20/25	30.00	14	36,820	168
Marathon Petroleum Corporation, 05/16/25	150.00	37	508,417	2,775
Marathon Petroleum Corporation, 05/16/25	165.00	1	13,741	40
Marathon Petroleum Corporation, 06/20/25	140.00	2	27,482	1,120
Occidental Petroleum Corporation, 05/16/25	47.50	97	382,277	582
Occidental Petroleum Corporation, 05/16/25	52.50	3	11,823	9
Occidental Petroleum Corporation, 06/20/25	42.50	5	19,705	585
ONEOK, Inc., 05/16/25	100.00	69	566,904	690
ONEOK, Inc., 05/16/25	105.00	3	24,648	8
ONEOK, Inc., 06/20/25	95.00	3	24,648	120
Phillips 66, 05/16/25	120.00	47	489,082	588
Phillips 66, 06/20/25	110.00	4	41,624	1,040
Schlumberger Ltd., 05/16/25	45.00	5	16,625	5
Schlumberger Ltd., 06/20/25	40.00	169	561,925	3,211
Targa Resources Corporation, 05/16/25	190.00	25	427,250	1,800
Targa Resources Corporation, 06/20/25	190.00	2	34,180	700
Texas Pacific Land Corporation, 06/20/25	1,400.00	2	257,774	11,480
Valero Energy Corporation, 05/16/25	145.00	1	11,609	3

The accompanying notes are an integral part of the financial statements.

5

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Valero Energy Corporation, 06/20/25	$125.00	38	$441,142	$10,336
Williams Companies, Inc. (The), 05/16/25	65.00	81	474,417	810
Williams Companies, Inc. (The), 06/20/25	65.00	70	409,990	3,500
Total Written Option Contracts
(Premiums $187,072)			$15,081,729	$88,338

The average monthly notional value of written option contracts during the six months ended April 30, 2025 was $14,672,665.

The accompanying notes are an integral part of the financial statements.

6

WESTWOOD LBRTY GLOBAL EQUITY ETF
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.8%

	Shares	Value
Australia — 0.1%
Coles Group Ltd.	65	$884
Woolworths Group Ltd.	100	2,022
		2,906
Austria — 0.0% (a)
Verbund AG	10	768

Brazil — 0.1%
Embraer S.A. - ADR (b)	50	2,297

Canada — 6.9%
Agnico Eagle Mines Ltd.	100	11,755
Bank of Nova Scotia (The)	165	8,257
Canadian National Railway Company	320	30,994
CGI, Inc.	110	11,665
Constellation Software, Inc.	10	36,043
Dollarama, Inc.	85	10,489
Fairfax Financial Holdings Ltd.	10	15,614
Fortis, Inc.	480	23,773
Hydro One Ltd.	220	8,465
Metro, Inc.	125	9,634
Nutrien Ltd.	190	10,848
RB Global, Inc.	55	5,543
Sun Life Financial, Inc.	140	8,344
Thomson Reuters Corporation	85	15,819
Waste Connections, Inc.	20	3,950
		211,193
Cayman Islands — 0.2%
NU Holdings Ltd. - Class A (b)	510	6,339

Denmark — 0.3%
Novo Nordisk A/S - Class B	105	6,934
Orsted A/S (b)	95	3,774
		10,708
Finland — 0.3%
Nordea Bank Abp	565	7,799

France — 4.2%
Air Liquide S.A.	310	63,462
BNP Paribas S.A.	125	10,529
Danone S.A.	345	29,712
Dassault Aviation S.A.	10	3,594
Legrand S.A.	175	19,107
Schneider Electric SE	15	3,473
		129,877
COMMON STOCKS — continued

	Shares	Value
Germany — 1.4%
Deutsche Telekom AG	480	$17,197
Hannover Rueck SE	10	3,202
MTU Aero Engines AG (b)	50	17,228
Symrise AG	35	4,030
		41,657
Ireland — 0.3%
Allegion plc	40	5,568
Linde plc	5	2,266
TE Connectivity plc	15	2,196
		10,030
Japan — 2.0%
Aeon Company Ltd.	500	14,789
Daiichi Sankyo Company Ltd.	500	12,748
Kikkoman Corporation	500	4,882
Mitsubishi UFJ Financial Group, Inc.	500	6,309
Obayashi Corporation	500	7,754
Sompo Holdings, Inc.	500	16,251
		62,733
Jersey — 0.5%
Experian plc	335	16,587

Netherlands — 1.0%
ASML Holding N.V.	10	6,604
Ferrari N.V.	30	13,660
LyondellBasell Industries N.V. - Class A	95	5,530
NN Group N.V.	60	3,667
		29,461
New Zealand — 0.2%
Xero Ltd. (b)	65	6,836

Norway — 0.3%
Equinor ASA	370	8,461

Portugal — 0.1%
EDP S.A.	875	3,448

Spain — 0.8%
Banco Santander S.A.	225	1,577
Iberdrola S.A.	1,195	21,536
		23,113
Sweden — 0.4%
Evolution AB (b)	75	5,232
Investor AB - B Shares	215	6,347
Skanska AB - B Shares	55	1,274
		12,853

The accompanying notes are an integral part of the financial statements.

7

WESTWOOD LBRTY GLOBAL EQUITY ETF
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued

	Shares	Value
Switzerland — 1.2%
Holcim AG	90	$9,989
Nestle S.A.	240	25,515
Sika AG	10	2,494
		37,998
Taiwan Province Of China — 0.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	65	10,835

United Kingdom — 4.0%
3i Group plc	385	21,727
Ashtead Group plc	110	5,850
Aviva plc	855	6,382
Barclays plc	1,930	7,635
BP plc	5,590	26,098
Coca-Cola Europacific Partners plc	135	12,250
Compass Group plc	160	5,370
GSK plc	770	15,225
Haleon plc	1,290	6,471
Melrose Industries plc	365	2,109
Reckitt Benckiser Group plc	10	645
Sage Group plc (The)	710	11,710
		121,472
United States — 75.1%
AbbVie, Inc.	215	41,947
Adobe, Inc. (b)	20	7,500
Advanced Micro Devices, Inc. (b)	305	29,692
Airbnb, Inc. - Class A (b)	10	1,219
Alphabet, Inc. - Class A	340	53,992
Alphabet, Inc. - Class C	310	49,876
Amazon.com, Inc. (b)	610	112,496
American Express Company	140	37,298
American International Group, Inc.	205	16,712
Ameriprise Financial, Inc.	25	11,775
AMETEK, Inc.	50	8,479
Amphenol Corporation - Class A	415	31,934
Apple, Inc.	570	121,125
Applied Materials, Inc.	110	16,578
Autodesk, Inc. (b)	60	16,455
AvalonBay Communities, Inc.	65	13,649
Axon Enterprise, Inc. (b)	10	6,133
Bank of America Corporation	1,360	54,236
Bank of New York Mellon Corporation (The)	435	34,978
Bentley Systems, Inc. - Class B	155	6,663
Best Buy Company, Inc.	25	1,667
BioMarin Pharmaceutical, Inc. (b)	130	8,280
COMMON STOCKS — continued

	Shares	Value
United States - continued
Boston Scientific Corporation (b)	275	$28,289
Broadcom, Inc.	230	44,268
Cadence Design Systems, Inc. (b)	55	16,376
Camden Property Trust	15	1,707
Capital One Financial Corporation	20	3,605
Carlyle Group, Inc. (The)	75	2,898
Cencora, Inc.	15	4,390
Chipotle Mexican Grill, Inc. (b)	165	8,336
Cintas Corporation	5	1,058
Cisco Systems, Inc.	540	31,174
Citizens Financial Group, Inc.	265	9,776
CMS Energy Corporation	35	2,578
Coca-Cola Company (The)	65	4,716
Colgate-Palmolive Company	165	15,211
Consolidated Edison, Inc.	100	11,275
Constellation Energy Corporation	10	2,234
Copart, Inc. (b)	265	16,173
Costco Wholesale Corporation	15	14,917
Coterra Energy, Inc.	385	9,456
Crown Castle, Inc.	150	15,863
Darden Restaurants, Inc.	30	6,019
Deckers Outdoor Corporation (b)	35	3,879
Diamondback Energy, Inc.	10	1,320
Dollar Tree, Inc. (b)	135	11,039
DoorDash, Inc. - Class A (b)	5	964
Dover Corporation	135	23,038
Dow, Inc.	485	14,836
DuPont de Nemours, Inc.	100	6,599
Dynatrace, Inc. (b)	160	7,515
East West Bancorp, Inc.	45	3,850
Edwards Lifesciences Corporation (b)	225	16,985
Elevance Health, Inc.	5	2,103
Eli Lilly & Company	65	58,431
EMCOR Group, Inc.	15	6,011
Equinix, Inc.	10	8,608
Equitable Holdings, Inc.	305	15,082
Exelon Corporation	15	704
Extra Space Storage, Inc.	40	5,861
Fair Isaac Corporation (b)	5	9,948
Fifth Third Bancorp	205	7,368
Floor & Decor Holdings, Inc. - Class A (b)	75	5,358
Fortinet, Inc. (b)	85	8,820
General Electric Company	60	12,092
Goldman Sachs Group, Inc. (The)	55	30,115
Graco, Inc.	25	2,040

The accompanying notes are an integral part of the financial statements.

8

WESTWOOD LBRTY GLOBAL EQUITY ETF
APRIL 30, 2025 (Unaudited)

COMMON STOCKS — continued

	Shares	Value
United States - continued
HEICO Corporation	5	$1,254
HEICO Corporation - Class A	10	2,009
Hershey Company (The)	30	5,016
Home Depot, Inc. (The)	60	21,629
Huntington Bancshares, Inc.	620	9,009
Illinois Tool Works, Inc.	115	27,590
Illumina, Inc. (b)	110	8,536
Intercontinental Exchange, Inc.	110	18,477
International Business Machines Corporation	45	10,882
Intuitive Surgical, Inc. (b)	10	5,158
Johnson & Johnson	270	42,203
JPMorgan Chase & Company	120	29,354
Keysight Technologies, Inc. (b)	70	10,178
Kimberly-Clark Corporation	100	13,178
KKR & Company, Inc.	30	3,428
KLA Corporation	15	10,540
Lennox International, Inc.	5	2,734
Lowe’s Companies, Inc.	45	10,060
Meta Platforms, Inc. - Class A	115	63,135
Micron Technology, Inc.	70	5,387
Microsoft Corporation	360	142,293
Morgan Stanley	45	5,194
NetApp, Inc.	165	14,809
Netflix, Inc. (b)	40	45,269
NiSource, Inc.	30	1,173
Nordson Corporation	10	1,896
NVIDIA Corporation	1,225	133,427
Occidental Petroleum Corporation	75	2,956
Owens Corning	25	3,635
PepsiCo, Inc.	235	31,861
PPG Industries, Inc.	165	17,962
Procter & Gamble Company (The)	310	50,397
Prudential Financial, Inc.	120	12,325
PTC, Inc. (b)	75	11,623
Public Storage	30	9,013
Pure Storage, Inc. - Class A (b)	155	7,031
Quanta Services, Inc.	30	8,780
Realty Income Corporation	175	10,126
Regal Rexnord Corporation	65	6,879
Regeneron Pharmaceuticals, Inc.	5	2,994
Robinhood Markets, Inc. - Class A (b)	135	6,630
Ross Stores, Inc.	30	4,170
SBA Communications Corporation - Class A	75	18,254
Skyworks Solutions, Inc.	155	9,963
Snap, Inc. - Class A (b)	685	5,453
COMMON STOCKS — continued

	Shares	Value
United States - continued
Stanley Black & Decker, Inc.	30	$1,801
Stryker Corporation	55	20,566
Take-Two Interactive Software, Inc. (b)	50	11,666
Tesla, Inc. (b)	125	35,270
Texas Instruments, Inc.	35	5,602
TJX Companies, Inc. (The)	210	27,024
Trimble, Inc. (b)	25	1,554
UDR, Inc.	25	1,047
UnitedHealth Group, Inc.	55	22,629
Valero Energy Corporation	145	16,833
Visa, Inc. - Class A	145	50,098
Wells Fargo & Company	175	12,427
Westlake Corporation	35	3,235
Williams Companies, Inc. (The)	230	13,471
Zillow Group, Inc. - Class C (b)	75	5,050
Zoom Communications, Inc. (b)	165	12,794
		2,300,506
Investments at Value — 99.8%
(Cost $2,954,878)		$3,057,877

Other Assets in Excess of Liabilities — 0.2%		6,794

Net Assets — 100.0%		$3,064,671

A/S - Aktieselskab

AB - Aktiebolag

Abp - Julkinen Osakeyhtiö

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Amount rounds to less than 0.1%.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

9

WESTWOOD FUNDS
APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood	Westwood
	Salient	Salient	Westwood
	Enhanced	Enhanced	LBRTY
	Midstream	Energy	Global
	Income ETF	Income ETF	Equity ETF
ASSETS
Investments in securities:
At cost	$74,171,413	$16,977,621	$2,954,878
At value (Note 2)	$82,450,980	$15,367,761	$3,057,877
Cash	792,547	166,433	7,367
Cash denominated in foreign currency (Cost $—, $—, $4)	—	—	4
Dividends receivable	332,722	11,564	1,913
Reclaims receivable	61,413	—	198
Total assets	83,637,662	15,545,758	3,067,359
LIABILITIES
Written call options, at value (Notes 2 & 5) (premiums received $1,077,491, $187,072, $—)	747,294	88,338	—
Distributions payable	714,375	174,374	—
Payable to Adviser (Note 4)	54,755	11,308	2,688
Total liabilities	1,516,424	274,020	2,688

NET ASSETS	$82,121,238	$15,271,738	$3,064,671

NET ASSETS CONSIST OF:
Paid-in capital	$80,344,572	$17,518,220	$2,959,144
Accumulated earnings (deficit)	1,776,666	(2,246,482)	105,527
NET ASSETS	$82,121,238	$15,271,738	$3,064,671

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,175,000	775,000	125,000
Net asset value, offering price and redemption price per share (Note 1)	$25.86	$19.71	$24.52

The accompanying notes are an integral part of the financial statements.

10

WESTWOOD FUNDS
FOR THE PERIODS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	Westwood	Westwood
	Salient	Salient	Westwood
	Enhanced	Enhanced	LBRTY
	Midstream	Energy	Global
	Income ETF	Income ETF	Equity ETF(a)
INVESTMENT INCOME
Distributions from master limited partnerships	$642,729	$—	$—
Dividends from master limited partnership related companies	1,263,029	233,667	—
Dividend income	—	—	3,636
Tax reclaims received	41,417	—	199
Foreign witholding taxes on dividends	(104,266)	(972)	(390)
Total investment income	1,842,909	232,695	3,445

EXPENSES
Investment management fees (Note 4)	299,264	62,688	929

NET INVESTMENT INCOME	1,543,645	170,007	2,516

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS
Net realized gains (losses) from investment transactions	872,281	(67,628)	—
Net realized gains (losses) from foreign currency transactions	740	(12)	(1)
Net realized gains (losses) from written option contracts (Note 5)	(2,191,731)	87,913	—
Net change in unrealized appreciation (depreciation) on investment transactions	1,728,642	(1,448,869)	102,999
Net change in unrealized appreciation (depreciation) on currency translations	547	20	13
Net change in unrealized appreciation (depreciation) on written option contracts (Note 5)	613,479	54,054	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS	1,023,958	(1,374,522)	103,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,567,603	$(1,204,515)	$105,527

(a)	Represents the period from the commencement of operations (March 26, 2025) through April 30, 2025.

The accompanying notes are an integral part of the financial statements.

11

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient		Westwood Salient		Westwood
	Enhanced Midstream		Enhanced Energy		LBRTY Global
	Income ETF		Income ETF		Equity ETF
	Six Months		Six Months		Period
	Ended	Period	Ended	Period	Ended
	April 30,	Ended	April 30,	Ended	April 30,
	2025	October 31,	2025	October 31,	2025(c)
	(Unaudited)	2024(a)	(Unaudited)	2024(b)	(Unaudited)
FROM OPERATIONS
Net investment income	$1,543,645	$256,462	$170,007	$91,565	$2,516
Net realized gains (losses) on investments, in-kind transactions, written options, and foreign currency transactions	(1,318,710)	(1,787,319)	20,273	98,533	(1)
Net change in unrealized appreciation (depreciation) on investments, written options, and foreign currency translations	2,342,668	6,267,334	(1,394,795)	(116,331)	103,012
Net increase (decrease) in net assets resulting from operations	2,567,603	4,736,477	(1,204,515)	73,767	105,527

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(3,870,000)	(2,733,750)	(928,125)	(691,875)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	26,488,490	61,133,515	3,273,547	14,748,939	2,959,144
Payments for shares redeemed	—	(6,201,097)	—	—	—
Net increase in net assets from capital share transactions	26,488,490	54,932,418	3,273,547	14,748,939	2,959,144

TOTAL INCREASE IN NET ASSETS	25,186,093	56,935,145	1,140,907	14,130,831	3,064,671

NET ASSETS
Beginning of period	56,935,145	—	14,130,831	—	—
End of period	$82,121,238	$56,935,145	$15,271,738	$14,130,831	$3,064,671

CAPITAL SHARES ACTIVITY
Issued	975,000	2,450,000	150,000	625,000	125,000
Redeemed	—	(250,000)	—	—	—
Net increase in shares outstanding	975,000	2,200,000	150,000	625,000	125,000
Shares outstanding at beginning of period	2,200,000	—	625,000	—	—
Shares outstanding at end of period	3,175,000	2,200,000	775,000	625,000	125,000

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.

(b)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.

(c)	Represents the period from the commencement of operations (March 26, 2025) through April 30, 2025.

The accompanying notes are an integral part of the financial statements.

12

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2025		Period Ended
	(Unaudited)		October 31, 2024(a)
Net asset value at beginning of period	$25.88		$25.02
Net investment income (b)	0.55		0.16
Net realized and unrealized gains on investments	0.78		2.27
Total from investment operations	1.33		2.43
Variable transaction fees (Note 6) (b)	—		0.01
Less distributions from:
Net investment income	(1.35)		(1.58)
Net asset value at end of period	$25.86		$25.88
Market price at end of period	$25.86		$25.97
Total return (c)	4.97	% (d)	10.05	% (d)
Total return at market (e)	4.59	% (d)	10.42	% (d)
Net assets at end of period (000’s)	$82,121		$56,935
Ratio of total expenses to average net assets	0.80	% (f)	0.80	% (f)
Ratio of net investment income to average net assets	4.12	% (f)	1.08	% (f)
Portfolio turnover rate (g)	14	% (d)	47	% (d)

Amounts designated as “–” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

13

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2025		Period Ended
	(Unaudited)		October 31, 2024(a)
Net asset value at beginning of period	$22.61		$24.41
Net investment income (b)	0.25		0.19
Net realized and unrealized losses on investments	(1.80)		(0.65)
Total from investment operations	(1.55)		(0.46)
Variable transaction fees (Note 6) (b)	—		0.01
Less distributions from:
Net investment income	(1.35)		(1.35)
Net asset value at end of period	$19.71		$22.61
Market price at end of period	$19.70		$22.65
Total return (c)	(7.36	%) (d)	(1.87	%) (d)
Total return at market (e)	(7.58	%) (d)	(1.70	%) (d)
Net assets at end of period (000’s)	$15,272		$14,131
Ratio of total expenses to average net assets	0.85	% (f)	0.85	% (f)
Ratio of net investment income to average net assets	2.30	% (f)	1.61	% (f)
Portfolio turnover rate (g)	7	% (d)	14	% (d)

Amounts designated as “–” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

14

WESTWOOD LBRTY GLOBAL EQUITY ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	April 30, 2025(a)
	(Unaudited)
Net asset value at beginning of period	$24.74
Net investment income (b)	0.03
Net realized and unrealized losses on investments	(0.27)
Total from investment operations	(0.24)
Variable transaction fees (Note 6) (b)	0.02
Net asset value at end of period	$24.52
Market price at end of period	$24.56
Total return (c)	(0.89	%) (d)
Total return at market (e)	(0.73	%) (d)
Net assets at end of period (000’s)	$3,065
Ratio of total expenses to average net assets	0.50	% (f)
Ratio of net investment income to average net assets	1.31	% (f)
Portfolio turnover rate (g)	0	% (d)

(a)	Represents the period from the commencement of operations (March 26, 2025) through April 30, 2025.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

15

WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Westwood Salient Enhanced Midstream Income ETF (“Midstream Income ETF”), Westwood Salient Enhanced Energy Income ETF (“Energy Income ETF”) and Westwood LBRTY Global Equity ETF (“Global Equity ETF”) (individually, a “Fund” and collectively, the“Funds”) are each a series of Ultimus Managers Trust (the“Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report. The Midstream Income ETF commenced operations on April 8, 2024, the Energy Income ETF commenced operations on April 30, 2024 and the Global Equity ETF commenced operations on March 26, 2025.

The Midstream Income ETF and Energy Income ETF are non-diversified, exchange-traded funds (“ETF”) that seek to provide current income and capital appreciation. The Global Equity ETF seeks to track the performance, before fees and expenses, of the TOBAM LBRTY® All World Equity Index. The Fund is classified as diversified, however, the Fund may operate as a non-diversified fund to the approximate extent the TOBAM LBRTY® All World Equity Index is non-diversified.

Shares of the Midstream Income ETF are listed and traded on the New York Stock Exchange (“NYSE”). Shares of the Energy Income ETF is listed and traded on the Nasdaq Stock Market (“Nasdaq”). Shares of the Global Equity ETF are listed and traded on the New York Stock Exchange Arca (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”.) The Funds issue and redeem shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants” or “APs”) on a continuous basis at the NAV per share in aggregations of a specified number of shares called“Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

Westwood Management Corporation (the “Adviser” or “Westwood”) serves as investment advisor to the Funds. Westwood is wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”) to serve as the trading sub-adviser for the Funds. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to supervision of the Adviser and the Board of Trustees of the Trust (the “Board”).

Other series of the Trust, that are also managed by the Adviser, invest in the Funds, therefore making the Funds affiliates of the other series.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

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2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their NAV as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value its securities and other assets at fair value as determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Funds’ NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

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The following is a summary of each Fund’s investments and the inputs used to value the investments as of April 30, 2025:

Midstream Income ETF	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$19,158,673	$—	$—	19,158,673
MLP Related Companies	63,292,307	—	—	63,292,307
Total Investment Securities	$82,450,980	$—	$—	$82,450,980
Other Financial Instruments
Written Option Contracts	$(476,530)	$(270,764)	$—	$(747,294)
Total	$81,974,450	$(270,764)	$—	$81,703,686

Energy Income ETF	Level 1	Level 2	Level 3	Total
MLP Related Companies	$15,367,761	$—	$—	15,367,761
Total Investment Securities	$15,367,761	$—	$—	$15,367,761
Other Financial Instruments
Written Option Contracts	$(72,481)	$(15,857)	$—	$(88,338)
Total	$15,295,280	$(15,857)	$—	$15,279,423

Global Equity ETF	Level 1	Level 2	Level 3	Total
Common Stocks	$3,057,877	$—	$—	3,057,877
Total Investment Securities	$3,057,877	$—	$—	$3,057,877

Refer to the Funds’ Schedules of Investments for a listing of securities by sector and industry type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended April 30, 2025.

Cash – The Funds’cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balances reflected on the Statements of Assets and Liabilities for the Funds represent the amount held as of April 30, 2025.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of the assets, less the liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received for the Funds’ investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

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Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Options written/purchased – The Midstream Income ETF and Energy Income ETF may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to shareholders – The Midstream Income ETF and Energy Income ETF each distributes substantially all of its net income to shareholders on a monthly basis and its net capital gains to shareholders at least annually in December. The Global Equity ETF distributes substantially all of its net income to shareholders on a quarterly basis and its net capital gains to shareholders at least annually in December. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

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The character of dividends paid to shareholders of the Funds for federal income tax purposes during the periods ended April 30, 2025 and November 30, 2024 was as follows:

	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
Midstream Income ETF
April 30, 2025	$3,870,000	$—	$—	$3,870,000
November 30, 2024	$1,380,505	$—	$1,353,245	$2,733,750
Energy Income ETF
April 30, 2025	$928,125	$—	$—	$928,125
November 30, 2024	$187,609	$—	$504,266	$691,875
Global Equity ETF
April 30, 2025	$—	$—	$—	$—

Federal income tax – Each Fund has qualified and intends to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2024. The Midstream Income ETF and Energy Income ETF have a tax year end of November 30, 2024, which is different than the fiscal year end of October 31, 2024.

	Midstream	Energy
	Income ETF	Income ETF
Federal income tax cost	$56,166,107	$14,009,823
Gross unrealized appreciation	$14,494,757	$1,306,776
Gross unrealized depreciation	(3,612,269)	(545,005)
Net unrealized appreciation	10,882,488	761,771
Net unrealized appreciation on written options	1,207,848	—
Net unrealized depreciation on foreign currency translation	(111)	(32)
Distributions payable	(534,375)	(140,625)
Accumulated capital and other losses	(4,403,630)	—
Total distributable earnings	$7,152,220	$621,114

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As of November 30, 2024, the Midstream Income ETF had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short- term	Long- term	Total
Midstream Income ETF	$3,399,502	$1,004,128	$4,403,630

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid in capital and Distributable earnings as of November 30, 2024 are primarily related to adjustments for publicly traded partnerships and return of capital distributions. As of November 30, 2024, the following adjustments were made:

	Distributable	Paid in
	earnings	capital
Midstream Income ETF	$1,076,336	$(1,076,336)
Energy Income ETF	504,266	(504,266)

The following information is provided on a tax basis as of April 30, 2025:

	Midstream	Energy	Global
	Income ETF	Income ETF	Equity ETF
Federal income tax cost	$73,115,347	$16,812,335	$2,954,878
Gross unrealized appreciation	$10,130,406	$638,021	$141,717
Gross unrealized depreciation	(1,542,067)	(2,170,933)	(38,718)
Net unrealized appreciation (depreciation)	$8,588,339	$(1,532,912)	$102,999
Net unrealized appreciation on foreign currency translation	$238	$—	$13

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral on losses on wash sales, partnership adjustments, and options mark to market adjustments.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and open periods and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

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3. Investment Transactions

During the period ended April 30, 2025, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments were as follows:

	Midstream	Energy	Global Equity
	Income ETF	Income ETF	ETF
Purchases of investment securities (excluding in-kind transactions)	$15,959,365	$1,089,520	$—
Proceeds from sales of investment securities (excluding in-kind transacations)	$10,530,384	$1,169,143	$—

Purchases and sales of in-kind transactions for the period ended April 30, 2025 were as follows:

	Midstream	Energy	Global Equity
	Income ETF	Income ETF	ETF
Purchases of in-kind transactions	$16,945,346	$2,680,164	$2,954,878
Sales of in-kind transactions	$—	$—	$—

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement (the“Agreement”). The Midstream Income ETF, Energy Income ETF and Global Equity ETF, pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80%, 0.85%, and 0.50% of average daily net assets, respectively. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Funds (other than interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses) so that total annual fund operating expenses remain at 0.80%, 0.85%, and 0.50% of the Midstream Income ETF, Energy Income ETF and Global Equity ETF average daily net assets, respectively. During the period ended April 30, 2025, the Adviser earned $299,264, $62,688 and $929 of fees from the Midstream Income ETF, Energy Income ETF, and Global Equity ETF, respectively, under the Investment Advisory Agreement. At April 30, 2025, the Midstream Income ETF, Energy Income ETF, and Global Equity ETF owed the Adviser $54,755, $11,308 and $2,688, respectively, relating to the investment management fee.

For its services, the Sub-Adviser is paid by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% (subject to a minimum of $35,000 per year per Fund).

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Adviser. NLCS is a wholly-owned subsidiary of Ultimus.

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Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of April 30, 2025 presented on the Statements of Assets and Liabilities.

Liabilities
Investments,
at value
for written
Type of Derivative	options
Midstream Income ETF
Equity Risk Exposure	$(747,294)
Energy Income ETF
Equity Risk Exposure	$(88,338)

The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the period ended April 30, 2025:

					Change in
					Unrealized
			Realized		Appreciation
Type of Derivative	Risk	Location	(Gains) Losses	Location	(Depreciation)
Midstream Income ETF
Call options written	Equity	Net realized gains (losses) from written option contracts	$(2,191,731)	Net change in unrealized appreciation (depreciation) on written option contracts	$613,479
Energy Income ETF
Call options written	Equity	Net realized gains (losses) from written option contracts	$87,913	Net change in unrealized appreciation (depreciation) on written option contracts	$54,054

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Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented on the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at prearranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

As of April 30, 2025, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Midstream Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(747,294)
Total derivative assets and liabilities on the Statements of Assets and Liabilities	—	(747,294)
Derivative not subject to a MNA or similar agreement	—	747,294
Total assets and liabilities subject to a MNA	$—	$—
Energy Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(88,338)
Total derivative assets and liabilities on the Statements of Assets and Liabilities	—	(88,338)
Derivative not subject to a MNA or similar agreement	—	88,338
Total assets and liabilities subject to a MNA	$—	$—

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Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the APs may acquire shares directly from the Funds and tender their shares for redemption directly to the Funds. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the Funds’ Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Funds’ Distributor and the Funds, generally takes place when an AP deposits into the Funds a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Funds. However, the Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statements of Operations.

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the period ended April 30, 2025, the Midstream Income ETF, Energy Income ETF and Global Equity ETF received $13,000, $2,000 and $1,800, respectively, in transaction fees.

The Transaction Fees for the Funds are listed in the table below:

		Maximum
		Additional Variable
	Fee for In-Kind and	Charge for Cash
	Cash Purchases	Purchases *
Midstream Income ETF	$500	2.00%
Energy Income ETF	$500	2.00%
Global Equity ETF	$1,800	2.00%

*	As a percentage of the amount invested.

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7. Sector Risk

If the Funds have significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Funds’ portfolio would be adversely affected. As of April 30, 2025, the Midstream Income ETF had 25.3% of the value of its net assets invested in securities in the Natural Gas Liquids Infrastructure sector, and the Energy Income ETF had 64.7% of the value of its net assets in securities in the Exploration & Production sector.

8. Non-Diversification Risk

The Midstream Income ETF and Energy Income ETF are non-diversified funds. Because each Fund may invest in securities of a smaller number of issuers, each Fund may be more exposed to the risks associated with and developments affecting and individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on each Funds’ performance.

9. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The following funds paid distributions to shareholders subsequent to April 30, 2025:

			Income Per
	Record Date	Ex-Date	Share
Midstream Income ETF	5/29/2025	5/29/2025	$0.2250
Energy Income ETF	5/29/2025	5/29/2025	0.2250

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ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Westwood LBRTY Global Equity ETF’s (the “Fund” or the “ETF”) Investment Advisory Agreement with Westwood Management Corp. (the “Adviser” or “Westwood”) for an initial two-year term (the “Westwood Advisory Agreement”) and the Sub-Advisory Agreement between Westwood and Vident Asset Management (the “Sub-Adviser” or “Vident”), on behalf of the Fund, for an initial two-year term (the “Vident Sub-Advisory Agreement”). The Board approved the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on January 27-28, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser and Sub-Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. In approving the Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, (2) the Adviser’s experience and resources in monitoring the performance of other sub-advisers on Westwood-managed funds and the professional experience and the investment capabilities of the individuals at Vident who are expected to serve as portfolio managers of the Fund, (3) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the Fund, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits to be derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser and Sub-Adviser over the course of the preceding year for other funds managed by the Adviser and Sub-Adviser. The Independent Trustees’ analysis of these factors is set forth below.

Consideration of Approval of Westwood Advisory Agreement

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Westwood, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Westwood, the Board took into account its familiarity with Westwood’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Westwood’s compliance policies and procedures based on discussion with Westwood and the CCO. The quality of administrative and other services, including Westwood’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also

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considered Westwood’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services to be provided by Westwood including, without limitation, Westwood’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Westwood’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications of other individuals at Westwood anticipated to provide services to the Fund. The Board also considered Westwood’s succession planning for the portfolio managers of the Fund.

The Board considered Westwood’s process for monitoring the proposed Sub-Adviser, Vident, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, infrastructure and performance. The Board further considered that Westwood would conduct periodic reviews of the Sub-Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by Westwood under the Westwood Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the proposed advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s proposed advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. The Board noted Westwood’s response in the 15(c) materials that there were no accounts or funds comparable to the Fund that were managed by Westwood. The Board noted that the Fund would be charged a unitary fee under the proposed Westwood Advisory Agreement. The Board further noted that, under the unitary fee arrangement, the Fund would pay Westwood a unitary fee from which Westwood would pay the Fund’s other expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and fees, if any, but excluding the fee payment under the Westwood Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board considered that, from the unitary fee for the Fund, Westwood would pay the Sub-Adviser a proposed sub-advisory fee equal to 0.05% of the Fund’s average net assets, subject to a $35,000 annual minimum. The Board further considered that, under the proposed amended and restated sub-advisory agreement, Vident has agreed to cap its sub-advisory fees at $500,000 on the Westwood-advised exchange-traded funds for which Vident serves as a sub-adviser, subject to annual escalator defined as the prior year’s cumulative percentage increase of the United States Consumer Price Index - All Urban Consumers, U.S. City Average, published by the Bureau of Labor Statistics, United States Department of Labor (or its successor index) during the period beginning on the date of the prior fee adjustment. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.

In reviewing the comparison in expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, and the nature of the investment strategies. The Board noted that the proposed expense ratio of 0.50% for the Fund was in the second quartile. The Board further noted that the Fund’s expense ratio was above the peer group average and at the peer group median. The Board took into consideration Westwood’s assertion that the size of the Fund and unique aspects of the Fund’s investment strategy differentiated its fees from those of its peers.

Fund Performance

As the Fund had not yet commenced operations, the Board did not consider past performance. The Board noted the Adviser’s experience and resources in monitoring the performance of other sub-advisers on Westwood-managed funds.

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Potential Economies of Scale

The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Fund’s’ advisory fee structure. The Board considered the proposed advisory fee under the Westwood Advisory Agreement and possible economies of scale that might be realized if the assets of the Fund increase. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not appropriate at this time. The Board noted that the structure of the advisory fee as a unitary fee would have the effect of limiting certain of the Fund’s operating expenses. The Board also considered the fact that, under the Westwood Advisory Agreement, the advisory fee payable to Westwood by the Fund would be reduced by the total sub-advisory fee paid to the Sub-Adviser.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Westwood and its affiliates and the anticipated direct and indirect benefits derived by Westwood and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for Westwood’s business as a whole. The Board reviewed the anticipated profitability of Westwood’s relationship with the Fund both before and after tax expenses, and also considered whether Westwood has the financial wherewithal to provide services to the Fund, noting Westwood’s ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Westwood would derive benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Westwood should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Westwood’s level of profitability, if any, to be derived from its relationship with the Fund was reasonable and not excessive.

Consideration of Approval of Vident Sub-Advisory Agreement

Nature, Extent and Quality of Services

The Board considered information provided by Vident regarding the services to be provided by Vident to the Fund. The Board evaluated the level and depth of knowledge of Vident, including the professional experience and qualifications of senior personnel. The Board also took into account Vident’s compliance policies and procedures based on discussion with Vident and the CCO. The Board discussed the nature and extent of the services to be provided by Vident including, without limitation, Vident’s portfolio management and trading services, daily monitoring of the Fund’s positions and variances against the model portfolio provided by Westwood, monitoring to adhere to investment guidelines, cash management, cash and holdings reconciliation, and review of creation and redemption file data. The Board considered the qualifications and experience of Vident’s portfolio managers who would be responsible for trading the Fund’s portfolio, as well as the qualifications of other individuals at Vident anticipated to provide services to the Fund. The Board also considered Vident’s succession planning for the portfolio managers of the Fund. The Board then took into consideration Westwood’s due diligence of Vident and Westwood’s selection of Vident based on, as Westwood previously noted, Vident’s reputation, comprehensive service offering, experience with buy-write strategies in ETF wrappers, and competitive pricing. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by Vident under the Vident Sub-Advisory Agreement.

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Sub-Advisory Fees and Expenses and Comparative Accounts

The Board considered that the sub-advisory fee would be paid by Westwood and not by the Fund. The Board also considered that the Fund would pay an advisory fee to Westwood and that Westwood would pay a sub-advisory fee to Vident out of the advisory fee it receives from the Fund. The Board also considered Vident’s response in its 15(c) materials that it does not believe the other accounts managed by Vident would be considered similar in nature to the Fund to be appropriate for a fee comparison.

Fund Performance

As the Fund had not yet commenced operations, the Board did not consider past performance. The Board considered the professional experience and the investment capabilities of the individuals at Vident who are expected to serve as portfolio managers to the Fund.

Potential Economies of Scale

The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account the Fund’s sub-advisory fee structure and the fact that Westwood would pay the sub-advisory fees out of the advisory fees it receives from the Fund. As a consequence, potential economies of scale was not a material factor in the Board’s deliberations concerning the Vident Sub-Advisory Agreement.

Financial Condition of the Sub-Adviser and Sub-Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Vident and its affiliates and the anticipated direct and indirect benefits derived by Vident and its affiliates from their relationship with the Fund. The Board noted that the sub-advisory fee under the Vident Sub-Advisory Agreement would be paid by Westwood out of the advisory fee it would receive under the Westwood Advisory Agreement. As a consequence, the anticipated profitability to Vident of its relationship with the Fund was not a substantial factor in the Board’s deliberations.

Fall-Out Benefits

The Board also noted that Vident would derive benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Vident should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund. Based upon its review, the Board concluded that Vident’s level of profitability, if any, to be derived from its relationship with the Fund was reasonable and not excessive.

In considering the approvals of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Westwood and Vident each demonstrated that they possess the capability and resources to perform the duties required of them under the Westwood Advisory Agreement and Vident Sub-Advisory Agreement, respectively; (b) Westwood and Vident maintain appropriate compliance programs; and (c) the Fund’s advisory fees are reasonable in light of the services to be provided and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that approval of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement is in the best interests of the Fund and its respective shareholders.

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OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:

Qualified
Fund	Dividend Income
Midstream Income ETF	63.80%
Energy Income ETF	100.00%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the tax year ended November 30, 2024, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Dividend
Fund	Received Deduction
Midstream Income ETF	12.75%
Energy Income ETF	100.00%

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The Westwood Funds
P.O. Box 541150
Omaha, NE 68154
1-800-994-0755
www.westwoodetfs.com

Adviser:
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, TX 75201

Distributor:
Northern Lights Distributors, LLC
4221 North 203rd Street
Suite 100
Elkhorn, NE 68022

Administrator:
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Legal Counsel:
Sullivan & Worcester LLP
1666 K Streeet, NW
Suite 700
Washington, D.C. 20006

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to all except for Westwood LBRTY Global Equity ETF which is available under item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	July 7, 2025

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	July 7, 2025

*	Print the name and title of each signing officer under his or her signature.